          As filed with the Securities and Exchange Commission on March 27, 1998
                                                     File Nos. 2-86188; 811-3836
================================================================================






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                          Pre-Effective Amendment No.                 ___

                         Post-Effective Amendment No. 28              [X]

                                     and/or
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                        ___

                                Amendment No. 28                      [X]

                        (Check appropriate box or boxes)

                               ANCHOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Susan L. Harris, Esq.
                                 SunAmerica Inc.
                        1 SunAmerica Center, Century City
                           Los Angeles, CA 90067-6022


  It is proposed that this filing will become effective (check appropriate box)

   immediately upon filing pursuant    X  on April 1, 1998 pursuant
   to paragraph (b)                       to paragraph (b)
__ 60 days after filing pursuant       __ on (date) pursuant to
   to paragraph (a)                       paragraph (a) of Rule 485

                              --------------------


===============================================================================

                               ANCHOR SERIES TRUST
                              CROSS REFERENCE SHEET

Item Number
in Form N-1A                                                      Caption

                               PART A - PROSPECTUS

1.       Cover Page                                           Cover Page

2.       Synopsis - Fee Table                                 *

3.       Condensed Financial                                  Financial Highlights
         Information

4.       General Description of                               The Trust; Investment Objectives and
         Registrant                                           Policies; Investment Restrictions;
                                                              Special Considerations; and
                                                              Description of the Trust

5.       Management of the Fund                               Management of the Trust

5A.      Management's Discussion of                           Cover Page
         Fund Performance

6.       Capital Stock and Other                              The Trust; Description of the Trust
         Securities

7.       Purchase of Securities                               The Trust; Net Asset Value;
         Being    Offered                                     Distribution and Redemption of
                                                              Shares; Inquiries

8.       Redemption or Repurchase                             The Trust; Distribution and
                                                              Redemption of Shares; Inquires

9.       Pending Legal Proceedings                            *

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

10.      Cover Page                                           Cover Page

11.      Table of Contents                                    Table of Contents

12.      General Information and                              The Trust; General Information;
         History                                              Ownership of Shares

13.      Investment Objectives                                Investment Objectives and Policies

14.      Management of the Fund                               SunAmerica Asset Management Corp.;
                                                              Officers and Trustees of the Trust

15.      Control Persons and                                  Ownership of Shares
         Principal Holders of Securities

16.      Investment Advisory and                              SunAmerica Asset Management Corp.
         Other Services                                       and Wellington Management Company;
                                                              Custodian

17.      Brokerage Allocation and                             Portfolio Transactions and Brokerage
         Other Practices

18.      Capital Stock and Other                              General Information
         Securities

19.      Purchase, Redemption and                             Net Asset Value
         Pricing of Securities
         Being Offered

20.      Tax Status                                           Dividends, Distributions and Taxes

21.      Underwriters                                         *

22.      Calculation of Performance                           Net Asset Value
         Data

23.      Financial Statements                                 Financial Statements

                                     PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                          PROSPECTUS -- APRIL 1, 1998

--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
                                 P.O. BOX 54299
                      LOS ANGELES, CALIFORNIA, 90054-0299

     Anchor Series Trust (the "Trust") is an open-end diversified management investment company. The Trust includes twelve Portfolios, each of which has its own investment objective and policies.

     Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The contracts involve fees and expenses not described in this Prospectus and may also involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Trust. Certain Portfolios of the Trust may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

     The twelve Portfolios of the Trust are as follows:

     The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

     The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This Portfolio invests in growth equity securities which are widely diversified by industry and company.

     The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

     The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This Portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

     The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.


     The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among the following asset classes: equity securities of U.S. and foreign companies, aggressive growth equity securities, global fixed income securities including high-yield, high-risk bonds and cash.


                            (The list of Portfolios continues on the next page.)

     As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Portfolios will be realized. INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.


     This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Trust. Please read it carefully and retain it for future reference. A Statement of Additional Information dated April 1, 1998 has been filed with the Securities and Exchange Commission. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling (800) 445-SUN2.

                    ----------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
  UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                    ----------------------------------------

     The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by allocating the Portfolio's assets among the following asset classes: equity securities, investment grade fixed income securities and cash.


     The HIGH YIELD PORTFOLIO seeks to produce high current income. A secondary investment objective is capital appreciation. The Portfolio invests in high-yielding, high-risk, income producing corporate bonds. IN ADDITION TO OTHER RISKS, THESE HIGH-YIELD, HIGH-RISK BONDS (ALSO KNOWN AS "JUNK BONDS") TYPICALLY ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "RISK FACTORS -- HIGH YIELD BONDS" UNDER "HIGH YIELD PORTFOLIO" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.


     The TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital by investing primarily in zero coupon securities maturing NOVEMBER 15, 1998 and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. EFFECTIVE JANUARY 1, 1998, SHARES OF THE PORTFOLIO ARE NO LONGER AVAILABLE FOR PURCHASE, NOR ARE ANY TRANSFERS INTO THE PORTFOLIO PERMITTED.


     The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

     The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in investment grade corporate debt securities.

     The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A STABLE PRICE PER SHARE, BUT THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL CONTINUE TO MAINTAIN SUCH STABILITY.

                               TABLE OF CONTENTS


                            ITEM                              PAGE
                            ----                              ----
FINANCIAL HIGHLIGHTS........................................    2
THE TRUST...................................................    5
INVESTMENT OBJECTIVES AND POLICIES..........................    5
    EQUITY PORTFOLIOS.......................................    5
      Foreign Securities Portfolio..........................    5
      Capital Appreciation Portfolio........................    6
      Growth Portfolio......................................    7
      Natural Resources Portfolio...........................    7
    GROWTH AND INCOME PORTFOLIO.............................    8
    ALLOCATION PORTFOLIOS...................................    9
      Strategic Multi-Asset and Multi-Asset Portfolios......    9
      Asset Allocation Approach.............................   10
    INCOME PORTFOLIOS.......................................   11
      High Yield Portfolio..................................   11
      Target '98 Portfolio..................................   12
      Fixed Income Portfolio................................   14
      Government and Quality Bond Portfolio.................   14
    MONEY MARKET PORTFOLIO..................................   15
    REPURCHASE AGREEMENTS...................................   16
    ILLIQUID SECURITIES.....................................   17
    HEDGING AND INCOME ENHANCEMENT STRATEGIES...............   17
      Options Transactions..................................   17
      Futures Contracts and Options Thereon.................   17
      Foreign Currency Hedging or Income Enhancement
       Strategies...........................................   18
      Special Risks of Hedging and Income Enhancement
       Strategies...........................................   18
      Forward Commitments...................................   18
INVESTMENT RESTRICTIONS.....................................   18
SPECIAL CONSIDERATIONS......................................   19
MANAGEMENT OF THE TRUST.....................................   19
    The Trustees............................................   19
    SunAmerica Asset Management Corp. ......................   19
    Wellington Management Company, LLP......................   20
    Portfolio Management....................................   21
    Custodian, Transfer and Dividend Paying Agent...........   22
PORTFOLIO TRANSACTIONS......................................   22
NET ASSET VALUE.............................................   22
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................   23
DESCRIPTION OF THE TRUST....................................   23
REPORTS AND INDEPENDENT ACCOUNTANTS.........................   23
DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES............   24
GENERAL INFORMATION.........................................   24
      Year 2000 Compliance..................................   24
APPENDIX A


                                       (i)

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

     The following selected Financial Highlights have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report for the 5 years in the period ended December 31, 1997 is included in the Trust's Annual Report. This information should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                DIVIDENDS
                                  NET REALIZED                   DECLARED     DIVIDENDS       NET                  NET
           NET ASSET      NET     & UNREALIZED    TOTAL FROM     FROM NET      FROM NET      ASSET                ASSETS
             VALUE      INVEST-    GAIN (LOSS)      INVEST-      INVEST-       REALIZED      VALUE                END OF
  YEAR     BEGINNING     MENT          ON            MENT          MENT        GAIN ON      END OF     TOTAL      PERIOD
  ENDED    OF PERIOD    INCOME     INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS    PERIOD    RETURN**   (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                              Foreign Securities Portfolio
12/31/88     $ 8.78     $ 0.11+      $ 1.82         $ 1.93        $(0.08)       $--         $ 10.63      22.0%   $ 16,785
12/31/89      10.63       0.13         2.96           3.09         (0.02)       --            13.70      29.1      45,261
12/31/90      13.70       0.18        (1.88)         (1.70)        (0.30)        (1.45)       10.25     (12.8)     34,237
12/31/91      10.25       0.07        (0.09)         (0.02)        (0.12)       --            10.11      (0.3)     30,823
12/31/92      10.11       0.13        (1.43)         (1.30)        (0.06)        (0.28)        8.47     (13.1)     29,204
12/31/93       8.47       0.05         2.50           2.55         (0.09)       --            10.93      30.2      72,579
12/31/94      10.93       0.11        (0.46)         (0.35)        (0.03)       --            10.55      (3.2)     68,641
12/31/95      10.55       0.13         1.19           1.32         (0.05)        (0.01)       11.81      12.6      53,609
12/31/96      11.81       0.15         1.19           1.34         (0.21)       --            12.94      11.5      48,036
12/31/97      12.94       0.11        (0.14)         (0.03)        (0.31)        (1.20)       11.40      (1.0)     36,148


                         RATIO OF NET
            RATIO OF      INVESTMENT
            EXPENSES       INCOME TO     PORTFOLIO     AVERAGE
  YEAR     TO AVERAGE     AVERAGE NET    TURNOVER    COMMISSION
  ENDED    NET ASSETS       ASSETS         RATE      PER SHARE @
---------  -----------------------------------------------------
12/31/88       1.7%+           1.1%+        79.5%      $  N/A
12/31/89       1.8             1.1          61.8          N/A
12/31/90       1.7             1.3          75.1          N/A
12/31/91       1.4             0.7          64.2          N/A
12/31/92       1.3             1.4         144.2          N/A
12/31/93       1.3             0.5          47.7          N/A
12/31/94       1.2             1.0          73.9          N/A
12/31/95       1.2             1.2          33.0          N/A
12/31/96       1.4             1.2          74.3       0.0062
12/31/97       1.4             0.9          79.9       0.0056



                                             Capital Appreciation Portfolio
12/31/88       7.95       0.09         1.64           1.73         (0.05)       --             9.63      21.1      19,976
12/31/89       9.63       0.18         2.23           2.41         (0.01)       --            12.03      25.0      35,951
12/31/90      12.03       0.13        (2.04)         (1.91)        (0.29)        (0.02)        9.81     (16.2)     27,568
12/31/91       9.81       0.09         5.41           5.50         (0.01)        (0.07)       15.23      56.1      45,976
12/31/92      15.23       0.01         3.70           3.71         (0.07)        (1.12)       17.75      25.9      83,414
12/31/93      17.75      (0.03)        3.73           3.70         (0.01)        (1.16)       20.28      21.1     182,515
12/31/94      20.28      (0.02)       (0.71)         (0.73)        --            (2.04)       17.51      (3.8)    229,544
12/31/95      17.51       0.06         6.00           6.06         (0.15)        (0.20)       23.22      34.6     356,218
12/31/96      23.22       0.06         5.73           5.79         (0.06)        (0.95)       28.00      25.1     567,672
12/31/97      28.00       0.02         7.05           7.07         (0.05)        (2.81)       32.21      25.4     814,311

12/31/88       1.1             1.0          30.3          N/A


12/31/89       1.0             1.6          30.9          N/A


12/31/90       1.0             1.2          37.2          N/A


12/31/91       1.0             0.7          72.9          N/A


12/31/92       0.9             0.1          92.9          N/A


12/31/93       0.9            (0.2)        111.2          N/A


12/31/94       0.8            (0.1)         64.0          N/A


12/31/95       0.8             0.3          60.1          N/A


12/31/96       0.8             0.2          69.2       0.0517


12/31/97       0.7             0.1          60.1       0.0548





                                                    Growth Portfolio
12/31/88      12.45       0.22         1.37           1.59         --           --            14.04      12.8     195,105
12/31/89      14.04       0.31         3.91           4.22         (0.29)       --            17.97      30.1     171,593
12/31/90      17.97       0.27        (0.50)         (0.23)        (0.56)        (1.72)       15.46      (1.6)    151,527
12/31/91      15.46       0.22         6.05           6.27         (0.12)        (0.21)       21.40      40.8     231,857
12/31/92      21.40       0.09         0.99           1.08         (0.19)        (0.62)       21.67       5.4     279,291
12/31/93      21.67       0.05         1.60           1.65         (0.08)        (0.92)       22.32       7.8     311,050
12/31/94      22.32       0.05        (1.03)         (0.98)        (0.05)        (3.11)       18.18      (4.7)    246,149
12/31/95      18.18       0.11         4.62           4.73         (0.05)        (3.38)       19.48      26.3     307,857
12/31/96      19.48       0.20         4.57           4.77         (0.11)        (0.95)       23.19      25.0     366,602
12/31/97      23.19       0.16         6.76           6.92         (0.20)        (2.87)       27.04      30.4     485,528

                      Growth Portfolio


12/31/88       1.0             1.6          37.6          N/A


12/31/89       1.0             1.8          26.9          N/A


12/31/90       0.9             1.6          22.2          N/A


12/31/91       0.9             1.2          36.9          N/A


12/31/92       0.9             0.5          37.9          N/A


12/31/93       0.9             0.2          66.3          N/A


12/31/94       0.8             0.2          74.8          N/A


12/31/95       0.9             0.6          92.1          N/A


12/31/96       0.8             0.9          51.7       0.0515


12/31/97       0.8             0.6          32.2       0.0538





                                               Natural Resources Portfolio

12/31/88      10.00       0.33+        0.84           1.17         (0.17)       --            11.00      11.7      12,324
12/31/89      11.00       0.39         1.63           2.02         (0.12)       --            12.90      18.3      16,971
12/31/90      12.90       0.33        (2.10)         (1.77)        (0.61)        (0.80)        9.72     (15.0)     14,954
12/31/91       9.72       0.26         0.21           0.47         (0.13)       --            10.06       4.9       9,407
12/31/92      10.06       0.21         0.05           0.26         (0.39)       --             9.93       2.5       8,796
12/31/93       9.93       0.15         3.42           3.57         (0.17)       --            13.33      36.2      18,255
12/31/94      13.33       0.23        (0.09)          0.14         (0.09)        (0.09)       13.29       1.0      21,230
12/31/95      13.29       0.18         2.15           2.33         (0.21)        (0.29)       15.12      17.5      28,941
12/31/96      15.12       0.22         1.89           2.11         (0.13)        (0.23)       16.87      14.1      45,329
12/31/97      16.87       0.20        (1.49)         (1.29)        (0.17)        (0.99)       14.42      (8.6)     50,054

                 Natural Resources Portfolio
12/31/88       1.6+            3.2+         20.0          N/A
12/31/89       1.5             3.3          38.2          N/A
12/31/90       1.4             3.0          26.6          N/A
12/31/91       1.2             2.5           2.6          N/A
12/31/92       1.3             2.1          18.7          N/A
12/31/93       1.1             1.3          34.5          N/A
12/31/94       1.0             1.7          36.0          N/A
12/31/95       1.0             1.3          32.0          N/A
12/31/96       0.9             1.3          52.5       0.0409
12/31/97       0.9             1.2          27.9       0.0319


* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

+  Net of expense reimbursement.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST



                                                                DIVIDENDS
                                  NET REALIZED                   DECLARED     DIVIDENDS       NET                  NET
           NET ASSET      NET     & UNREALIZED    TOTAL FROM     FROM NET      FROM NET      ASSET                ASSETS
             VALUE      INVEST-    GAIN (LOSS)      INVEST-      INVEST-       REALIZED      VALUE                END OF
  YEAR     BEGINNING     MENT          ON            MENT          MENT        GAIN ON      END OF     TOTAL      PERIOD
  ENDED    OF PERIOD    INCOME     INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS    PERIOD    RETURN**   (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                               Growth and Income Portfolio
12/31/88     $ 8.44     $ 0.57       $ 0.65         $ 1.22        $(0.55)       $--         $  9.11      14.5%   $ 17,653
12/31/89       9.11       0.57         0.77           1.34         --           --            10.45      14.7      19,027
12/31/90      10.45       0.63        (0.98)         (0.35)        (1.34)       --             8.76      (3.8)     13,352
12/31/91       8.76       0.64         1.70           2.34         (0.12)       --            10.98      26.8      14,551
12/31/92      10.98       0.65         1.50           2.15         (0.64)       --            12.49      20.1      23,723
12/31/93      12.49       0.61         2.11           2.72         (0.55)        (0.08)       14.58      22.0      41,555
12/31/94      14.58       0.66        (1.96)         (1.30)        (0.52)        (1.20)       11.56      (9.7)     34,995
12/31/95      11.56       0.61         1.29           1.90         (0.83)        (0.62)       12.01      16.6      32,008
12/31/96+     12.01       0.33         2.02           2.35         (0.77)       --            13.59      20.2      33,465
12/31/97      13.59       0.15         3.74           3.89         (0.34)       --            17.14      28.8      44,417


                         RATIO OF NET
            RATIO OF      INVESTMENT
            EXPENSES       INCOME TO     PORTFOLIO     AVERAGE
  YEAR     TO AVERAGE     AVERAGE NET    TURNOVER    COMMISSION
  ENDED    NET ASSETS       ASSETS         RATE      PER SHARE @
---------  -----------------------------------------------------
12/31/88       1.0%            6.1%         52.8%      $  N/A
12/31/89       1.0             5.6          77.0          N/A
12/31/90       1.1             6.6         107.0          N/A
12/31/91       1.1             6.4         109.0          N/A
12/31/92       1.0             5.6          86.5          N/A
12/31/93       0.9             4.4          86.2          N/A
12/31/94       0.9             4.9          50.7          N/A
12/31/95       0.9             5.2          88.8          N/A
12/31/96+      0.9             2.5         108.5       0.0477
12/31/97       0.8             1.0          49.4       0.0522




                                             Strategic Multi-Asset Portfolio
12/31/88       9.00       0.36         0.98           1.34         (0.28)       --            10.06      14.9      83,479
12/31/89      10.06       0.41         1.58           1.99         (0.05)       --            12.00      19.8     108,434
12/31/90      12.00       0.38        (1.26)         (0.88)        (0.83)        (0.12)       10.17      (7.8)     87,329
12/31/91      10.17       0.26         2.20           2.46         --           --            12.63      24.2      88,585
12/31/92      12.63       0.23         0.25           0.48         (0.34)        (0.32)       12.45       3.9      79,621
12/31/93      12.45       0.21         1.68           1.89         (0.28)       --            14.06      15.3      76,466
12/31/94      14.06       0.24        (0.53)         (0.29)        (0.20)        (2.28)       11.29      (2.6)     65,357
12/31/95      11.29       0.32         2.18           2.50         (0.23)        (1.78)       11.78      22.8      64,026
12/31/96      11.78       0.25         1.41           1.66         (0.40)        (0.84)       12.20      14.8      57,744
12/31/97      12.20       0.23         1.48           1.71         (0.31)        (2.32)       11.28      14.3      53,289

          Strategic MUlti-Asset Portfolio
12/31/88       1.4             3.7          37.4          N/A


12/31/89       1.4             3.7          36.6          N/A


12/31/90       1.4             3.4          28.0          N/A


12/31/91       1.3             2.3          42.0          N/A


12/31/92       1.3             1.8          57.5          N/A


12/31/93       1.3             1.2          73.9          N/A


12/31/94       1.3             1.8          63.7          N/A


12/31/95       1.3             2.7          36.9          N/A


12/31/96       1.4             2.0          51.3       0.0064


12/31/97       1.4             1.8          59.7       0.0070




                                                  Multi-Asset Portfolio
12/31/88       9.19       0.44         0.44           0.88         (0.42)       --             9.65       9.6     161,622
12/31/89       9.65       0.48         1.42           1.90         (0.01)       --            11.54      19.7     168,986
12/31/90      11.54       0.48        (0.30)          0.18         (1.03)       --            10.69       1.6     151,329
12/31/91      10.69       0.45         2.45           2.90         (0.06)       --            13.53      27.3     177,429
12/31/92      13.53       0.41         0.67           1.08         (0.47)        (0.35)       13.79       8.2     207,533
12/31/93      13.79       0.36         0.63           0.99         (0.44)        (0.46)       13.88       7.3     208,900
12/31/94      13.88       0.39        (0.60)         (0.21)        (0.47)        (1.49)       11.71      (1.7)    164,159
12/31/95      11.71       0.40         2.47           2.87         (0.49)        (1.05)       13.04      24.9     168,243
12/31/96      13.04       0.35         1.36           1.71         (0.49)        (0.91)       13.35      13.9     150,619
12/31/97      13.35       0.34         2.36           2.70         (0.43)        (2.10)       13.52      21.1     145,685

                    Multi-Asset Portfolio
12/31/88       1.2             4.5          30.8          N/A


12/31/89       1.2             4.4          36.9          N/A


12/31/90       1.2             4.4          48.7          N/A


12/31/91       1.2             3.8          50.7          N/A


12/31/92       1.1             3.1          38.6          N/A


12/31/93       1.1             2.6          48.2          N/A


12/31/94       1.1             3.0          82.5          N/A


12/31/95       1.1             3.2          85.9          N/A


12/31/96       1.1             2.6          64.1       0.0517


12/31/97       1.1             2.4          56.5       0.0546




                                                  High Yield Portfolio
12/31/88       9.80       1.23         0.17           1.40         (1.18)       --            10.02      14.3      57,916
12/31/89      10.02       1.27        (1.53)         (0.26)        (0.07)       --             9.69      (2.8)     33,430
12/31/90       9.69       0.99        (1.85)         (0.86)        (2.87)       --             5.96     (10.8)     20,695
12/31/91       5.96       0.81         1.16           1.97         (0.05)       --             7.88      33.1      33,046
12/31/92       7.88       0.81         0.28           1.09         (0.58)       --             8.39      13.9      47,140
12/31/93       8.39       0.79         0.79           1.58         (0.54)       --             9.43      19.1      79,303
12/31/94       9.43       0.15        (0.56)         (0.41)        (1.15)       --             7.87      (4.5)     48,057
12/31/95       7.87       0.77         0.67           1.44         (0.98)       --             8.33      18.8      46,817
12/31/96       8.33       0.74         0.19           0.93         (0.88)       --             8.38      11.7      45,687
12/31/97       8.38       0.75         0.18           0.93         (0.93)       --             8.38      11.4      40,193

                           High Yield Portfolio
12/31/88       0.9            11.4          41.5          N/A
12/31/89       1.0            12.2          43.9          N/A
12/31/90       1.0            13.2          50.9          N/A
12/31/91       1.0            11.3          54.9          N/A
12/31/92       0.9             9.7         134.9          N/A
12/31/93       0.9             8.5         121.1          N/A
12/31/94       0.9             9.0          97.9          N/A
12/31/95       0.9             9.2          68.1          N/A
12/31/96       0.9             8.8          58.0          N/A
12/31/97       0.9             8.8         101.4       0.0600

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Prior to March 1, 1996, the Portfolio was invested primarily in convertible debt securities. Since that date, the Portfolio primarily invests in common stock.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST



                                                                DIVIDENDS
                                  NET REALIZED                   DECLARED     DIVIDENDS       NET                  NET
           NET ASSET      NET     & UNREALIZED    TOTAL FROM     FROM NET      FROM NET      ASSET                ASSETS
             VALUE      INVEST-    GAIN (LOSS)      INVEST-      INVEST-       REALIZED      VALUE                END OF
  YEAR     BEGINNING     MENT          ON            MENT          MENT        GAIN ON      END OF     TOTAL      PERIOD
  ENDED    OF PERIOD    INCOME     INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS    PERIOD    RETURN**   (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                                  Target '98 Portfolio
5/2/88-
 12/31/88    $10.00     $ 0.49+      $ 0.23         $ 0.72        $(0.16)       $--         $ 10.56       7.9%   $  5,718
12/31/89      10.56       0.84         0.99           1.83         (0.05)       --            12.34      17.3      15,385
12/31/90      12.34       0.87        (0.12)          0.75         (1.54)        (0.08)       11.47       1.7      14,614
12/31/91      11.47       0.83         1.33           2.16         --           --            13.63      18.9      12,553
12/31/92      13.63       0.82         0.16           0.98         (0.79)        (0.25)       13.57       7.2      19,227
12/31/93      13.57       0.82         0.71           1.53         (0.93)        (0.23)       13.94      11.2      20,500
12/31/94      13.94       0.83        (1.39)         (0.56)        (1.11)        (0.07)       12.20      (4.1)     19,194
12/31/95      12.20       0.86         0.88           1.74         (1.30)       --            12.64      14.6      12,774
12/31/96      12.64       0.81        (0.37)          0.44         (1.41)       --            11.67       3.7      10,172
12/31/97      11.67       0.78        (0.19)          0.59         (1.19)       --            11.07       5.2       7,412


                         RATIO OF NET
            RATIO OF      INVESTMENT
            EXPENSES       INCOME TO     PORTFOLIO     AVERAGE
  YEAR     TO AVERAGE     AVERAGE NET    TURNOVER    COMMISSION
  ENDED    NET ASSETS       ASSETS         RATE      PER SHARE @
---------  -----------------------------------------------------
                           Target '98 Portfolio
5/2/88-
 12/31/88      0.8%#+          7.8%#+       13.0%      $  N/A
12/31/89       1.1             7.3          21.9          N/A
12/31/90       1.0             7.5           6.8          N/A
12/31/91       1.0             6.9          14.4          N/A
12/31/92       0.9             6.0          37.3          N/A
12/31/93       0.9             5.7          20.8          N/A
12/31/94       0.8             6.5           9.2          N/A
12/31/95       0.9             6.7          38.6          N/A
12/31/96       0.9             6.5         --             N/A
12/31/97       1.0             6.8         --             N/A


                                                 Fixed Income Portfolio
12/31/88      12.38       0.98        (0.11)          0.87         (1.14)       --            12.11       7.0      48,044
12/31/89      12.11       0.98         0.58           1.56         --           --            13.67      12.6      42,512
12/31/90      13.67       0.96         0.01           0.97         (2.07)       --            12.57       7.9      34,392
12/31/91      12.57       0.96         0.95           1.91         (0.05)       --            14.43      15.2      37,887
12/31/92      14.43       0.98        (0.04)          0.94         (1.06)       --            14.31       6.5      40,001
12/31/93      14.31       0.95         0.19           1.14         (0.91)       --            14.54       8.0      41,116
12/31/94      14.54       0.89        (1.36)         (0.47)        (1.17)       --            12.90      (3.2)     28,582
12/31/95      12.90       0.90         1.52           2.42         (1.16)       --            14.16      19.2      27,975
12/31/96      14.16       0.93        (0.64)          0.29         (1.15)       --            13.30       2.4      22,743
12/31/97      13.30       0.91         0.30           1.21         (1.23)       --            13.28       9.4      18,315

                   Fixed Income Portfolio


12/31/88       0.8             7.6          45.6          N/A


12/31/89       0.9             7.6          34.0          N/A


12/31/90       0.9             7.5          52.2          N/A


12/31/91       0.9             7.2          55.3          N/A


12/31/92       0.8             6.8          31.8          N/A


12/31/93       0.8             6.3          45.9          N/A


12/31/94       0.8             6.5          56.5          N/A


12/31/95       0.8             6.5          76.7          N/A


12/31/96       0.8             6.8          77.9          N/A


12/31/97       0.9             6.9          58.0       0.0500




                                          Government and Quality Bond Portfolio
12/31/88      11.97       1.13        (0.08)          1.05         (1.43)       --            11.59       8.8     195,984
12/31/89      11.59       1.10         0.71           1.81         --           --            13.40      15.6     163,082
12/31/90      13.40       1.05        (0.09)          0.96         (2.30)       --            12.06       7.8     155,522
12/31/91      12.06       1.00         1.08           2.08         (0.11)       --            14.03      17.3     197,463
12/31/92      14.03       1.02        (0.05)          0.97         (1.07)       --            13.93       6.9     207,860
12/31/93      13.93       0.90         0.25           1.15         (0.86)       --            14.22       8.3     264,660
12/31/94      14.22       0.86        (1.30)         (0.44)        (0.73)        (0.19)       12.86      (3.1)    232,530
12/31/95      12.86       0.90         1.55           2.45         (1.08)       --            14.23      19.4     225,579
12/31/96      14.23       0.87        (0.50)          0.37         (0.90)        (0.03)       13.67       2.9     221,603
12/31/97      13.67       0.84         0.42           1.26         (0.92)        (0.05)       13.96       9.5     234,623

            Government and Quality Bond Portfolio


12/31/88       0.8             8.9         120.5          N/A


12/31/89       0.8             8.6          71.8          N/A


12/31/90       0.8             8.5          63.3          N/A


12/31/91       0.8             7.8          87.5          N/A


12/31/92       0.8             7.3          76.4          N/A


12/31/93       0.7             6.2          93.2          N/A


12/31/94       0.7             6.4         117.6          N/A


12/31/95       0.7             6.5         135.2          N/A


12/31/96       0.7             6.3         106.7          N/A


12/31/97       0.7             6.1          75.7          N/A




                                                 Money Market Portfolio
12/31/88       1.00       0.07       --               0.07         (0.07)       --             1.00     --        171,364
12/31/89       1.00       0.08       --               0.08         (0.08)       --             1.00       8.2     248,774
12/31/90       1.00       0.07       --               0.07         (0.07)       --             1.00       7.4     181,956
12/31/91       1.00       0.06       --               0.06         (0.06)       --             1.00       5.6     119,855
12/31/92       1.00       0.03       --               0.03         (0.03)       --             1.00       3.4     127,262
12/31/93       1.00       0.02       --               0.02         (0.02)       --             1.00       2.0      99,309
12/31/94       1.00       0.04       --               0.04         (0.04)       --             1.00       3.8     126,004
12/31/95       1.00       0.05       --               0.05         (0.05)       --             1.00       5.6      93,692
12/31/96       1.00       0.05       --               0.05         (0.05)       --             1.00       5.0      74,001
12/31/97       1.00       0.05       --               0.05         (0.05)       --             1.00       5.1      69,804

                   Money Market Portfolio


12/31/88       0.7             7.2         --             N/A


12/31/89       0.7             8.6         --             N/A


12/31/90       0.7             7.6         --             N/A


12/31/91       0.7             5.7         --             N/A


12/31/92       0.6             3.3         --             N/A


12/31/93       0.6             2.7         --             N/A


12/31/94       0.6             3.8         --             N/A


12/31/95       0.6             5.5         --             N/A


12/31/96       0.6             4.9         --             N/A


12/31/97       0.6             5.0         --             N/A





* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.


@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Net of expense reimbursement.
# Annualized.

--------------------------------------------------------------------------------

                                   THE TRUST
--------------------------------------------------------------------------------

     ANCHOR SERIES TRUST (the "Trust") is an open-end diversified management investment company. This Prospectus includes the twelve separate portfolios of the Trust which are the: Foreign Securities Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Natural Resources Portfolio, Growth and Income Portfolio (formerly, the Convertible Securities Portfolio), Strategic Multi-Asset Portfolio, Multi-Asset Portfolio, High Yield Portfolio, Target '98 Portfolio, Fixed Income Portfolio, Government and Quality Bond Portfolio, and Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The Trust issues a separate series of shares for each Portfolio, which in some instances have rights separate from other series of shares. The Trustees may provide for additional portfolios from time to time. The Declaration of Trust permits the Trustees to issue an unlimited number of full or fractional shares of each series of shares. (See "Dividends, Distributions and Taxes.")

     SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of SunAmerica Inc., serves as investment adviser for all the portfolios of the Trust. (See "SAAMCo.") Wellington Management Company, LLP ("WMC" or the "Sub-Adviser") serves as sub-adviser for all the Portfolios of the Trust. (See "Wellington Management Company, LLP.") When referred to collectively herein, SAAMCo and WMC shall be referred to as the "Advisers."

     Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Certain series of the Trust may not be available in connection with a particular contract. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are under common control with, and therefore are affiliated with, the Adviser. Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company are not affiliates of the Adviser. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with the Adviser. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     Each Portfolio of the Trust has a different investment objective and is managed separately. The risks and opportunities of each Portfolio should be examined separately. The differences in objectives and policies among the Portfolios will affect the investment return of each Portfolio and the degree of market and financial risk of each Portfolio. The investment objective of each Portfolio stated below may not be changed without the approval of the holders of the outstanding shares of each Portfolio affected. There is no assurance that the investment objectives of the various Portfolios will be met.

                               EQUITY PORTFOLIOS

FOREIGN SECURITIES PORTFOLIO

     The investment objective of this Portfolio is long-term capital appreciation through investment in a diversified portfolio of primarily equity securities issued by foreign companies and primarily denominated in foreign currencies. The Portfolio may also invest up to 20% of its assets in foreign fixed income securities issued by domestic and foreign companies, foreign governments and their agencies and instrumentalities and supranational agencies. Investments will cover a broad range of companies and industries in a number of foreign countries and may be denominated in U.S. dollars or foreign currencies. The Sub-Adviser anticipates that, under normal market conditions, the Portfolio will diversify its investments among a minimum of five countries.

     Securities will be selected on the basis of fundamental analysis to identify those companies which, in the judgment of the Sub-Adviser, possess above-average capital appreciation potential. In addition to fundamental analysis of companies and their industries, the Sub-Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. The Sub-Adviser believes that fundamental analysis coupled with diversification among a number of countries and among a broad range of companies may serve to lessen the risks which may be associated with investing in foreign securities.


     All or a portion of the foreign securities purchased by the Portfolio may be in the form of Depositary Receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. GDRs are issued globally, and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the United States securities markets, EDRs and GDRs are designed for trading in non-U.S. securities markets.


     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges. The Portfolio's policy of investing in smaller, less seasoned companies will subject the Portfolio to greater risk than may be involved in investing in securities which are not selected for such growth characteristics.


     In addition to the capital appreciation opportunities which may exist, investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio. Also, the value of foreign currencies relative to the U.S. dollar will fluctuate and will therefore affect, either favorably or unfavorably, the value of the underlying securities which the Portfolio owns.


     The Portfolio may engage in options transactions and may purchase and sell futures contracts and options thereon to reduce certain risks of its investments to enhance income or to gain country exposure. The Sub-Adviser will not attempt to actively time either short-term market trends or short-term currency trends in any market. The Portfolio may enter into forward foreign exchange contracts. (See "Hedging and Income Enhancement Strategies.")

     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in foreign equity securities. However, the Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

CAPITAL APPRECIATION PORTFOLIO

     The investment objective of this Portfolio is to seek long-term capital appreciation primarily through investments in growth equity securities which are widely diversified by industry and company. In contrast to the majority of growth equity securities which will be selected for the Growth Portfolio, the Capital Appreciation Portfolio will generally consist of a greater proportion of securities of smaller companies which may be newer and less seasoned, companies which represent new or changing industries, and those which, in the opinion of the Sub-Adviser, represent special situations, the potential future value of which has not been recognized by other institutional investors. In seeking to achieve its objective, the Portfolio will invest primarily in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges and enter into closing transactions with respect to certain of its option positions on the exchanges. In addition, the Portfolio may invest in debt securities and preferred stocks that are convertible into, or that carry warrants to purchase, common stocks or other equity interests. The Portfolio also may engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may invest up to 25% of its total assets in foreign securities and may engage in forward foreign exchange contracts with respect to these investments. (See the discussion under "Foreign Securities Portfolio" above and "Foreign Securities" in the Statement of Additional Information.)

     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges.

     As a result of its investment policies, the Portfolio's securities can be expected on average to exhibit greater volatility than the equity markets as a whole as measured by the price movement of the Standard & Poor's 500 Composite Stock Index. The relative position size of each security holding within the Portfolio may be determined, in part, by the relative capitalization of the issue in the equity markets as a whole. Therefore, highly capitalized companies may be allowed a larger position in the Portfolio than smaller capitalized companies. As a result, the overall diversification of the Portfolio's holdings may serve to reduce the specific risk associated with investments in any one issuer.

     The Portfolio may also invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

GROWTH PORTFOLIO

     The investment objective of this Portfolio is to seek capital appreciation primarily through investments in growth equity securities. Growth equity securities include seasoned companies with proven records and above-average earnings growth, and smaller companies with outstanding growth records and potential. Growth equity securities tend to have above-average price/earnings ratios and less-than-average current yield. The Portfolio's investments will be widely diversified by industry and company. The Portfolio may also engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.")

     The majority of the Portfolio's equity investments are securities listed on the New York Stock Exchange and other domestic securities exchanges. The Portfolio also invests in unlisted securities, but these are generally securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. In addition, the Portfolio may invest up to 25% of its total assets in foreign securities and may engage in forward foreign exchange contracts with respect to these investments. (See the discussion under "Foreign Securities Portfolio" and "Foreign Securities" in the Statement of Additional Information.)

     Convertible securities may constitute up to 20% of the Portfolio's net assets, and may be used for defensive purposes or when they are an attractive alternative to the underlying common stock. In seeking to achieve its objective the Portfolio will primarily invest in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges, and enter into closing transactions with respect to certain of its option positions on the exchanges.

     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in equity securities. However, the Portfolio may invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

NATURAL RESOURCES PORTFOLIO


     The investment objective of this Portfolio is to provide a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. The Portfolio will invest primarily in equity securities of companies which are expected to benefit from rising inflation, and in debt obligations and fixed income securities which are expected to provide favorable returns in periods of rising inflation. The Portfolio will invest in domestic securities and foreign securities including ADRs, EDRs or GDRs. Securities issued by foreign issuers may be denominated in U.S. dollars or foreign currencies. (See "Foreign Securities Portfolio.")

     Investments will be chosen primarily based on their historical and projected relationship with inflation. The Portfolio will invest in securities issued by companies engaged in exploration, mining, fabrication, processing or trading in gold, and other precious metals and minerals including diamonds, and natural resources including oil, timber, and agricultural commodities; real estate investment trusts ("REITs"); and other investments which are expected to provide a hedge against anticipated inflation. The Portfolio will concentrate its investments by investing at least 25% of its assets in the securities of companies in gold-related industries, including exploration, mining, fabrication, processing and trading in gold. In addition, the Portfolio may invest in securities (including debt securities and preferred stock) the terms of which are related to the market value of gold and other natural resource assets, and may also invest its assets in short-term investments including non-dollar denominated instruments. The Portfolio may also invest up to 10% of its assets in the securities of investment companies (including foreign investment companies) which make investments that are expected to provide a hedge against anticipated inflation. However, the Portfolio will not invest more than 5% of its assets in any single investment company and will not purchase more than 3% of the voting stock of an investment company. In addition, the Portfolio will not purchase the securities of any closed-end investment company which would result in the funds which are advised by the Adviser or by the Sub-Adviser owning, in the aggregate, more than 10% of the voting stock of the closed-end investment company. If the Portfolio invests in investment companies, the Portfolio's shareholders will bear not only their proportionate share of expenses of the Portfolio, but also indirectly will bear similar expenses of the underlying investment company.


     Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of world-wide economic, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short time periods due to: changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals. The Portfolio's concentration in gold related industries exposes it to greater risk than a portfolio less concentrated in a group of related industries.

     The value of equity investments related to other natural resources such as oil, timber, and agricultural commodities will fluctuate pursuant to market conditions, generally, as well as the market for the particular natural resource in which the issuer is involved. The Sub-Adviser believes that the values of natural resources fluctuate differently with respect to different stages of the inflationary cycle. In addition, the values of natural resources are subject to numerous factors including events of nature and international politics. The Sub-Adviser will seek securities that are attractively priced relative to the intrinsic value of the relevant natural resource, or that are of companies which are positioned to benefit during particular portions of the inflationary cycle.

     It is expected that the market price of securities, the principal amount, redemption terms, or conversion terms of which are related to the market price of a natural resource asset, will fluctuate on the basis of the natural resource on which such security is based. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, such securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates.

     The Portfolio may write covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and in transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon for income enhancement or as a hedge against changes in market conditions. The Portfolio may also engage in forward foreign exchange contracts. (See "Hedging and Income Enhancement Strategies.")

                          GROWTH AND INCOME PORTFOLIO

     The investment objective of this Portfolio is to provide high current income and long-term capital appreciation. The Portfolio will seek to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying common stocks and securities convertible into common stock. The portion of the Portfolio's assets invested in equity securities and debt securities may vary from time to time due to changes in interest rates and economic and other factors. This Portfolio is not designed for investors seeking a steady flow of income distributions. Rather, the Portfolio's policy of investing in income-producing securities is intended to provide investors with a greater consistency of investment return than may be achieved by investing solely in growth stocks.

     The equity securities purchased for the Portfolio will generally be issued by publicly-held corporations. However, the Sub-Adviser may select equity securities for the Portfolio without regard to the size or established history of the issuer. Generally, the prices of equity securities may be affected by such factors as a change in a company's earnings; fluctuations in interest rates; or changes in the rate of economic growth. Further, to the extent the Portfolio invests in issuers with small market capitalizations, the Portfolio would be subject to greater risk than may be involved in investing in securities of issuers with larger market capitalizations. The securities of small capitalization issuers typically include those of newer or less seasoned companies, and may be more speculative than securities issued by larger, more well-established issuers. Other risks associated with smaller or newer issuers include less publicly-available information about the issuer; the absence of a business history or historical pattern of performance; and the normal risks which accompany the development of new products, markets or services.

     The convertible securities in which the Portfolio may invest are not subject to any limitations as to ratings and may include high, medium, lower and unrated securities. However, the Portfolio may not invest more than 20% of its total assets in convertible securities rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies Inc. ("Standard and Poor's") (including convertible securities that have been downgraded), or in unrated convertible securities that are of comparable quality as determined by the Sub-Adviser. Convertible securities rated lower than "Baa" by Moody's or "BBB" by Standard and Poor's or unrated securities of comparable quality, commonly referred to as "junk bonds" or "high yield securities," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "High Yield Portfolio" below and the Statement of Additional Information for a discussion of the risks associated with lower-rated, high-yield securities.


     The Portfolio may also invest up to 20% of its total assets in equity securities of foreign companies in developed countries which are traded on a recognized domestic or foreign securities exchange. Although such foreign securities may be denominated in foreign currencies, the Portfolio anticipates that the majority of its foreign investments will be in ADRs, EDRs or GDRs. See "Foreign Securities Portfolio" for a discussion of these types of securities. The Portfolio may enter into forward currency contracts to protect against uncertainty in the level of future exchange rates. However, the Sub-Adviser will not actively attempt to time either short-term market trends or short-term currency trends in any market. See "Hedging and Income Enhancement Strategies" below.


     In addition to the equity and convertible securities described above, the Portfolio may invest up to 35% of its total assets in the following instruments: short-term money market instruments denominated in U.S. dollars including repurchase agreements and Section 4(2) commercial paper, which are authorized for purchase by the Money Market Portfolio (see "Money Market Portfolio" and "Repurchase Agreements"); fixed-income securities, including obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, including mortgage-related securities; high quality debt securities issued by foreign sovereigns; corporate debt securities rated at least "BBB" by Standard and Poor's or "Baa" by Moody's, commonly known as "investment grade securities," or unrated securities that are deemed to be of comparable quality by the Sub-Adviser; and equity and convertible securities of issuers that are not paying a dividend, if there exists the potential for growth of capital or future income. See the Statement of Additional Information concerning these securities.

     Finally, the Portfolio may enter into contracts on financial futures or stock index futures, or options thereon, for income enhancement or hedging purposes. See "Hedging and Income Enhancement Strategies" below. The Portfolio may also make loans of portfolio securities and invest in securities issued on a "when-issued" or "delayed delivery" basis. (See "When-Issued Securities" and "Loans of Portfolio Securities" in the Statement of Additional Information.) In addition, in any period of market weakness or of uncertain market conditions, the Portfolio may establish a temporary defensive position to preserve capital by investing up to 100% of total assets in cash, cash equivalents or high quality short-term fixed-income securities.


                             ALLOCATION PORTFOLIOS


STRATEGIC MULTI-ASSET AND MULTI-ASSET PORTFOLIOS

     The investment objective of the Strategic Multi-Asset and Multi-Asset Portfolios is to seek high long-term total investment return. Total investment return consists of dividends, interest and other income, and net realized and unrealized appreciation and depreciation in the value of each Portfolio's security holdings. Each Portfolio will allocate its assets among the asset classes described below. Although the Strategic Multi-Asset Portfolio is designed to offer the potential for higher investment return than the Multi-Asset Portfolio, it can be expected to result in greater price volatility and potentially greater risk of loss than the Multi-Asset Portfolio.

     The assets of the Strategic Multi-Asset and the Multi-Asset Portfolios will be actively allocated among the following sub-portfolios:



     Core Equity Sub-Portfolio -- The investment objective of the Core Equity Sub-Portfolio is to seek long term capital appreciation by investing in a diversified portfolio of common stocks, securities convertible into common stocks, ADRs, EDRs and GDRs.



     Global Core Equity Sub-Portfolio -- The Global Core Equity Sub-Portfolio seeks long term capital appreciation by investing primarily in equity securities issued by U.S. and foreign companies. For a description of foreign investments and the risks associated with foreign investing, see "Foreign Securities Portfolio."


     Core Bond Sub-Portfolio -- The investment objective of the Core Bond Sub-Portfolio is to seek a high level of current income consistent with the preservation of capital by investing primarily in investment grade fixed income securities.


     Global Core Bond Plus Sub-Portfolio -- The investment objective of the Global Core Bond Plus Sub-Portfolio is to seek a high level of current income by investing in a diverse group of fixed income securities issued by U.S. and foreign companies, foreign governments and their agencies and instrumentalities, and supranational agencies, including high-yield, high-risk income producing bonds. These high yield securities are typically subject to greater market fluctuations and risk loss of income and principal due to default by the issuer. (See "Risk Factors -- High Yield Bonds" under "High Yield Portfolio" for a discussion of the risks associated with high-yield securities.)


     Capital Appreciation Sub-Portfolio -- The Capital Appreciation Sub-Portfolio seeks long term capital appreciation by investing in a widely diversified portfolio of growth equity securities. The Capital Appreciation Sub-Portfolio will invest in substantially the same securities as the Capital Appreciation Portfolio. (See "Capital Appreciation Portfolio.")


     Money Market Sub-Portfolio -- The Money Market Sub-Portfolio seeks current income consistent with stability of principal by investing in a diversified portfolio of money market instruments. The Money Market Sub-Portfolio seeks to maintain a stable price per share, but there is no assurance that the Sub-Portfolio will meet this objective. The Money Market Sub-Portfolio will invest in substantially the same securities as the Money Market Portfolio. (See "Money Market Portfolio.")



     The assets of the MULTI-ASSET PORTFOLIO will be allocated between the Core Equity Sub-Portfolio and the Core Bond Sub-Portfolio described above. The assets of the STRATEGIC MULTI-ASSET PORTFOLIO will be allocated among the Global Core Equity, Global Core Bond Plus, Capital Appreciation and Money Market Sub-Portfolios.


ASSET ALLOCATION APPROACH


     The Sub-Adviser will actively manage the allocation of assets between or among the Sub-Portfolios based upon its judgment of the projected investment environment for financial assets, relative fundamental values, attractiveness and expected future returns of each sector. The Sub-Adviser will base its asset allocation decisions on fundamental analysis and will not attempt to make short-term market timing decisions among the market sectors. As a result, shifts in asset allocation are expected to be gradual and continuous and each Portfolio will normally have some portion of its assets invested in each relevant Sub-Portfolio at all times.



     The Portfolios do not have percentage limitations on the amount allocated to each market sector or sub-sector and may emphasize such sectors or sub-sectors indicated by the Sub-Adviser's analysis and judgment. Although each of the Sub-Portfolios described above intends to be fully invested, a Sub-Portfolio may hold cash or cash equivalents and may invest any portion or all of its assets in high quality money market instruments for temporary defensive purposes, to meet liquidity needs or in anticipation of investment of assets. Each Sub-Portfolio may also purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information).



     The Sub-Adviser may use futures and options for hedging purposes, income enhancement or to effect allocation decisions in an efficient manner. Each Portfolio may sell (write) covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolios also may engage in transactions involving stock index futures contracts and options thereon and Financial Futures Contracts and options thereon, and may enter into forward foreign exchange contracts. (See "Hedging and Income Enhancement Strategies.")

                               INCOME PORTFOLIOS
HIGH YIELD PORTFOLIO


     The primary objective of this Portfolio is to produce high current income. A secondary investment objective is capital appreciation. The Portfolio will seek its objectives by investing, except for temporary defensive purposes, at least 65% of its assets in high-yielding, high-risk, income producing corporate bonds, also known as "junk bonds." Although these securities can be expected to provide higher yields, they may be subject to greater market fluctuations and the risk of loss of income and principal, than lower yielding, higher-rated fixed-income securities. A significant percentage of the high-yield securities in which the Portfolio invests are securities issued in reliance on Rule 144A under the Securities Act of 1933, as amended ("1933 Act").


     Because investment in such high-yield, high-risk securities entails greater risks, an investment in the Portfolio should not constitute a complete investment program and may not be appropriate for all investors. The investments of the Portfolio will be subject to greater market fluctuations and risk of loss of income and principal due to default by an issuer than are investments in higher rated bonds.


     Generally, bonds providing the highest yield carry lower ratings (Baa or lower by Moody's or BBB or lower by Standard and Poor's, than those assigned by Moody's or Standard and Poor's to investment grade bonds, or are unrated. Descriptions of the Moody's and Standard and Poor's rating categories are set forth in Appendix A. In general, these credit ratings represent only a portion of the data analyzed by the Sub-Adviser when evaluating bonds for purchase or sale in the Portfolio. In many instances, the rating agencies are not able to reflect changes in value of high-yield, high-risk bonds in a timely manner and are therefore valuable only so much as they can be employed as one source of credit quality data in the Portfolio's overall investment strategy.



     As of December 31, 1997 the Portfolio held securities of 136 corporate issuers, which had the following credit quality characteristics:



                                                              PERCENTAGE
                                                                  OF
                         INVESTMENT                             BONDS
                         ----------                           ----------
Corporate Bonds
  BBB+......................................................        1%
  BB........................................................        5%
  BB+.......................................................        4%
  BB-.......................................................       14%
  B+........................................................       18%
  B.........................................................       26%
  B-........................................................       22%
  CCC+......................................................        1%
  CC........................................................        1%
  Non-rated.................................................        8%
                                                                -----
                                                                100.0%
                                                                =====



     The Portfolio will invest in a variety of fixed-income instruments issued by U.S. and foreign companies, foreign governments and their agencies and instrumentalities, and supranational agencies, which are rated less than investment grade or are unrated but are of comparable quality as determined by the Sub-Adviser. It can be expected that a majority of securities selected and held will have a relatively high yield-to-maturity, when compared to investment grade fixed-income securities. The Portfolio will also utilize other types of securities such as discount bonds, zero coupon bonds, convertible bonds, straight and convertible preferred stocks, warrants and common stocks. For a more complete description of the characteristics and risks involved in investing in these securities see the Statement of Additional Information. For a more complete discussion of the risks involved in zero coupon bond investments see the description of the Target '98 Portfolio. To the extent that warrants and common stocks are used, there may be some additional investment risk and countervailing opportunity. These securities will be selected and held when, in the opinion of the Sub-Adviser, the less than highest available current yield is more than offset by prospects for capital appreciation. The Portfolio in the future will utilize such securities as from time to time may be created and which the Adviser and Sub-Adviser deem suitable and appropriate.

     The Portfolio may invest, without limit, in unrated securities if such securities offer, in the opinion of the Sub-Adviser, a relatively high yield without undue risk. Although the Portfolio will invest primarily in lower-rated securities, it will not invest in securities in the lowest rating categories (Ca for Moody's and CC for Standard and Poor's) unless the Sub-Adviser believes that the potential total return of the instrument outweighs the increased credit risk as noted by the distressed rating of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.



     When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Portfolio may purchase higher-rated securities if the Sub-Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Portfolio, for temporary defensive purposes, may invest up to 100% of its assets in cash, securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Sub-Adviser to be consistent with a defensive posture. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

     The Portfolio may sell (write) covered call options on stocks, purchase put and call options on stocks and combinations of such options listed on U.S. exchanges, and enter into closing transactions with respect to such options positions. The Portfolio may also enter into Financial Futures Contracts and options thereon for income enhancement or hedging positions. (See "Hedging and Income Enhancement Strategies.")

Risk Factors -- High-Yield Bonds

     The values of lower-rated securities, also referred to as "junk bonds," generally fluctuate more than those of higher-rated securities. In addition, a lower rating can reflect a greater possibility of an adverse change in financial condition affecting the ability of an issuer to make payments of interest or principal. Because the Portfolio invests primarily in securities in lower-rated categories, the achievement of the Portfolio's goals is more dependent on the Sub-Adviser's ability to select suitable securities than would be the case if the Portfolio were investing in securities in the higher-rated categories. Investors should carefully consider their ability to assume the risks involved before making an investment in this Portfolio.

     The market value of the Portfolio's investments will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates the value of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The value of high-yield, high-risk bonds may also be influenced by the bond market's perception of an issuer's credit quality or its outlook for economic growth. In times where economic conditions appear to be deteriorating, lower-rated bonds may decline in market value primarily due to investor's heightened concern over an issuer's credit quality and its ability to make timely interest and principal payments. In such periods of real or perceived economic downturn the secondary market for high-yield, high-risk bonds may become thin and liquidity may be significantly reduced. This may lead to increased volatility and sudden price movements in the secondary market.

     In a volatile market the Portfolio may find it difficult to value its securities accurately. During such times the responsibility of the Adviser and Sub-Adviser to value Portfolio securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Fluctuations in the value of Portfolio securities will not affect cash income but will be reflected in the Portfolio's net asset value.

TARGET '98 PORTFOLIO

     The investment objective of this Portfolio is to seek a predictable compounded investment return for the specified time period, consistent with preservation of capital. The Portfolio will invest primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments will generally mature no later than November 15, 1998 (the "Maturity Date"). Upon maturity, any remaining securities in the Portfolio will be liquidated and the Portfolio's sole holding will be cash. All shares of the Portfolio will be exchanged for shares of the Money Market Portfolio, unless otherwise specified by a contract owner.


     While there is no assurance that the Portfolio will succeed in achieving its objective, it seeks capital preservation for investors who hold their investment until maturity. In addition, the Portfolio seeks to provide investors with a sum at the Maturity Date (the "Maturity Value") which, together with the reinvestment of all dividends and distributions, exceeds their original investment in the Portfolio by a relatively predictable amount. Investors are more likely to receive the expected Maturity Value if they retain their participation in the Portfolio until the Maturity Date. Any investor who redeems his or her participation prior to the Maturity Date is likely to achieve a different investment result than the return that was predicted on the date investment was made, and may even suffer a loss.

     The Portfolio will invest in both zero coupon securities and current interest-bearing debt obligations generally maturing not later than the Maturity Date. Zero coupon securities are non-interest bearing debt obligations which are payable in full at maturity, and which typically trade at a substantial or deep discount from their value at maturity. Thus, the return on these instruments is known at the time of investment, making them suitable for this Portfolio. However, the value of zero coupon securities, and therefore the value of the Portfolio, may be subject to greater market fluctuations from changing interest rates prior to maturity than the value of debt obligations of comparable maturities that bear interest currently.

     The Portfolio will invest in current interest-bearing debt obligations in order to provide cash to pay the Portfolio's expenses, to provide liquidity and to meet transfer and redemption requests. By managing the Portfolio to try to match current income with expenses, the Portfolio may reduce its reinvestment risk. Reinvestment risk is the risk that future payments cannot be reinvested at interest rates that are as high or higher than needed to achieve the Portfolio's predicted compounded investment return. As zero coupon securities do not pay interest currently, they present no reinvestment risk to the Portfolio.

     Zero coupon securities are generally stripped obligations of the U.S. Government. They are also offered, to a limited extent, by corporate issuers. The Portfolio is authorized to invest in both government and corporate zero coupon securities. The current interest-bearing debt obligations in which the Portfolio is authorized to invest may be offered by domestic or foreign issuers and may be principally traded in the U.S. or foreign markets. All debt obligations in which the Portfolio invests will be dollar denominated. Corporate obligations must be rated at the time of purchase within the four highest categories assigned by Moody's or by Standard and Poor's (see Appendix A).

     While the creditworthiness of corporate issuers will be carefully considered, investors bear the risk that these issuers will fail to make payments of principal or interest when due. This credit risk cannot be eliminated. If an issuer defaults on its obligations, the value of the Portfolio may be adversely affected.

     Investing in obligations of foreign issuers or obligations of domestic issuers that trade in foreign markets involves special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio.

     The Portfolio is also permitted to invest in high quality short-term money market instruments and repurchase agreements such as those invested in by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") As the Maturity Date approaches, the Portfolio will invest in more short-term, highly liquid investments to preserve capital. In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.) The Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon for income enhancement and hedging purposes. (See "Hedging and Income Enhancement Strategies.")

     Generally, the market value of the underlying securities in the Portfolio will vary inversely with changes in interest rates. This means that the value of a share of the Portfolio will tend to rise as interest rates decline, and decline as interest rates rise. While the risk of these fluctuations in value is greater when the period to maturity is longer, they tend to diminish as the Maturity Date approaches. Accordingly, investors are more likely to receive their

Maturity Value if they retain their investment in the Portfolio until the Maturity Date. An investment in the Portfolio is not suited to frequent purchases and sales in response to short-term fluctuations in the Portfolio's net asset value.

     The owner of zero coupon securities, for Federal income tax purposes, realizes taxable interest each year equal to a portion of the difference between the face value of the zero coupon securities and their purchase price. Similarly, the cash distributions received from current interest-bearing debt obligations are realized as income each year. The net investment income of the Portfolio will equal the sum of the imputed interest earned on its zero coupon securities and the interest upon its current interest-bearing debt obligations, less the Portfolio's expenses.

FIXED INCOME PORTFOLIO

     The investment objective of this Portfolio is to seek a high level of current income consistent with preservation of capital. The Portfolio will invest primarily in investment grade fixed-income securities. Portfolio management will emphasize sector analysis, call protection and credit research, and will attempt to maintain a high, steady and possibly growing income stream.

     The Portfolio will invest at least 80% of the value of its total assets, taken at market value at the time of investment, in one or more of the following:


          (1) Marketable debt securities of domestic and foreign issuers rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard and Poor's (AAA, AA, A or BBB) or determined by the Sub-Adviser to be of comparable quality;


          (2) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (see "Government and Quality Bond Portfolio");

          (3) Commercial paper rated at the time of purchase Prime-1 by Moody's or A-1 by Standard and Poor's;

          (4) Obligations of banks having total assets in excess of $1 billion.

     The balance of the Portfolio's investments will include: other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities); preferred stocks (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks which WMC considers likely to yield relatively high income in relation to alternative investments. Debt securities are sometimes offered with warrants for the purchase of common stock of the issuer of the debt security. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the warrants is relatively small. If the warrant becomes valuable it will ordinarily be sold rather than exercised. It is anticipated that no more than 20% of the assets of the Portfolio will be held in convertible securities, and that no more than 10% of the assets of the Portfolio will constitute warrants. To the extent that warrants are used, there may be some additional investment risk, and countervailing opportunity, depending upon the extent to which the underlying common stock price fluctuates.

     Consistent with the Portfolio's investment objective, the Portfolio may have up to 20% of its assets invested in instruments which are not investment grade, including preferred stocks, when individually attractive yields offset lower credit quality. (See "Risk Factors -- High-Yield Bonds" under "High Yield Portfolio.") See Appendix A for a description of corporate bond ratings.

     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. The Portfolio may also engage in transactions involving Financial Futures Contracts and in options thereon for income enhancement or hedging purposes. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

     Bonds and debt securities with the lowest rating of the four investment grade categories, BBB or Baa, may have speculative characteristics. Changes in economic conditions or other circumstances are likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated bonds and debt instruments.

GOVERNMENT AND QUALITY BOND PORTFOLIO

     The investment objective of this Portfolio is relatively high current income, liquidity and security of principal. The Portfolio will seek to achieve its objective by investing in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("government securities"), corporate debt securities rated Aa or better by Moody's or AA or better by Standard and Poor's ("high quality corporate bonds") and U.S. dollar denominated foreign government and corporate debt securities of comparable quality. It is currently anticipated that the Portfolio will have the majority of its assets invested in government securities since the Trust is permitted to treat each U.S. agency or instrumentality as a separate issuer for purposes of determining compliance with diversification standards imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"). (See "Special Considerations.")


     The Portfolio may invest in mortgage-backed securities known as Ginnie Maes ("GNMA Securities"). GNMA Securities represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest on modified pass-through certificates when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. The Portfolio may also invest in similar mortgage-backed securities with differences in timing of payment and pool structure, and other forms of GNMA Securities which are developed from time to time if they are consistent with the investment objective of the Portfolio.

     Mortgages included in single family or multi-family residential mortgage pools backing an issue of GNMA Securities have a maximum maturity of up to 40 years. Scheduled payments of principal and interest are made to the registered holders of GNMA Securities (such as the Portfolio) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of payment or refinancing by homeowners or as a result of a default. Prepayments are passed through to the registered holders of GNMA Securities with the regular monthly payments of principal and interest. This has the effect of reducing future payments on such GNMA Securities.

     The Portfolio will also invest in high quality corporate bonds. High quality corporate bonds may include straight debt securities of corporate or trust issuers which are rated in the two highest rating categories by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. At least 80% of the Portfolio will be invested in government securities and high quality corporate bonds, except for temporary defensive purposes. Up to 20% of the Portfolio may be invested in bonds rated as low as A by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. See Appendix A for a description of corporate bond ratings.

     The Portfolio may also invest in other obligations issued, guaranteed or insured by the United States, its agencies or instrumentalities. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States; others are backed only by the rights of the issuer to borrow from the U.S. Treasury, such as Federal Mortgage Association Securities. Insured obligations are generally backed by a fund established by the agency to provide for losses. The GNMA Securities acquired by the Portfolio have historically involved little risk of loss of principal if held to maturity. However, if interest rates fluctuate or there are prepayments on securities purchased at a premium, the market value of the securities may vary.

     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") The Portfolio may also invest in when-issued securities and may engage in transactions involving Financial Futures Contracts and in options thereon for income enhancement or hedging purposes. (See "When-Issued Securities" in the Statement of Additional Information and "Hedging and Income Enhancement Strategies.")

                             MONEY MARKET PORTFOLIO


     The investment objective of this Portfolio is current income consistent with stability of principal. The Portfolio intends to comply with the Securities and Exchange Commission ("SEC") regulations under the Investment Company Act of 1940, as amended ("1940 Act") applicable to money market funds. These regulations impose certain quality, maturity and diversification guidelines on the Portfolio's investments. Under these regulations, the Portfolio will invest in a diversified portfolio of money market instruments maturing in 397 days or less. Further, the Portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.


     The Portfolio will be invested in obligations denominated in U.S. dollars which, at the time of investment, are "eligible securities" as defined in the regulations. Under these regulations, an eligible security is an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations ("NRSRO") (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security which is determined to be of comparable quality under procedures established by the Board of Trustees. The Portfolio may invest in: (i) commercial paper and other short-term obligations of U.S. and foreign corporations; (ii) obligations (including certificates of deposit, time deposits, bank notes and bankers' acceptances) of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iii) obligations issued or guaranteed as to principal and interest by the U.S. Government or the agencies or instrumentalities thereof;
(iv) short-term obligations issued by state and local governmental issuers; (v) obligations of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations; (vi) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and (vii) repurchase agreements. Obligations which are rated in the second highest rating category by any NRSRO will be limited to 5% of the Portfolio's total assets and further limited by issuer to 1% of the Portfolio's total assets. Descriptions of bond ratings are set forth in Appendix A.

     Certain obligations purchased by the Portfolio may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity.

     Although the Portfolio seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions, there can be no assurance that the net asset value will not vary. (See "Net Asset Value.") The Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Portfolio. The value of the securities in the Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security were held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable.

                             REPURCHASE AGREEMENTS


     All Portfolios may enter into repurchase agreements (commonly called "repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Portfolio may acquire an underlying debt instrument for a relatively short period, subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Portfolios. The total amount received on repurchase would exceed the price paid by the Portfolio, reflecting an agreed upon rate of interest for the period from the date of the repurchase agreement to the settlement date, and would not be related to the interest rate on the underlying securities. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Portfolio upon the acquisition is accrued daily as interest. In the event of a default by an institution, the Portfolio may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by a Portfolio may be delayed or limited and the Portfolio may incur additional costs. In such case, the Portfolio will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted procedures to monitor and evaluate the creditworthiness of institutions with which it proposes to engage in repos. The Portfolios will always obtain collateral in proper form having a market value of not less than 102% of the purchase price (100% if such collateral is in the form of cash). Such collateral will be cash or U.S. Government obligations and will be in the actual or constructive possession of the Portfolio.

                              ILLIQUID SECURITIES

     Each of the Portfolios may invest no more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser or Sub-Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the 1933 Act or certain private placements of commercial paper issued in reliance on an exemption from the 1933 Act pursuant to Section 4(2) thereof, will not be deemed to be illiquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

                   HEDGING AND INCOME ENHANCEMENT STRATEGIES


     Each Portfolio (other than the Money Market Portfolio) may engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance income. These strategies include the use of options and futures contracts and options thereon. A Portfolio's ability to use these strategies may be limited by market conditions and regulatory limits and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and each Portfolio may use these new investments and techniques to the extent consistent with its investment objectives and policies.


OPTIONS TRANSACTIONS

     A Portfolio may purchase and write (i.e., sell) put and call options on securities and financial indices to enhance income or to hedge its portfolio. These options may be on debt securities, aggregates of debt securities, financial indices (e.g., Standard and Poor's 500 Composite Stock Index) and U.S. Government securities and may be traded on securities exchanges or over-the-counter. A Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and the simultaneous purchase of a call option and sale of a put option with identical strike prices and expiration dates to protect against a change in the price. A Portfolio may also purchase put and call options to offset previously written put and call options of the same series. See "Investment Objectives and Policies -- Call and Put Options on Securities" in the Statement of Additional Information.

FUTURES CONTRACTS AND OPTIONS THEREON

     Each Portfolio (other than the Money Market Portfolio) may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission. These futures contracts and related options will be on debt securities, aggregates of debt securities, financial indices and U.S. Government securities and include futures contracts and options thereon which are linked to the London Interbank Offered Rate (LIBOR).


     A Portfolio may not purchase or sell futures contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on such Portfolio's existing futures and options on futures and premiums paid for such related options would exceed 5% of the market value of the Portfolio's total net assets.


     A Portfolio's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Portfolio.

FOREIGN CURRENCY HEDGING OR INCOME ENHANCEMENT STRATEGIES



     Each Portfolio (other than the Money Market Portfolio) may enter into forward foreign currency exchange contracts and may purchase and sell exchange-traded and over-the-counter ("OTC") options on currencies and foreign currency futures contracts to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies, to adjust the Portfolio's exposure to a particular currency or as a substitute for purchasing or selling the underlying security.


     A forward foreign exchange contract involves the future obligation to purchase or sell a specific currency on a specified date and at a specified price determined at the time of entering into the contract. It should be recognized that the use of foreign currency contracts to protect the value of the Portfolio's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Portfolio's underlying security holdings. In addition, although the use of foreign exchange contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar.

SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES


     Participation in the options or futures markets involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Sub-Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include: (1) dependence on the Sub-Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities;
(4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for a Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions.


FORWARD COMMITMENTS

     Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if a Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     In addition to the investment policies set forth above, certain additional restrictive policies relating to the investment of assets of the Portfolios have been adopted by the Trust. Certain investment restrictions of the Trust are deemed fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected, which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Details as to such policies are set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------

                             SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

     The Code imposes certain diversification standards on the underlying assets of Variable Contracts held in the Portfolios of the Trust. The Code provides that a Variable Contract shall not be treated as an annuity contract or life insurance for any period for which the investments are not adequately diversified, in accordance with regulations prescribed by the Treasury Department. Disqualification of the Variable Contract as an annuity contract or life insurance would result in imposition of federal income tax on the Contract Owner with respect to earnings allocable to the Variable Contract prior to the receipt of payments under the Variable Contract. The Code contains a safe harbor provision which provides that contracts such as the Variable Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations (Treas. Reg. Section 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts, such as the Variable Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if, at the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment.

     The Technical and Miscellaneous Revenue Act of 1988 provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     It is intended that each Portfolio of the Trust underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE TRUSTEES

     The Trust is organized as a Massachusetts business trust. The overall responsibility for the supervision of the affairs of the Trust is vested in the Trustees. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Adviser and Sub-Adviser are expected to follow in implementing the investment policies and objectives of the Trust.


SUNAMERICA ASSET MANAGEMENT CORP.


     The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs.


     SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect wholly owned subsidiary of SunAmerica Inc., a financial services company. In addition to serving as adviser to the Trust, the Adviser serves as adviser, manager and/or administrator for Anchor Pathway Fund, Seasons Series Trust, Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust. The Adviser managed, advised and/or administered assets in excess of $12.5 billion as of December 31, 1997 for investment companies, individuals, pension accounts, and corporate and trust accounts.

SAAMCo provides investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of SAAMCo.


     The annual rate of the investment advisory fees which apply to each Portfolio, are as follows:



     Foreign Securities Portfolio pays a fee of .90% of Assets per annum; Capital Appreciation Portfolio pays a fee of .75% of Assets per annum; Growth Portfolio pays a fee of .75% of Assets per annum; Natural Resources Portfolio pays a fee of .75% of Assets per annum; Growth and Income Portfolio pays a fee of .70% of Assets per annum; Strategic Multi-Asset Portfolio pays a fee of 1% of Assets per annum; Multi-Asset Portfolio pays a fee of 1% of Assets per annum; High Yield Portfolio pays a fee of .70% per annum on the first $250 million of Assets and .60% per annum over $250 million of Assets; Target '98 Portfolio pays a fee of .625% of Assets of per annum; Fixed Income Portfolio pays a fee of
 .625% of Assets per annum; Government and Quality Bond Portfolio pays a fee of .625% of Assets per annum; and Money Market Portfolio pays a fee of .50% of
Assets per annum.



     The investment management fees set out above are higher than those paid by many other investment companies with similar investment objectives. Notwithstanding the foregoing, SAAMCo has agreed to waive a portion of its fees to reflect a schedule based on the asset size of a given portfolio. As a result, in certain cases, the fees actually collected with respect to a portfolio may be less than those set forth above. More complete information concerning the fee waivers is contained in the Statement of Additional Information.



     The term "Assets" means the average daily net assets of the Portfolio. The Investment Advisory fees are accrued daily and paid monthly.



     For the year ended December 31, 1997, SAAMCo received fees equal to the following percentages of Assets: Foreign Securities Portfolio, 0.90%; Capital Appreciation Portfolio, 0.65%; Growth Portfolio, 0.72%; Natural Resources Portfolio, 0.75%; Growth and Income Portfolio, 0.70%; Strategic Multi-Asset Portfolio, 1.00%; Multi-Asset Portfolio, 1.00%; High Yield Portfolio, 0.70%; Target '98 Portfolio, 0.63%; Fixed Income Portfolio, 0.63%; Government and Quality Bond Portfolio, 0.62%; and Money Market Portfolio, 0.50%.


WELLINGTON MANAGEMENT COMPANY, LLP

     WMC acts as Sub-Adviser to each Portfolio of the Trust, pursuant to a Sub-Advisory Agreement with SAAMCo to manage the investment and reinvestment of the assets of such Portfolios. WMC is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays WMC's fees.


     WMC is a Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan. The principal business address of WMC is 75 State Street, Boston, Massachusetts 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1997, WMC had discretionary management authority with respect to approximately $174.5 billion of assets.



     The portion of the investment advisory fees received by SAAMCo and paid to WMC are as follows:


     Foreign Securities Portfolio -- .40% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Capital Appreciation Portfolio -- .375% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Growth Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Natural Resources Portfolio -- .35% per annum on the first $50 million of Assets, .25% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Growth and Income Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Strategic Multi-Asset Portfolio -- .300% per annum on the first $50 million of Assets,
 .200% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Multi-Asset Portfolio -- .250% per annum on the first $50 million of Assets, .175% per annum on the next $100 million, .150% per annum over $150 million; High Yield Portfolio -- .30% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Target '98 Portfolio -- .225% per annum on the first $50 million of Assets, .15% per annum on the next $50 million, .10% per annum on the next $400 million and .05% per annum over $500 million; Fixed Income Portfolio -- .225% per annum on the first $50 million of Assets, .125% per annum on the next $50 million, and .10% per annum over $100 million; Government and Quality Bond Portfolio -- .225% per annum on the first $50 million of Assets, .125% per annum on the next $50 million, and
 .10% per annum over $100 million; and Money Market Portfolio -- .075% per annum on the first $500 million of Assets, and .020% per annum over $500 million.


     For the year ended December 31, 1997, SAAMCo informed the Trust that WMC received fees equal to the following percentages of daily net assets: Foreign Securities Portfolio, 0.40%; Capital Appreciation Portfolio, 0.21%; Growth Portfolio, 0.21%; Natural Resources Portfolio, 0.35%; Growth and Income Portfolio, 0.33%; Strategic Multi-Asset Portfolio, 0.29%; Multi-Asset Portfolio, 0.20%; High Yield Portfolio, 0.30%; Target '98 Portfolio, 0.23%; Fixed Income Portfolio, 0.23%; Government and Quality Bond Portfolio, 0.13%; and Money Market Portfolio, 0.08%.


PORTFOLIO MANAGEMENT

     The following individuals are primarily responsible for the day-to-day management of the particular portfolios as indicated below.


     Trond Skramstad, Senior Vice President and Director of International Equity Investments, and Andrew S. Offit, Vice President and Associate Portfolio Manager, have primary responsibility for the day to day management of the FOREIGN SECURITIES PORTFOLIO and the GLOBAL CORE EQUITY SUB-PORTFOLIO of STRATEGIC MULTI-ASSET PORTFOLIO. Mr. Skramstad is Chairman of WMC's Global Equity Strategy Group which is a group of regional equity portfolio managers and senior investment professionals responsible for providing investment research and recommendations and has been responsible for managing the Portfolio since 1994 and the GLOBAL CORE EQUITY SUB-PORTFOLIO since 1998. Prior to joining WMC in 1993, Mr. Skramstad was an international equity portfolio manager and principal at Scudder, Stevens & Clark since 1990. Prior to joining WMC in 1997, Mr. Offit was a portfolio manager at Chestnut Hill Management during 1997, and at Fidelity Investments since 1987.


     Robert D. Rands has served as the portfolio manager for the CAPITAL APPRECIATION PORTFOLIO since its inception in 1987. Mr. Rands also manages the CAPITAL APPRECIATION SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO. Mr. Rands is a Senior Vice President of WMC and joined the company in 1978.

     WMC's Growth Investment Team, comprised of Frank V. Wisneski, Senior Vice President; Matthew E. Megargel, Senior Vice President; and John J. Harrington, Vice President, has been responsible for managing the GROWTH PORTFOLIO since 1995.

     Ernst H. von Metzsch has served as the portfolio manager for the NATURAL RESOURCES PORTFOLIO since October 24, 1994. Mr. von Metzsch is a Senior Vice President, Partner and energy analyst at WMC and joined the company in 1973.


     James Bevilacqua has served as the assistant portfolio manager of the NATURAL RESOURCES PORTFOLIO since February, 1998. Mr. Bevilacqua is a Vice President of WMC and joined the company in 1994. He was previously with Anderson Consulting and General Electric.



     Matthew E. Megargel has served as the portfolio manager for the GROWTH AND INCOME PORTFOLIO since February, 1998. Mr. Megargel is a Senior Vice President of WMC and joined the company in 1983. Mr. Megargel also manages the CORE EQUITY SUB-PORTFOLIO OF THE MULTI-ASSET PORTFOLIO.


     Adam D. Seitchik has served as the strategist for the STRATEGIC MULTI-ASSET and the MULTI-ASSET PORTFOLIOS since February, 1997. Mr. Seitchik is a Vice President of WMC and joined the company in 1994. He was previously with John Hancock Investment & Pension Group.

     Catherine A. Smith has served as the portfolio manager for the HIGH YIELD PORTFOLIO since 1992. Ms. Smith is a Senior Vice President of WMC and joined the company in 1984. Ms. Smith also manages the CORE BOND PLUS SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO.

     Thomas L. Pappas has served as the portfolio manager for the TARGET '98 PORTFOLIO since 1992 and the FIXED INCOME PORTFOLIO since 1995. Mr. Pappas is a Senior Vice President of WMC and joined the company in 1987.


     Robert Evans has served as the portfolio manager for the GLOBAL CORE BOND PLUS SUB-PORTFOLIO of the STRATEGIC MULTI-ASSET PORTFOLIO since February, 1998. Mr. Evans is a Vice President of WMC and joined the company in 1995. Prior to joining WMC, Mr. Evans was a Senior Global Fixed Income Portfolio Manager with Pacific Investment Management Company from 1991 through 1994.


     John C. Keogh has served as the portfolio manager for the GOVERNMENT AND QUALITY BOND PORTFOLIO since March 31, 1994. Mr. Keogh is a Senior Vice President of WMC and joined the company in 1983. Mr. Keogh also manages the CORE BOND SUB-PORTFOLIO OF THE MULTI-ASSET PORTFOLIO.

     Timothy E. Smith has served as the portfolio manager of the MONEY MARKET PORTFOLIO since February, 1997. Mr. Smith also manages the MONEY MARKET SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO. He is a Vice President of WMC and joined the company in 1992.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

     State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.


--------------------------------------------------------------------------------


                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     All purchase and sale orders of securities are placed on behalf of the Trust by WMC for all the Portfolios. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then WMC may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

     Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, WMC will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Trust reserves the right to effect portfolio transactions through a broker affiliated with SAAMCo, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by such broker are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.

     Subject to applicable laws and regulations, the Advisers may also consider the willingness of particular brokers to sell the Variable Contracts or affiliated SunAmerica mutual funds as a factor in the selection of brokers for executing portfolio transactions on behalf of the Trust.

--------------------------------------------------------------------------------

                                NET ASSET VALUE
--------------------------------------------------------------------------------


     Each Portfolio is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates its net asset value per share by dividing the total value of its net assets by the number of shares outstanding. Investments for which market quotations are readily available are valued at market at their closing price. All other securities and assets are valued at fair value following procedures approved by the Trustees. For a complete description of the procedures involved in valuing various Trust assets, see the Statement of Additional Information.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Each Portfolio of the Trust intends to continue to qualify as a "Regulated Investment Company" under certain provisions of the Code. Each Portfolio of the Trust will be treated as a separate entity for Federal income tax purposes. While qualified as a regulated investment company, each Portfolio of the Trust will not be subject to Federal income taxes on net investment income and net capital gains, if any, realized during any year provided all such net investment company taxable income and net capital gains are distributed to its shareholders.

     Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Portfolio. Dividends and distributions consisting of substantially all net investment income and net realized capital gains from the Growth, Capital Appreciation, Foreign Securities, Growth and Income, Fixed Income, Government and Quality Bond, High Yield, Natural Resources, Multi-Asset, Strategic Multi-Asset and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.

--------------------------------------------------------------------------------

                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------


     The Trust was organized under the laws of The Commonwealth of Massachusetts on August 26, 1983, as an unincorporated voluntary association, commonly known as a business trust. Its offices are at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. The Trust currently consists of twelve separate investment series, each with its own investment objective. Certain series of the Trust may not be available in connection with a particular annuity contract.


     All shares of the Trust are owned by separate accounts of the Life Companies. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of shareholders.

     On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a series. Certain matters approved by a vote of all shareholders of the Trust may not be binding on a Portfolio whose shareholders have not approved such matters. The holders of each share of beneficial interest of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share of beneficial interest. Shares of one series may not bear the same economic relationship to the Trust as shares of another series.

     The Trustees of the Trust have been elected by the shareholders of the Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that at least a majority of the Trustees have been elected by the shareholders of the Trust at all times. The Trust is not required to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares and the Declaration of Trust sets out the procedures to be followed.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and in net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Under certain circumstances Trust shareholders may have a potential liability for the obligations of the Trust.

--------------------------------------------------------------------------------

                      REPORTS AND INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     The Trust will furnish audited annual and unaudited semi-annual reports to its shareholders. Price Waterhouse LLP, New York, New York, serves as the independent accountants to the Trust.

--------------------------------------------------------------------------------

                DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES
--------------------------------------------------------------------------------

     Shares are only sold to separate accounts of the Life Companies at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares.

     Inquiries regarding the Trust should be directed to P.O. Box 54299, Los Angeles, California, 90054-0299; telephone number: 800-445-SUN2.

--------------------------------------------------------------------------------


                              GENERAL INFORMATION

--------------------------------------------------------------------------------


YEAR 2000 COMPLIANCE



     Many services provided to the Trust and its shareholders by the Adviser rely on the smooth functioning of both the Adviser's computer and computer-based systems as well as those of its outside providers. Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way the systems encode and calculate dates. This Year 2000 Issue potentially could have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. The Adviser recognizes the importance of the Year 2000 Issue and is taking the appropriate steps necessary in preparation of the year 2000. The Adviser fully anticipates that its systems and those of its outside service providers will be adapted in time for the year 2000, and to further this goal it has coordinated a plan to repair, adapt or replace systems that are not Year 2000 compliant and has obtained similar assurances from its outside service providers. The Adviser expects to complete its plan significantly by the end of the 1998 calendar year and then perform appropriate systems testing in the 1999 calendar year.

--------------------------------------------------------------------------------
                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS
--------------------------------------------------------------------------------

     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C". Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best quality bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc. rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.
AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

                       STATEMENT OF ADDITIONAL INFORMATION

                               ANCHOR SERIES TRUST





THIS IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectus for Anchor Series Trust. The Prospectus may be obtained by calling or writing the Trust at the below address.

Capitalized terms used herein but not defined have the same meanings assigned to them in the Prospectus.






                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 (800) 445-SUN2.






                              DATED: APRIL 1, 1998

                                TABLE OF CONTENTS
                                                                                                               Page
                                                                                                               ----
THE TRUST......................................................................................................  B-3
INVESTMENT OBJECTIVES AND POLICIES.............................................................................  B-3
         Objectives............................................................................................  B-3
         Foreign Money Market Instruments......................................................................  B-3
         Variable and Floating Rate Instruments................................................................  B-4
         Government Agencies Obligations.......................................................................  B-4
         When-Issued Securities................................................................................  B-5
         Illiquid Securities...................................................................................  B-6
         Foreign Securities....................................................................................  B-7
         Call and Put Options on Securities....................................................................  B-8
         Absence of Liquid Secondary Options Market............................................................ B-11
         Regulation of Futures Contracts and Options Thereon................................................... B-11
         Financial Futures Contracts on Fixed Income
                  Securities - Characteristics and Risks....................................................... B-12
         Options on Financial Futures Contracts................................................................ B-15
         Warrants.............................................................................................. B-17
         Stock Index Futures and Options Thereon............................................................... B-17
         Stock Index Futures Characteristics and Risks......................................................... B-17
         Options on Stock Index Futures and Risks.............................................................. B-21
         Limitations on Stock Index Futures and Related
                  Options Transactions......................................................................... B-22
         Foreign Currency Exchange Transactions................................................................ B-23
         Options on Foreign Currencies......................................................................... B-25
         Futures Contracts on Foreign Securities............................................................... B-26
         Additional Risks of Options on Foreign Currencies,
                  Forward Contracts and Futures Contracts on
                  Foreign Currencies........................................................................... B-27
         Loans of Portfolio Securities......................................................................... B-28
         Interest Rate Swap Transactions ...................................................................... B-29
         Description of Commercial Paper Ratings............................................................... B-30
         Discount Bonds, Convertible Bonds and Preferred Stocks................................................ B-30
         Certain Risk Factors Relating to High-Yield
                  (High-Risk) Bonds............................................................................ B-31
         Investment Vehicles Designed to Track an Index........................................................ B-32
         Further Information About the Target '98 Portfolio.................................................... B-32
INVESTMENT RESTRICTIONS........................................................................................ B-33
SUNAMERICA ASSET MANAGEMENT CORP............................................................................... B-36
         Personal Securities Trading........................................................................... B-39
WELLINGTON MANAGEMENT COMPANY.................................................................................. B-40
OFFICERS AND TRUSTEES OF THE TRUST............................................................................. B-41
CUSTODIAN...................................................................................................... B-44
INDEPENDENT ACCOUNTANTS ....................................................................................... B-45
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................................... B-45
PORTFOLIO TURNOVER............................................................................................. B-48
NET ASSET VALUE................................................................................................ B-48
         Foreign Securities Portfolio.......................................................................... B-49
         Money Market Portfolio................................................................................ B-50
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................................................. B-51
GENERAL INFORMATION............................................................................................ B-53
OWNERSHIP OF SHARES............................................................................................ B-53
FINANCIAL STATEMENTS........................................................................................... B-53

                                    THE TRUST

         The Trust, organized as a Massachusetts business trust on August 26, 1983, is an open-end management investment company. The Trust is composed of twelve separate Portfolios. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (see "The Trust" in the Prospectus).

         On December 1, 1992, the Board of Trustees of the Trust approved a change of the names of the Aggressive Growth Portfolio and the Aggressive Multi-Asset Portfolio to the Capital Appreciation Portfolio and the Strategic Multi-Asset Portfolio, respectively.

         On February 16, 1995, the Board of Trustees of the Trust approved a change of the name of the Convertible Securities Portfolio to the Growth and Income Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

OBJECTIVES

         For a description of the objectives of the Portfolios, see "Investment Objectives and Policies" in the Prospectus. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

FOREIGN MONEY MARKET INSTRUMENTS

         The Money Market Portfolio will be diversified among issuers and among industries with the exception of the banking industry and obligations of the U.S. Government, its agencies and instrumentalities. The Money Market Portfolio reserves the right to concentrate its investment in U.S. dollar denominated obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, and commercial paper of foreign corporations, when the yields available on such obligations exceed the yields available on obligations otherwise permitted for investment by the Portfolio and when it is believed that the relative return from such investments compared with the relative risk, marketability and quality of such obligations appears to warrant such concentration. Concentration in this context means the investment of more than 25% and up to 100% of the Portfolio's assets. These investments will meet the quality criteria described above, but they may present investment risks in addition to those involved in obligations of domestic banks and corporations.

         Investment risks associated with investments in obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, short-term obligations and commercial paper of foreign corporations include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other government restrictions. Generally, the foreign branches of the U.S. banks and the London or U.S. branches of foreign banks are subject to fewer regulatory restrictions than are applicable to domestic banks, and foreign branches of U.S. banks may be subject to less stringent reserve requirements than domestic banks. The London or U.S. branches of foreign banks, the foreign branches of U.S. banks and foreign corporations may provide less public information than, and may not be subject to the same accounting, auditing and financial record-keeping standards as, domestic banks.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Certain obligations purchased by the Portfolios of the Trust may be variable or floating rate instruments, involve a demand feature and include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.

         A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must be equivalent to the long-term bond or commercial paper ratings applicable to permitted investment for the Money Market Portfolio. The Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

GOVERNMENT AGENCIES OBLIGATIONS

         All Portfolios may invest, to varying degrees, in government obligations. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Obligations issued by governmental agencies may be supported by varying levels of guarantee as to repayment of principal and interest.

         Agencies of the United States Government include, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime

Administration, Small Business Administration and the Tennessee Valley Authority. The Portfolios may purchase securities guaranteed by the Government National Mortgage Association which may represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Loan Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank) and still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be guarantees solely of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be no market and thus no means of realizing on the obligation prior to maturity.

WHEN-ISSUED SECURITIES

         Each Portfolio may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Each Portfolio generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Portfolio purchases debt obligations on a when- issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Portfolio on a when-issued basis may result in a Portfolio's incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio enters into a commitment to purchase securities on a when-issued basis, it establishes a segregated account with its custodian consisting of cash or liquid securities equal to the amount of the Portfolio's commitment, which is valued at fair market value. If on any day the market value of this segregated account falls below the value of a Portfolio's commitment, the Portfolio will be required to deposit additional cash or qualified securities into the account equal to the value of the Portfolio's commitment. When the securities to be purchased are issued, a Portfolio will pay for the securities from available cash, from the sale of securities in the segregated account, from sales of other securities and/or, if necessary, from the sale of the when-issued securities themselves, although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher or lower than the rate to be received on the securities a Portfolio has committed to purchase. After a Portfolio is committed to purchase when-issued securities, but prior to the issuance of the securities, it is subject to adverse changes in the value of these securities based upon changes in interest rates, as well as changes based upon the public's perception of the issuer and its creditworthiness. Sale of securities in the segregated account or other securities owned by a Portfolio and when-issued securities may cause the realization of a capital gain or loss.

ILLIQUID SECURITIES

         Each of the Portfolios may invest no more than 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act for which there is a readily available market will not be deemed to be illiquid. The Portfolios' Sub-Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Sub-Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Each of the Portfolios may invest in commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Money Market, Multi-Asset and Strategic Multi-Asset Portfolios' 10% limitation on investments in illiquid securities includes Section 4(2) paper other than
Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolios' Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

FOREIGN SECURITIES

         The Foreign Securities, Growth and Income, Growth, Capital Appreciation, Natural Resources, Fixed Income, Government and Quality Bond, Multi-Asset, and Strategic Multi-Asset Portfolios may invest in foreign debt and equity securities. The High Yield and Target '98 Portfolios may invest in foreign debt securities.

         Investment in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolios, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

         It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

CALL AND PUT OPTIONS ON SECURITIES


         The Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios may purchase call and put options. These options my be either exchange-traded or over the counter("OTC"). The purpose of these investments is to gain market exposure with limited loss potential. The Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios may sell("write")covered call options to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The Portfolios intend to use covered call options both to increase return on the securities of the Portfolios and for defensive or hedging purposes. It is anticipated that the maximum percentage of the Portfolios' securities subject to options primarily for income purposes will be 30%, that the maximum percentage in options used primarily for defensive and hedging strategies will be 50%, and that in no event will the aggregate exceed the latter percentage.

         A call option is a short-term contract (typically having a duration of nine months or less). A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Portfolio writes a call option, the Portfolio gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.


         A put option gives the purchaser, in return for a premium paid, the right for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. Therefore, if the Portfolio sells puts, it might be obligated to purchase the underlying securities for more than their current market price.



         A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian). A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


         The premium paid by the purchaser of an option will be determined by, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

         The writer of an option wishing to terminate a position may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously sold. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.


         There is no guarantee that either a closing purchase or a closing sale transaction can be executed. Executing a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the options to be used for other Portfolio investments. If the Portfolio desires to sell a particular security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.


         The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Conversely, the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


         An option position may be closed out on a market which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that a Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until a closing purchase transaction can be executed. See below for reasons why a liquid secondary options market may not exist.


         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. Exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonable anticipated volume.

ABSENCE OF LIQUID SECONDARY OPTIONS MARKET


         Reasons for the absence of a liquid secondary market on an options exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operation on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The OTC secondary market also become illiquid. The reason for this illiquidity will be market stress, not regulatory as in the case of listed options.


REGULATION OF FUTURES CONTRACTS AND OPTIONS THEREON


         The use of exchange traded futures contracts and options thereon by the Portfolios is subject to regulation by various governmental bodies, including the Securities and Exchange Commission ("SEC") and the Commodity Futures Trading Commission ("CFTC"). Each of the Portfolios has represented to the CFTC that it will use futures contracts and options on futures contracts in bona fide hedging transactions and under other circumstances permitted by the CFTC, provided that, for non-hedging transactions, it will not enter into futures contracts or options thereon for which the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options exceed 5% of the fair market value of a Portfolio's assets. The over-the-counter derivatives markets have no direct regulation. The regulators are involved in these markets as part of their oversight of the entities that are dealing in the OTC derivatives markets. For example, the Securities and Exchange Commission put SEC in quotes regulates the dealer community, and in general, the banks acting as counterparties are regulated by the Office of the Comptroller of the Currency
(OCC).

FUTURES CONTRACTS ON FIXED INCOME SECURITIES - CHARACTERISTICS AND
RISKS



         Each Portfolio (other than the Money Market Portfolio) may enter into contracts ("Futures Contracts') for the future delivery of fixed income securities. This investment technique will be used to hedge (e.g., to endeavor to protect) against anticipated future changes in interest rates or other market factors which otherwise might adversely affect the value of each Portfolio's securities.



         A "sale" of a Futures Contract means entering into a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a Futures Contract means entering into a contractual obligation to acquire the securities at a specified price on a specified date. Typically on a daily basis, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a Futures Contract may not have been issued at the time the contract was written. Each Portfolio may also use fixed-income futures to adjust currency exposure.



         Unlike the sale or purchase of a fixed income security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a Futures Contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian, State Street Bank and Trust Company, an amount of cash or U.S. Treasury obligations equal to the margin requirement specified by the futures counterparty. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. The Portfolio will be required to make funds available at the custodian to satisfy any margin calls due to adverse market moves. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying fixed income security fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a Futures Contract and the price of the underlying fixed income security has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a Futures Contract and the price of the underlying fixed income security has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position in the futures contract. During the time the Portfolio has entered into such Futures Contract the Portfolio will maintain in a segregated account with its custodian, liquid assets at least equal to the value of the contract.



         There are several risks in connection with the use of Futures Contracts by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the Futures Contract and movements in the price of the securities which are the subject of the hedge. The price of the Futures Contract may move more than or less than the price of the securities being hedged. If the price of the Futures Contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities being hedged. Conversely, the Portfolio may buy or sell fewer Futures Contracts if the historical volatility of the price of the Futures Contracts being hedged is more than the historical volatility of the securities.



         Where Futures Contracts are purchased to hedge against a possible increase in the price of fixed income securities before a Portfolio is able to invest its cash (or cash equivalents) in fixed income securities in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in fixed income securities at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the Futures Contract that is not offset by a reduction in the price of securities purchased.



         Although Futures Contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange, an identical Futures Contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded.

         A Portfolio may purchase Futures Contracts in anticipation of a significant market advance (for example due to a decline in interest rates). The purchase of a Futures Contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual fixed income securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of Futures Contracts would be terminated by offsetting sales. Similarly, Futures Contracts may be purchased to maintain the desired percentage of the Portfolio invested in fixed income securities in the event of a large cash flow into the Portfolio. As the cash flow is invested in individual fixed income securities an equivalent amount of Futures Contracts would be sold.



         A Portfolio may sell Futures Contracts in a general market decline (for example due to an increase in interest rates) that may adversely affect the aggregate market value of the fixed income securities held in the Portfolio or in anticipation of such a decline in aggregate market value. To the extent that changes in the Portfolio's market value correlate with the changes in the price of a given security, the sale of futures contracts on that fixed income security would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to the liquidation of fixed income securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of Futures Contracts to maintain the desired percentage of the Portfolio invested in fixed income securities. This would facilitate an orderly sale of individual securities and, as such sales were made, an equivalent amount of Futures Contracts would be terminated.



         A Portfolio will incur brokerage fees when it purchases or sells Futures Contracts, and it will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in interest rates is incorrect, the overall performance may be poorer than if such contracts had not been used. One risk in employing Futures Contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of price movements causing adverse changes in the value of the futures position, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the fixed income securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the fixed income securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.



         Successful use of Futures Contracts by a Portfolio is also subject to the ability to correctly predict movement in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market value of its fixed income securities and fixed income security prices increased instead, the Portfolio will lose part or all of the benefit of the increased value of its fixed income securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell fixed income securities to meet the daily variation margin requirements. Such sales of fixed income securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.



         A Portfolio will limit use of futures contracts so that the exposure of all futures contracts will not exceed 30% of its total assets. With the assistance of the Custodian, a segregated asset account will be maintained consisting of cash or liquid securities in an amount that will cover obligations with respect to Futures Contracts.



OPTIONS ON FIXED INCOME FUTURES CONTRACTS



         Each Portfolio (other than the Money Market Portfolio) may purchase and write options on Fixed Income Futures Contracts which are traded on an exchange, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. An option on a Fixed Income Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in a Fixed Income Futures Contract (a long position if the option is a call and a short position if the option is put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the Fixed Income Futures Contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the Fixed Income Futures Contract. Writing a call option would provide a partial hedge against declines in the value of the fixed income securities the Portfolio owns (but would also limit potential capital appreciation in the fixed income securities.) In addition, writing an option would provide a Portfolio with income in the form of the option premium.

         The purchase of protective put options on a Fixed Income Futures Contract is analogous to the purchase of protective puts on individual fixed income securities, where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio. Put options on Financial Futures Contracts may also be purchased to hedge a portfolio of fixed income securities.



         The purchase of a call option on a Fixed Income Futures Contract represents a means of obtaining temporary exposure to anticipated increases in the price of fixed income securities (for example due to decreases in interest rates) at limited risk. It is analogous to the purchase of a call option on an individual fixed income security which can be used as a substitute for a position in the security itself. Depending on the pricing of the option compared to either the price of the future upon which it is based, or the price of the underlying fixed income security itself, it may be less risky than the ownership of the Fixed Income Futures Contract or the underlying security. Like the purchase of a Financial Futures Contract, the Portfolio would purchase a call option on a Financial Futures Contract to hedge against an increase in the price of fixed income securities (for example, due to a decline in interest rates) when the Portfolio is not fully invested.



         As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on Fixed Income Futures Contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio may continue to be required to make daily cash payments of variation margin.



         The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on Fixed Income Futures Contracts on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on Fixed Income Futures Contract transactions are not greater than the risks in connection with Fixed Income Futures Contract transactions. Compared to the use of Fixed Income Futures Contracts, the purchase of options on Fixed Income Futures Contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a Fixed Income Futures Contract would result in a loss to the Portfolio when the use of a Fixed Income Futures Contract would not, such as when there is no movement in the level of interest rates.



WARRANTS



         A Portfolio may invest in common stock warrants, which entitle the holder to buy common stock from the issuer of the warrant at a specified price (the strike price) for a specified period of time, or index warrants, which entitle the holder to receive a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. Common stock warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. If a Portfolio were not to exercise a warrant prior to its expiration, then the Portfolio would lose the purchase price paid for the warrant.



         A Portfolio will normally use warrants in a manner similar to its use of options on securities or securities indices. The risk of a Portfolio's use of warrants are generally similar to those relating to its use of options. Unlike most options, however, warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the issuer of the warrant. Also, warrants generally have longer terms than index options. Although a Portfolio will normally invest only in exchange-listed warrants, warrants are not likely to be as liquid as certain options backed by a recognized clearing agency. To the extent such an investment is deemed to be illiquid by the Sub-Adviser, it will be subject to the Portfolio's 10% limitation on illiquid investments. In addition, the terms of warrants may limit a Portfolio's ability to exercise the warrants at such time, or in such quantities, as a Portfolio would otherwise wish to do.


STOCK INDEX FUTURES AND OPTIONS THEREON

         Each Portfolio (other than the Money Market Portfolio) may purchase and sell stock index futures contracts and options thereon as a hedge against changes in market conditions or as a substitute for purchasing or selling a security position in accordance with the strategies more specifically described below. Each of these Portfolios presently intends to limit use of futures contracts so that the aggregate market value of all futures contracts does not exceed 30% of the Portfolio's total assets.

STOCK INDEX FUTURES CHARACTERISTICS AND RISKS


         A Portfolio may purchase stock index futures contracts in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may then be purchased in a orderly fashion. As such purchases are made, an equivalent amount of stock index futures contracts would be terminated by offsetting sales. Similarly stock index futures contracts may be purchased to maintain the desired percentage of the Portfolios invested in stocks in the event of a large cash flow into the Portfolio. As cash flow is invested in individual stocks an equivalent amount of stock index futures contracts would be sold. A Portfolio may also use stock index futures may also be used to adjust country exposure.


         A Portfolio may sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the aggregate market value of the securities held in the Portfolio. To the extent that changes in the Portfolio's market value correlate with changes in a given stock index, the sale of futures contracts on that index would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of stock index futures contracts to maintain the desired percentage of the Portfolio invested in stocks. This would facilitate an orderly sale of individual stocks and, as such sales were made, an equivalent amount of stock index futures contracts would be terminated.

         A Portfolio will incur brokerage fees when it purchases or sells stock index futures contracts, and it will be required to maintain margin deposits. In addition, stock index futures contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in equity prices is incorrect, the overall performance may be poorer than if such contracts had not been used.


         Currently, stock index futures contracts can be purchased or sold with respect to several indices, including, but not limited to, the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade. Index futures contracts are also available on a number of foreign exchanges.



         Unlike the sale or purchase of a security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a stock index futures contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian an amount of cash or U.S. Treasury bills equal to the margin requirement specified by the futures counterparty. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to the increase in value of the position. Conversely, where the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio position in the futures contract.


         There are several risks in connection with the use of stock index futures in a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index future and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in a unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contract. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract.

         Where futures are purchased to hedge against a possible increase in the price of stock before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures contract and the portion of the Portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions.


         Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         The Portfolios intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity and the correlation of the index to the particular securities being hedged.

         Successful use of stock index futures by a Portfolio is also subject to the ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting stocks held in its Portfolio and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet the daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES AND RISKS

         In connection with the Portfolios' hedging strategies, each Portfolio (other than the Money Market Portfolio) may purchase and write options on stock index futures which are traded on a U.S. exchange or board of trade, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. Options on stock index futures are similar to options on stocks except that an option on a stock index future gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and short position if the option is put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. The purchase of protective put options on a stock index futures contract is analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss wold be incurred by the Portfolio. Put options on stock index futures may also be purchased to hedge a Portfolio of stocks. Writing a call option on stock index futures would provide a partial hedge against declines in the value of the securities the Portfolio owns (but would also limit potential capital appreciation in the securities). In addition, writing an option would provide a Portfolio with income in the form of the option premium.

         The purchase of a call option on a stock index future represents a means of obtaining temporary exposure to anticipated market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying stock index itself, it may be less risky than the ownership of the stock index futures or the underlying stocks. Like the purchase of a stock index future, the Portfolio would purchase a call option on a stock index future to hedge against a market advance when the Portfolio is not fully invested.

         Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future.

         As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on stock index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and, if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio would continue to be required to make daily cash payments of variation margin.

         The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on stock index futures on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transactions costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss to the Portfolio when the use of a stock index future would not, such as when there is no movement in the level of the index.

LIMITATIONS ON STOCK INDEX FUTURES AND RELATED OPTIONS TRANSACTIONS


         Each Portfolio authorized to invest in these instruments will not engage in transactions in stock index futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio. Each Portfolio authorized to invest in these instruments presently intends to limit its transactions so that the aggregate market exposure of all futures contracts does not exceed 30% of the Portfolio's total assets. In instances involving the purchase of stock index futures contracts by those Portfolios, an amount of cash or liquid securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's Custodian or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. (See "Stock Index Futures and Options

Thereon" for the Portfolios authorized to purchase and sell stock index futures contracts and options.)


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Since investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and since assets of certain Portfolios may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Portfolio values its assets daily in terms of U.S. dollars, it does conduct its foreign currency exchange transactions on a spot (e.g., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (e.g., a "forward foreign currency" contract or "forward" contract). It will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolios do not intend to speculate in foreign currency exchange rates or forward contracts, but they are permitted to make prudent investments.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

         The Portfolios may enter into forward contracts for the purpose of adjusting country exposure as a part of an overall investment strategy as a substitute for purchasing or selling a security, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date a foreign security is purchased or sold and the date on which payment is made or received. Forward contracts may be utilized when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. In this case, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.


         Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the longer term investment decisions made with regard to overall diversification strategies. However, it is important to have the flexibility to enter into such forward contracts when the best interests of the Portfolio will be served. The Custodian will maintain, in a segregated account, an amount of cash or liquid securities equal to the Portfolio's commitments under forward contracts except to the extent they are otherwise "covered." If the value of the securities declines, additional cash or securities will be segregated on a daily basis so that the value will equal the amount of the Portfolio's commitments with respect to such contracts.


         The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolios are not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. It also should be realized that this method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


         American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other forms of depositary receipts for securities of foreign issuers provide an alternative method for the Portfolios to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and GDRs, in bearer form, are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are Global receipts evidencing a similar arrangement. EDRs are receipts issued in Europe, typically by forein banks and trust companies, and evidence ownership of either foreign or domestic underlying securities.



OPTIONS ON FOREIGN CURRENCIES

         The Growth, Capital Appreciation, Growth & Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios may purchase put and call options on foreign currencies for defensive or hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Portfolio may also sell (write) covered call options on foreign currencies for defensive or hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option,, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. For a more general discussion regarding the opening and closing of options positions and the risks of these transactions, see "Call and Put Options on Securities" above.

         A call option written on a foreign currency covered by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration(or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its Custodian.

         As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

FUTURES CONTRACTS ON FOREIGN CURRENCIES

         The Portfolios may enter into foreign currency futures contract to achieve the same objectives discussed above with respect to currency forward contracts. A foreign currency futures contract is an agreement pursuant to which one party agrees to make delivery, and the other party agrees to accept delivery, of a currency at a specified price on a specified date. Although such futures contracts by their terms call for actual delivery or acceptance of a currency, in most cases the contracts are closed out before their settlement date without the making or taking of delivery. For a more general discussion regarding the opening and closing of futures contracts positions and the risks of these transactions, see "Futures Contracts on Fixed Income Securities-Characteristics and Risks" above.

         ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FUTURES CONTRACTS ON FOREIGN CURRENCIES.


         Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency options exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by:(i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.


LOANS OF PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Growth and Income Portfolio may lend portfolio securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. In lending its portfolio securities, the Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that the Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. A loan may be terminated by the borrower on one business day's notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Sub-Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

         Since voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan.

INTEREST-RATE SWAP TRANSACTIONS

         The Growth and Income Portfolio, Fixed Income Portfolio, Foreign Securities Portfolio, High Yield Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may each enter into interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as a hedge and not as a speculative investment. The risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make and will not exceed 5% of a Portfolio's net assets. The use of interest rate swaps may involve investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared to what it would have been if the investment technique was never used.



DESCRIPTION OF COMMERCIAL PAPER RATINGS

         The following descriptions of commercial paper ratings have been published by Standard and Poor's and Moody's, respectively.

         Commercial paper rated A by Standard and Poor's is regarded by Standard and Poor's as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2, and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "strong" degree of safety regarding timely payment but not as high as A-1.

         Moody's employs designations to indicate the relative repayment capacity of rated issuers as follows:

                  Prime-1                            Highest Quality
                  Prime-2                            Higher Quality



DISCOUNT BONDS, CONVERTIBLE BONDS AND PREFERRED STOCKS

         Discount bonds are bonds issued below par, or trading below par, where the yield to maturity is greater than the current yield. Zero coupon bonds are bonds which pay no current coupon, but where income is accrued during the passage of time and the bond, as a result of this accrued interest, should increase in value from purchase price to maturity value. The sale of a zero coupon bond on an interim basis, between purchase and maturity, may result in a cash gain or loss depending on market conditions; and payment of any cash return depends on the issuer's ability to meet maturity requirements on maturity date.

         Convertible bonds and preferred stocks are fixed-income instruments which provide for the regular payment of a coupon or dividend, but which also allow the holder to convert the holding into shares of the underlying common stock. Thus the valuation of prospective return of these instruments is some combination of the current yield resulting from coupon or dividend payment, and capital appreciation (or depreciation) resulting from movement of the underlying common stock and market evaluation of conversion features. Certain issuers issue bonds or preferred stocks with warrants, enabling the holder to purchase the issuer's common stock or other securities. These "synthetic convertibles" will be used when the Sub-Adviser finds the combination of current return and capital appreciation potential relatively attractive. Warrants and common stocks are intended for purchase only where fixed-income securities of the issuer are also owned or expected to be purchased by the Portfolio.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD (HIGH-RISK) BONDS

         The descriptions below are intended to supplement the material in the Prospectus under "Investment Objectives and Policies."

         SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

         PAYMENT EXPECTATIONS - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

         LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.


         INVESTMENTS VEHICLES DESIGNED TO TRACK AN INDEX

                  Consistent with its investment objectives and policies, a Portfolio may purchase interests in certain investment vehicles designed to provide investment results which correspond generally to the performance of a particular benchmark index, such as the S&P 500 Index or a Morgan Stanley Capital International (MSCI) country index. Each such investment vehicle invests substantially all of its assets in a manner designed to reproduce the composition of its benchmark index, that is, the investment vehicle tracks all of the securities composing the index and reflects each security's weighting within the index. These investment vehicles can provide exposure to a market segment or an entire foreign market though a single investment. Some investment vehicles may be deemed private investment companies exempt from registration under the Investment Company Act of 1940, as amended ("1940") pursuant to Section 3(c)7) thereof or may be registered under the 1940 Act. In either such event, the Portfolio's investment would be subject to certain limitations imposed by the 1940 Act. Interests in such investment vehicles may be purchased in institutional resale transactions exempt from registration under the Securities Act of 1933, as amended ("1933 Act") pursuant to Rule 144A thereof, and may be considered illiquid securities. As an interest holder of such investment vehicle, a Portfolio would bear, along with other holders, its pro rata portion of the expenses of such investment vehicle, including any administrative and custody expenses. These expenses would be in addition to any expenses that a Portfolio bears directly in connection with its own operations.



FURTHER INFORMATION ABOUT THE TARGET '98 PORTFOLIO

         As stated in the Prospectus, the objective of the Target '98 Portfolio is to achieve a predictable compounded investment return for a specified period of time, consistent with the preservation of capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage this Portfolio.

         If the Target '98 Portfolio held only stripped securities that were obligations of the United States Government, maturing on the Maturity Date, the compounded investment return of the Portfolio from the date of initial investment until the Maturity Date could be calculated arithmetically with a relatively high degree of accuracy. However, by (i) including stripped corporate obligations and current interest bearing debt obligations; (ii) permitting investment in highly liquid short-term debt obligations; and (iii) actively managing the Portfolio, the accuracy of the predicted investment return is reduced somewhat. The reduction in accuracy is mitigated by: targeting the maturity dates of the Portfolio's investments to its Maturity Date; purchasing call-protected securities; and performing fundamental credit analysis to reduce credit risk.

         The receipt of the current income introduces reinvestment risk. Reinvestment risk is the risk that the payments received will not be reinvested at interest rates that are as high or higher than needed to achieve the predicted compounded investment return. Because the Portfolio employs a policy of utilizing current income to meet its expenses, reinvestment risk is reduced. If the Portfolio were comprised only of zero coupon securities, principal would have to be liquidated to meet expenses, thereby compromising the objective of providing a predictable compounded investment return.

         The Sub-Adviser's goal in selecting current interest bearing debt obligations for the Portfolio is to seek to maximize call protection and to minimize the risk that the issuers of portfolio securities will default on their obligation to pay or that the securities rating will be downgraded by Moody's or Standard and Poor's. Accordingly, the Sub-Adviser intends to select investment-grade debt obligations with call protection. The Portfolio is limited to investments in obligations within the four highest categories assigned by Moody's or by Standard and Poor's. Nevertheless, credit risks cannot be completely eliminated. If an issuer defaults on its obligation to pay principal or interest, the Portfolio's value may be adversely affected.

         As stated in the Prospectus, the Portfolio is authorized to invest in dollar denominated obligations of foreign issuers or obligations or domestic issuers that trade in foreign markets. The risks of investing outside of the United States are highlighted in the Prospectus and explained herein under the following sections: Foreign Money Market Instruments, Foreign Securities and Foreign Currency Exchange Transactions.


                             INVESTMENT RESTRICTIONS

         The Trust has adopted the following restrictions relating to the investment of assets of the Money Market, Fixed Income, Government and Quality Bond, High Yield, Target '98, Growth and Income, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Except as otherwise indicated, none of the twelve Portfolios may:

         1. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or more than 25% of its total assets (taken at current value) would then be invested in a single industry with the exception of the Money Market Portfolio which intends to concentrate its investments in the banking industry, and the Natural Resources Portfolio which intends to concentrate its investments in the securities of companies in gold-related industries.

         2. Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

         3.       Make short sales of securities or maintain a short position.

         4. Purchase any security if, as a result, the Portfolio would then hold more than 10% of the outstanding voting securities of an issuer.

         5. Purchase any security, if as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) that are less than three years old.

         6. Purchase or retain securities of any company if, to the knowledge of the Trust, Officers and Trustees of the Trust and officers and directors of WMC or SAAMCo who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities.

         7. Buy or sell commodities or commodity contracts (except financial futures as described herein) or, with the exception of the Natural Resources Portfolio, real estate or interests in real estate, although a Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

         8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under certain Federal securities laws.

         9. Make investments for the purpose of exercising control or management.

         10. Purchase any security restricted as to disposition under Federal securities laws, if as a result, a Portfolio would have more than 10% of its total assets (taken at current value) invested in securities for which market quotations are not readily available and in repurchase agreements with a maturity of longer than seven days.

         11. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, with the exception of the Natural Resources Portfolio.

         12. With the exception of the Natural Resources Portfolio, invest in interests in oil, gas or other mineral exploration or development programs, although to the extent consistent with its investment objectives and policies, a Portfolio may invest in the publicly traded securities of companies which invest in or sponsor such programs.

         13. Make loans, except through (a) the purchase of bonds, debt obligations such as GNMA securities, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions (subject to the limitation in paragraph 11 above); and (b) repurchase agreements (subject to the limitation in paragraph 11 above). The purchase of a portion of an issue of securities described under (a) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making a loan.

         14. Borrow money or pledge Portfolio assets except for temporary or emergency purposes and then only in an amount not in excess of 10% of the value of its assets in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the value of the assets, except with respect to the Foreign Securities Portfolio or Natural Resources Portfolio which may borrow money or pledge its assets in an amount not in excess of 20% of the value of its assets. No more than 5% of the assets of each Portfolio may be borrowed from non-banks. (Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit of U.S. Treasury bills in escrow in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Trust's Custodian or in a margin account with a broker in connection with futures, or related options transactions or in connection with the writing of call and put options in spread transactions, is deemed to be a pledge.)

         15. Write, purchase or sell puts, calls or combinations thereof on stocks, except as described under Investment Objectives and Policies with respect to the Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios.


                        SUNAMERICA ASSET MANAGEMENT CORP.

         SunAmerica Asset Management Corp. ("SAAMCo"), The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, has been retained pursuant to an Investment Advisory and Management Agreement (the "Advisory Agreement") to supervise the management and investment programs of the Foreign Securities,Capital Appreciation, Growth, Natural Resources, Growth and Income, High Yield, Target '98, Fixed Income, Government and Quality Bond, Strategic Multi-Asset, Multi-Asset, and Money Market Portfolios of the Trust.





         SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds, pension funds, and related assets and programs offered by the affiliated companies of SunAmerica Inc. SAAMCo also provides investment advice to individual companies and clients. As of December 31, 1997, SAAMCo, advise and/or administer in excess of 12 billion of assets. SAAMCo provides investment advisory services, office space, and other facilities for the management of the Trust's affairs, and pays all compensation of officers and Trustees of the Trust who are "interested persons" of SAAMCo. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of disinterested Trustees of the Trust, except those affirmatively undertaken by SAAMCo or WMC.


         The Advisory Agreement provides that SAAMCo shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: the compensation of the Trustees (other than those affiliated with SAAMCo or WMC), the charges and expenses of independent accountants, legal counsel, expenses of registering or qualifying shares for sale, any transfer or dividend disbursing agent, any registrar of the Trust, the Custodian (including fees for safekeeping of securities), costs of calculating net asset value, all costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Trust, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, miscellaneous expenses and all taxes and fees to Federal, state or other governmental agencies.

         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.


         The Advisory Agreement continues in effect from year to year, in accordance with its terms, only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust. The Advisory Agreement may be terminated, as to any Portfolio named therein at any time, without the payment of any penalty, by the Trustees or by a vote of a majority of the outstanding shares of the Trust or of any Portfolio of the Trust, on not less than thirty
(30) days or more than sixty (60) days' prior written notice to SAAMCo, or by SAAMCo, on ninety (90) days' prior written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment.



         Under the terms of the Advisory Agreement, SAAMCo is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         With respect to the investment advisory fees, SAAMCo has agreed to waive its fees to the extent necessary so that the fees actually collected reflect the fee schedules set forth below at the following annual percentages of each portfolio's average daily net assets (other than the Natural Resources Portfolio, for which no fee waiver is in effect):

                                 AVERAGE DAILY                      MANAGEMENT
PORTFOLIO                         NET ASSETS                           FEE
---------                        -------------                      ----------
Foreign Securities              $0-$100 million                        .900%
                                > $100 million                         .825%


                                       > $250 million                            .750%
                                       > $500 million                            .700%

Capital Appreciation                   $0-$100 million                           .750%
                                       > $100 million                            .675%
                                       > $250 million                            .625%
                                       > $500 million                            .600%

Growth                                 $0-$250 million                           .750%
                                       > $250 million                            .675%
                                       > $500 million                            .600%

Growth and Income                      $0-$100 million                           .700%
                                       > $100 million                            .650%
                                       > $250 million                            .600%
                                       > $500 million                            .575%

Strategic Multi-Asset,
Multi-Asset                            $0-$200 million                          1.000%
                                       > $200 million                            .875%
                                       > $500 million                            .800%

High Yield                             $0-$250 million                           .700%
                                       > $250 million                            .575%
                                       > $500 million                            .500%

Target '98                             $0-$100 million                           .625%
                                       > $100 million                            .570%
                                       > $250 million                            .525%
                                       > $500 million                            .500%

Government & Quality Bond,
Fixed Income                           $0-$200 million                           .625%
                                       > $200 million                            .575%
                                       > $500 million                            .500%


                                                              AVERAGE DAILY                   MANAGEMENT
PORTFOLIO                                                      NET ASSETS                        FEE
---------                                                     -------------                   ----------

Money Market                                                 $0-$150 million                    .500%


                                                             > $150 million                     .475%
                                                             > $250 million                     .450%
                                                             > $500 million                     .425%

         The following table sets forth the total advisory fees earned by the Adviser from each Portfolio pursuant to the Advisory Agreement for the fiscal years ended December 31, 1997, 1996, and 1995.


                                  ADVISORY FEES

            FUND                         1997             1996             1995
            ----                         ----             ----             ----
Foreign Securities Portfolio          $  404,182       $  473,257       $  525,490
Capital Appreciation Portfolio        $4,366,046       $3,030,849       $1,992,705
Growth Portfolio                      $3,049,207       $2,393,836       $2,044,069
Natural Resources Portfolio           $  380,856       $  302,086       $  195,327
Growth and Income Portfolio           $  280,911       $  220,009       $  229,671
Strategic Multi-Asset Portfolio       $  563,207       $  597,679       $  640,025
Multi-Asset Portfolio                 $1,501,407       $1,569,359       $1,671,735
High Yield Portfolio                  $  286,254       $  313,621       $  346,773
Target '98 Portfolio                  $   55,542       $   72,086       $   98,847
Fixed Income Portfolio                $  124,001       $  152,430       $  174,815
Government and Quality Bond
Portfolio                             $1,364,101       $1,392,653       $1,346,394
Money Market Portfolio                $  383,800       $  432,146       $  569,193

---------------------------------------------------


                           PERSONAL SECURITIES TRADING

         The Trust and the Adviser have adopted a written Code of Ethics (the "Code of Ethics") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code of Ethics is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel.

         Finally, the Sub-Adviser has adopted a written Code of Ethics, the provisions of which are materially similar to those in the Adviser's Code of Ethics, and has undertaken to comply with the provisions of the Adviser's Code of Ethics to the extent such provisions are more restrictive. Further, the Sub-Adviser reports to the Adviser, on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser.


                          WELLINGTON MANAGEMENT COMPANY


         Wellington Management Company, LLP serves as Sub-Adviser to all of the Portfolios of the Trust, pursuant to the Sub-Advisory Agreement with SAAMCo. (See "Wellington Management Company, LLP" in the Prospectus for additional information concerning the Sub-Adviser.) Under the Sub-Advisory Agreement, the Sub-Adviser manages the investment and reinvestment of each of the Portfolios. The Sub-Adviser is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Sub-Adviser's fee.



         The Sub-Advisory Agreement continues in effect from year to year, in accordance with its terms, only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust. The Sub-Advisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The sub- advisory agreement may be terminated at anytime, without penalty, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, by the adviser or not less than 30 nor more than 60 days written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days written notice to the Adviser and the Trust. Under the terms of the Sub-Advisory Agreement, the Sub-Adviser is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.



         The following table sets forth the total sub-advisory fees received by WMC, as reported to the Trust by SAAMCo, for each Portfolio pursuant to the Sub-Advisory Agreement for the fiscal years ended December 31, 1997, 1996, and 1995.


                                SUB-ADVISORY FEES

          FUND                           1997             1996            1995

Foreign Securities Portfolio          $  179,429       $  206,599       $223,066
Capital Appreciation Portfolio        $1,429,761       $1,057,476       $736,837
Growth Portfolio                      $  910,003       $  766,639       $637,763
Natural Resources Portfolio           $  175,784       $  140,974       $ 91,152
Growth and Income Portfolio           $  130,423       $  102,147       $106,633
Strategic Multi-Asset Portfolio       $  162,641       $  169,536       $178,005
Multi-Asset Portfolio                 $  299,772       $  310,404       $325,760
High Yield Portfolio                  $  122,680       $  134,409       $148,328
Target '98 Portfolio                  $   19,995       $   25,951       $ 35,585
Fixed Income Portfolio                $   44,640       $   54,875       $ 62,934
Government and Quality Bond
Portfolio                             $  294,844       $  299,809       $291,764
Money Market Portfolio                    57,570       $   64,822       $ 85,379



                       OFFICERS AND TRUSTEES OF THE TRUST

         The following table lists the Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years. The SunAmerica Mutual Funds consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and Style Select Series, Inc. An asterisk indicates those Trustees who may be deemed to be "interested persons" of the Trust as that term is defined in the 1940 Act.

                                            Position                   Principal Occupations
Name, Age and Address                       with the Fund              During Past 5 Years
---------------------                       -------------              -------------------

S. James Coppersmith, 64                    Trustee                    Formerly, President and
7 Elmwood Road                                                         General Manager, WCVB-TV,a
Marblehead, MA  01945                                                  division of the Hearst
                                                                       Corporation from 1982 to
                                                                       1994 (retired);
                                                                       Director/Trustee of the
                                                                       SunAmerica Mutual Funds.

Samuel M. Eisenstat, 56                     Trustee and                Attorney in private
430 East 86 Street                          Chairman of                practice; Trustee of RPS
New York, NY  10028                         the Board                  Realty Trust since
                                                                       December 1988;
                                                                       Director of Volt Information

                                                                       Sciences Funding, Inc., subsidiary of Volt
                                                                       Information Sciences, Inc. since October 1993;
                                                                       Director/Trustee and Chairman of the Boards of
                                                                       the SunAmerica Mutual Funds.

Stephen J. Gutman, 53                       Trustee                    Chairman of the Board, Chief Operating and
340 East 79 Street                                                     Executive Officer of Beau Brummel Casuals
New York, NY  10021                                                    Limited, Inc., a menswear special retailer
                                                                       since May 1989; Director/Trustee of the
                                                                       SunAmerica Mutual Fundsl

Peter A. Harbeck*, 44                       Trustee and                President, SAAMCo
The SunAmerica Center                       President                  and SunAmerica Capital
733 Third Avenue                                                       Services, Inc. ("SACS")
New York, NY 10017-3204                                                since August, 1995; Director and Chief
                                                                       Operating Officer of SAAMCo and President of
                                                                       SunAmerica Fund Services, Inc., ("SAFS")
                                                                       since May 1988; President of SunAmerica
                                                                       Mutual Funds; Executive Vice President of
                                                                       SAAMCo, from May 1988 to August 1995;
                                                                       Executive Vice President, SACS, from
                                                                       November 1991 to August 1995; and Director,
                                                                       Resources Trust Company.


Peter C. Sutton, 33                         Treasurer                  Vice President, SAAMCo,
The SunAmerica Center                                                  since September 1994;
733 Third Avenue                                                       Treasurer, SunAmerica
New York, NY 10017-3204                                                Mutual Funds (since
                                                                       February 1996 and Style
                                                                       Select Series, Inc. since
                                                                       September 1996; Vice
                                                                       President, SunAmerica
                                                                       Series Trust and Anchor
                                                                       Pathway Fund, since
                                                                       October 1994; Controller,
                                                                       SunAmerica Mutual Funds
                                                                       (March 1993 - February 1996) and
                                                                       Assistant

                                                                       Controller, SunAmerica Mutual
                                                                       Funds(1990-1993).

Robert M. Zakem, 40                         Secretary                  Senior Vice President and
The SunAmerica Center                                                  General Counsel of SAAMCo,
733 Third Avenue                                                       since April 1993; Executive Vice President and
New York, NY 10017-3204                                                Director, SACS, since February 1993; and
                                                                       Vice President of SAFS, since January 1994;
                                                                       Formerly, Vice President and Associate
                                                                       General Counsel, SAAMCo, from March 1992 to
                                                                       April 1993; Associate, Piper & Marbury from
                                                                       1989 to 1992.


         Each of the non-affiliated Trustees is entitled to compensation from the Trust consisting of an annual fee of $20,000 in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Board of the Trust. These expenses are allocated on the basis of the relative net assets of each Portfolio. Officers are compensated by SAAMCo or its affiliates and receive no compensation from the Trust.

         In addition, each non-affiliated Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SunAmerica Mutual Funds and the Trust. With respect to the Trust, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust. The Trust also has a Nominating Committee, comprised solely of non-affiliated Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

         The Trustees (and Directors) of the SunAmerica Mutual Funds and the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if a non-affiliated Trustee who has at least 10 years of consecutive service as a non-affiliated Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause
(i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.


         As of March 2, 1998, the Trustees and officers of the Trust owned in the aggregate, less than 1% of the Trust's total outstanding shares.


         The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended December 31, 1997. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.


                               COMPENSATION TABLE

                         AGGREGATE                 PENSION OR              ESTIMATED               TOTAL
                         COMPENSATION              RETIREMENT              ANNUAL                  COMPENSATION
                         FROM                      BENEFITS                BENEFITS                FROM
                         REGISTRANT                ACCRUED AS              UPON                    REGISTRANT
                                                   PART OF                 RETIREMENT              AND FUND
TRUSTEE                                            FUND                                            COMPLEX PAID
                                                   EXPENSES*                                       TO TRUSTEES*
-------                  ------------              ---------               ----------              ------------
S. James                 $22,142                   $38,332                 29,670                  $65,000
Coppersmith
Samuel M.                $24,142                   $33,740                 46,089                  $65,000
Eisenstat
Stephen J.               $22,142                   $34,875                 60,912                  $65,000
Gutman

 * Information is as of December 31, 1997 for the five investment companies in the complex which pay fees to these directors/trustees. The complex consists of the SunAmerica Mutual Funds and Anchor Series Trust.


                                    CUSTODIAN

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts is the Custodian of the Trust. As Custodian, State Street holds all securities and cash owned by the Trust, and receives for the Trust all payments of income, payments of principal or capital distribution received by it with respect to securities owned by the Trust and receives the payment for the shares issued by the Trust. The Custodian releases and delivers securities and cash upon proper instructions from the Trust.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, serves as independent accountants to the Trust and, in that capacity, audits the annual financial statements of the Trust.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         All purchase and sale orders of securities for the Portfolios are placed on behalf of the Trust by the Sub-Adviser. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then the Portfolio may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

         Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Sub-Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

         The Trust reserves the right to effect portfolio transactions through broker-dealers affiliated with the Adviser, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by affiliated brokers are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. The Adviser, subject to applicable laws and regulations, may also consider the willingness of particular brokers to sell the Variable Contracts as a factor in the selection of brokers for its portfolio transactions.

         Brokers may be selected to provide brokerage or research services to the Trust or other accounts over which WMC or SAAMCo exercises investment discretion. Such service may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

         The receipt of research from brokers may be useful in rendering investment management services to the Trust and other clients of WMC and SAAMCo; conversely, such information provided by brokers who have executed transaction orders on behalf of other clients may be useful in carrying out obligations to the Trust. The receipt of such research will not be substituted for independent research and the expenses of WMC or SAAMCo will not necessarily be reduced as a result of the receipt of such supplemental information. The Sub-Adviser may effect individual securities transactions at commission rates in excess of the minimum commission rates available, if WMC determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker or dealer, viewed in terms of either that particular transaction or WMC's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         Some securities considered for investment by the Trust may also be appropriate for other clients served by the Sub-Adviser. There may be occasions when the Trust and one or more of the other clients advised by WMC will find themselves contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with an allocation policy, which has been reviewed by the Board of Trustees and considered to be equitable to the portfolios involved. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. However, it is the judgment of the Board of Trustees of the Trust that the desirability of its advisory arrangement with SAAMCo and the sub-advisory arrangement with WMC outweighs any disadvantages that may result from such contemporaneous transactions.

         The Board of Trustees periodically reviews performance of responsibilities in connection with the placement of portfolio transactions on behalf of the Trust and reviews the prices and commissions, if any, paid by the Trust to determine if they are reasonable in relation to the benefits to the Trust.


                  The following tables set forth the aggregate brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers for such Portfolios for the fiscal years ended December 31, 1997, 1996, and 1995.


                           1997 BROKERAGE COMMISSIONS

                                                                  PERCENTAGE OF
                                                 AMOUNT           COMMISSIONS
                             AGGREGATE          PAID TO             PAID TO
                             BROKERAGE         AFFILIATED          AFFILIATED
     PORTFOLIO              COMMISSIONS      BROKER-DEALERS          BROKER
     ---------              -----------      --------------       -------------
Growth Portfolio               $270,013         $    250             0.09%

Strategic Multi-Asset
Portfolio                      $110,345         $    420             0.38%

Multi-Asset Portfolio          $113,205                0                0

Capital Appreciation
Portfolio                      $948,818         $ 20,400             2.15%

Foreign Securities             $213,438                0                0
Portfolio

Natural Resources              $ 82,069                0                0
Portfolio

Growth and Income              $ 34,572                0                0
Portfolio

High Yield Portfolio           $    351                0                0

Fixed Income Portfolio         $      9                0                0



                           1996 BROKERAGE COMMISSIONS


                                                            AMOUNT                 PERCENTAGE OF
                                   AGGREGATE               PAID TO                COMMISSIONS PAID
                                   BROKERAGE              AFFILIATED               TO AFFILIATED
 PORTFOLIO                        COMMISSIONS           BROKER/DEALERS                 BROKER
 ---------                        -----------           --------------                 ------

Growth Portfolio                   $357,209                $6,310                      1.8%


Strategic Multi-Asset
Portfolio                            $117,865         $ 3,963         3.4%
Multi-Asset Portfolio                $107,911         $   750         0.7%
Capital Appreciation
Portfolio                            $655,271         $25,962         4.0%
Natural Resources Portfolio          $ 84,830         $ 1,300         1.5%
Growth and Income Portfolio          $ 39,598         $    12         0.0%
Foreign Securities Portfolio         $248,098         $   552         0.2%




                           1995 BROKERAGE COMMISSIONS



                                                  AMOUNT            PERCENTAGE OF
                              AGGREGATE          PAID TO          COMMISSIONS PAID
                              BROKERAGE         AFFILIATED          TO AFFILIATED
 PORTFOLIO                   COMMISSIONS      BROKER-DEALERS           BROKER
 ---------                   -----------      --------------      ----------------
Growth Portfolio                $690,845           $ 49,609                7.2%
Strategic Multi-Asset
Portfolio                       $ 85,024           $  3,341                3.9%
Multi-Asset Portfolio           $ 55,803           $  6,145               11.0%
Capital Appreciation
Portfolio                       $378,644           $ 35,445                9.4%
Natural Resources               $ 39,262           $ 21,897               55.8%
Portfolio




                               PORTFOLIO TURNOVER

         Although the Portfolios, except for the Money Market Portfolio, do not invest for short-term trading purposes, Portfolio securities may be sold from time to time without regard to the length of time they have been held. A Portfolio's turnover rate is the percentage computed by dividing the lesser of Portfolio purchases or sales (excluding all securities whose maturities at acquisition were one year or less) by the average value of the Portfolio (excluding all securities whose maturities at acquisition were one year or less). To the extent a Portfolio has a higher portfolio turnover rate (e.g., over 100%), brokerage commissions and other transaction costs, which are borne directly by the Portfolio, will be correspondingly higher. See the Financial Highlights table in the Prospectus for Portfolio Turnover Rates.

                                 NET ASSET VALUE

         Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading in the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such Portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

         The net asset value of a share of each Portfolio is calculated by adding the value of all securities and other assets, deducting its accrued liabilities, and dividing the remainder by the number of shares outstanding. Except with respect to securities held by the Money Market Portfolio securities of each Portfolio are valued as follows: Equity securities which are traded on domestic stock exchanges, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the closing bid price or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities, which are traded both in the over-the-counter market and on a stock exchange, are valued according to the broadest and most representative market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities, other than GNMA securities, with maturities of sixty (60) days or less will be valued at amortized cost.

FOREIGN SECURITIES PORTFOLIO

         The Portfolio's securities are valued by appraising securities at the last sale price, or, if no sale, at the closing bid price, if traded on an exchange, and if not so traded, on the basis of closing over-the-counter bid prices, if available. Dividend income from portfolio securities is recorded on the ex-dividend date, except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the dividend after the ex-dividend date.

         Valuations of foreign securities are furnished by a quotation service and are already translated into U.S. dollars. The methods used by the quotation service and the quality of valuations so established are reviewed by officers of the Trust under the general supervision of the Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations that mature in 60-days or less are valued at amortized cost, provided that such value constitutes fair value as determined in good faith by the Board of Trustees.

         Generally, all trading in foreign securities, as well as corporate bonds, U.S. Government securities, money market instruments, and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of any such securities held by the Portfolio are determined as of such times for the purpose of computing the net asset value. The procedures set forth above need not be used to determine the value of debt securities owned by the Trust if, in the opinion of the Board of Trustees, some other method (e.g., based on closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such debt securities. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. If an extraordinary event occurs, which is expected to materially affect the value of a security, then the security will be valued at fair value as determined in good faith under the direction of the Trustees.

MONEY MARKET PORTFOLIO

         Securities of the Money Market Portfolio are valued by the amortized cost method Pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Portfolio would receive if it sold the securities.

         The use of this valuation method is continuously reviewed and the Board of Trustees will make such changes as may be necessary to assure that the assets of the Portfolio are valued fairly as determined by the Trustees in good faith, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Portfolio limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by at least one major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Portfolio to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

         It is the normal practice of the Portfolio to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Portfolio will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be higher than if the valuation was based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be lower than if the valuation was based upon market prices and estimates.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


         Each Portfolio is qualified and intends to remain qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from the sales or other disposition of securities, dividends, interest, proceeds from loans of stock or securities and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's net assets and to not more than 10% of the voting securities of any one issuer (other than government securities) and (ii) not more than 25% of the Portfolio's assets is invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer.




         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.


         It is the Trust's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio (including fees payable to SAAMCo). Net investment income of the Money Market Portfolio consists of (i) interest accrued or discount earned; (ii) plus or minus all realized gains and losses on the Portfolio securities; (iii) less the estimated expenses of the Portfolio applicable to that dividend period.

         Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the respective Portfolio. Dividends from the Growth, Fixed Income, Capital Appreciation, Foreign Securities, Growth and Income, Multi-Asset, Strategic Multi-Asset, Government and Quality Bond, High Yield, Natural Resources and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.

         All net realized capital gains of each Portfolio of the Trust, if any, are declared and distributed annually to the shareholders of the Portfolio to which such gains are attributable.


         At December 31, 1997, the Fixed Income Portfolio, High Yield Portfolio, Money Market Portfolio and Target '98 Portfolio had capital loss carry forwards of $1,598,757, $9,486,051, $632, and $270,582, respectively, which are available to the extent not utilized to offset future gains from 1998 through 2004. The utilization of such losses will be subject to annual limitations under the Code and the regulations thereunder.

                               GENERAL INFORMATION

         Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notices of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust, and also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                               OWNERSHIP OF SHARES

         As of the date of this Statement of Additional Information, shares of the Trust are offered only to the separate accounts of the Life Companies. In turn, these separate accounts fund variable annuity contracts and variable life insurance policies issued by those insurance companies.


                              FINANCIAL STATEMENTS


         Set forth following this Statement of Additional Information are the financial statements of the Trust with respect to the fiscal year ended December 31, 1997.

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES -- 100.5%                                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    BANK NOTES -- 14.3%
                    Bank of Nova Scotia 5.83% due 10/02/98................................   $ 2,000,000    $ 1,997,512
                    Bankers Trust Co. 6.01% due 12/10/98..................................     2,000,000      2,000,180
                    Chase Manhattan Bank 5.75% due 2/11/98................................     2,000,000      2,000,000
                    International Nederlanden Bank 5.84% due 3/09/98......................     2,000,000      2,000,073
                    Regions Bank 5.82% due 4/17/98........................................     2,000,000      2,000,102
                                                                                                            -----------
                    TOTAL BANK NOTES (cost $9,997,867)....................................                    9,997,867
                                                                                                            -----------
                    COMMERCIAL PAPER -- 63.9%
                    American General Finance Corp. 5.60% due 2/25/98......................     2,000,000      1,982,889
                    Archer Daniels Midland Co. 5.69% due 2/26/98..........................     2,300,000      2,279,643
                    Associates Corp. of North America 5.58% due 2/24/98...................     2,000,000      1,983,260
                    BCI Funding Corp. 5.73% due 2/25/98...................................     2,300,000      2,279,865
                    Beneficial Corp. 5.58% due 2/24/98....................................     2,000,000      1,983,260
                    Chevron Transport Corp. 5.70% due 2/13/98.............................     2,500,000      2,482,979
                    Eureka Securitization Inc. 5.75% due 3/10/98..........................     2,000,000      1,978,278
                    FINA Oil & Chemical Co. 5.75% due 3/26/98.............................     2,500,000      2,466,458
                    Ford Motor Credit Europe PLC 5.68% due 2/26/98........................     2,500,000      2,477,911
                    General Motors Acceptance Corp. 5.71% due 2/25/98.....................     2,500,000      2,478,191
                    Government Development Bank for Puerto Rico 5.70% due 2/09/98.........     2,000,000      1,987,650
                    Montana Blanc Capital Corp. 5.85% due 2/25/98.........................     2,500,000      2,477,656
                    Morgan (J.P.) & Co., Inc. 5.70% due 4/15/98...........................     2,500,000      2,458,833
                    Morgan Stanley Group, Inc. 5.78% due 2/17/98..........................     2,500,000      2,481,135
                    Nationsbank Corp. 5.67% due 3/20/98...................................     2,500,000      2,469,288
                    New York Life Capital Corp. 5.68% due 2/27/98.........................     1,300,000      1,288,309
                    Prudential Funding Corp. 5.55% due 1/20/98............................     2,000,000      1,994,142
                    Sears Roebuck Acceptance Corp. 5.62% due 2/25/98......................     2,400,000      2,379,393
                    Svenska Handelsbanken 5.54% due 1/12/98...............................     2,200,000      2,196,276
                    Texaco, Inc. 5.75% due 3/13/98........................................     2,500,000      2,471,649
                                                                                                            -----------
                    TOTAL COMMERCIAL PAPER (cost $44,597,065).............................                   44,597,065
                                                                                                            -----------
                    CORPORATE SHORT-TERM NOTES -- 7.2%
                    Bank of America National Association 5.65% due 1/16/98(1).............     3,000,000      2,999,582
                    Peoples Security Life Insurance Co. 5.88% due 2/01/98(1)..............     2,000,000      2,000,000
                                                                                                            -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $4,999,582)....................                    4,999,582
                                                                                                            -----------
                    U.S. GOVERNMENT & AGENCIES -- 14.3%
                    Student Loan Marketing Association 5.62% due 1/20/98(1)
                      (cost $10,000,000)..................................................    10,000,000     10,000,000
                                                                                                            -----------
                    TOTAL SHORT-TERM SECURITIES (cost $69,594,514)........................                   69,594,514
                                                                                                            -----------

                                                           ---------------------

                                                                                              PRINCIPAL
                     REPURCHASE AGREEMENT -- 0.8%                                              AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $540,000).....................................................   $   540,000    $   540,000
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $70,134,514)                         100.5%                   70,134,514
                    Liabilities in excess of other assets --                         (0.5)                     (330,333)
                                                                                    ------                  -----------
                    NET ASSETS --                                                   100.0%                  $69,804,181
                                                                                    ======                  ===========


              -----------------------------
              (1) Variable rate security -- the rate reflected is as of December
                  31, 1997; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 98.2%                                                      AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
                    Argo-Tech Corp. 8.63% 2007*............................................   $   30,000    $    29,925
                    K & F Industries, Inc. 9.25% 2007*.....................................        5,000          5,125
                    Moog, Inc., Class B 10.00% 2006........................................       25,000         27,500
                                                                                                            ------------
                                                                                                                 62,550
                                                                                                            ------------
                    AUTOMOTIVE -- 0.4%
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,875
                    Johnstown America Industries, Inc. 11.75% 2005.........................       30,000         32,925
                    Key Plastics, Inc., Class B 10.25% 2007................................       15,000         15,900
                                                                                                            ------------
                                                                                                                 76,700
                                                                                                            ------------
                    CABLE -- 1.2%
                    Lenfest Communications, Inc. 8.38% 2005................................       25,000         25,688
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       25,000         27,437
                    Tele-Communications, Inc. 9.25% 2002...................................      150,000        164,650
                                                                                                            ------------
                                                                                                                217,775
                                                                                                            ------------
                    CHEMICALS -- 0.4%
                    Huntsman Corp. 9.50% 2007*.............................................       15,000         15,750
                    Pioneer Americas Acquisition Corp., Class B 9.25% 2007.................       20,000         20,000
                    Sovereign Specialty Chemicals, Inc. 9.50% 2007*........................        5,000          5,138
                    Texas Petrochemicals Corp. 11.13% 2006.................................       25,000         27,000
                                                                                                            ------------
                                                                                                                 67,888
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 3.1%
                    Benedek Communications Corp. zero coupon 2006 (1)......................       35,000         26,250
                    Chancellor Radio Broadcasting Co. 8.13% 2007*..........................       25,000         24,500
                    EchoStar DBS Corp. 12.50% 2002.........................................       25,000         27,312
                    Granite Broadcasting Corp. 10.38% 2005.................................       25,000         26,188
                    Jacor Communications Co. 8.75% 2007....................................       10,000         10,250
                    MobileMedia Corp. 9.38% 2007+(3).......................................       50,000          5,750
                    News America Holdings, Inc. 9.25% 2013.................................      300,000        357,327
                    Nextel Communications, Inc. zero coupon 2007*(1).......................       60,000         36,825
                    Plitt Theaters, Inc. 10.88% 2004.......................................       15,000         16,219
                    Sullivan Graphics, Inc. 12.75% 2005....................................       20,000         20,200
                    Young Broadcasting, Inc. 9.00% 2006....................................       25,000         25,000
                                                                                                            ------------
                                                                                                                575,821
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 2.0%
                    Collins & Aikman Corp. 11.50% 2006.....................................       25,000         28,094
                    Ford Motor Co. 9.00% 2001..............................................      250,000        272,293
                    LDM Technologies, Inc., Class B 10.75% 2007............................       20,000         21,700
                    Pillowtex Corp. 9.00% 2007*............................................        5,000          5,106
                    Standard Pacific Corp. 8.50% 2007......................................       15,000         14,981
                    Walbro Corp. 9.88% 2005*...............................................       20,000         20,300
                                                                                                            ------------
                                                                                                                362,474
                                                                                                            ------------
                    CONSUMER STAPLES -- 0.2%
                    Revlon Worldwide Parent Ciro, Class B zero coupon 2001.................       40,000         27,900
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 1.9%
                    Cross Timbers Oil Co., Class B 9.25% 2007..............................   $   30,000    $    31,200
                    Energy Corp. America, Class A 9.50% 2007...............................       20,000         20,000
                    Newfield Exploration Co. 7.45% 2007*...................................       35,000         35,514
                    Petroleos Mexicanos 8.85% 2007.........................................       40,000         39,627
                    Plains Resources, Inc., Class B 10.25% 2006............................       50,000         53,875
                    YPF Sociedad Anonima 8.00% 2004........................................      160,000        165,227
                                                                                                            ------------
                                                                                                                345,443
                                                                                                            ------------
                    FINANCE -- 20.0%
                    Abbey National First Capital 8.20% 2004................................      250,000        273,482
                    Amerus Capital I 8.85% 2027............................................      150,000        159,921
                    Banponce Financial Corp. 6.75% 2001....................................      300,000        302,901
                    Credit National 7.00% 2005.............................................      190,000        189,525
                    Dime Capital Trust I, Series A 9.33% 2027..............................      150,000        169,674
                    Export-Import Bank Korea 6.38% 2006....................................      250,000        178,390
                    Japan Finance Corp. Municipal Enterprises 9.13% 2000...................      400,000        430,084
                    KFW International Finance, Inc. 9.13% 2001.............................      400,000        436,032
                    Ohio National Life Insurance Co. 8.50% 2026*...........................      200,000        223,548
                    Pindo Deli Finance Mauritius Ltd. 10.75% 2007*.........................       10,000          8,575
                    Security Benefit Life Co. 8.75% 2016*..................................      200,000        224,572
                    Sun Canada Financial Co. 7.25% 2015*...................................      300,000        315,255
                    Tembec Finance Corp. 9.88% 2005........................................       30,000         30,600
                    United States Bancorp Oregon 7.50% 2026................................      400,000        432,440
                    US West Capital Funding, Inc. 6.95% 2037...............................      250,000        257,518
                    Western Financial Savings Bank 8.88% 2007..............................       25,000         24,125
                                                                                                            ------------
                                                                                                              3,656,642
                                                                                                            ------------
                    FOOD & LODGING -- 0.1%
                    Del Monte Foods Co. zero coupon 2007*(1)...............................       25,000         14,406
                                                                                                            ------------
                    GAMING -- 0.4%
                    Argosy Gaming Co. 13.25% 2004..........................................       20,000         20,900
                    Hollywood Casino, Inc. 12.75% 2003.....................................       25,000         26,812
                    Riviera Holdings Corp. 10.00% 2004*....................................       25,000         24,813
                                                                                                            ------------
                                                                                                                 72,525
                                                                                                            ------------
                    HEALTHCARE -- 3.1%
                    Allegiance Corp. 7.00% 2026............................................      350,000        361,287
                    Owens & Minor, Inc. 10.88% 2006........................................       50,000         55,500
                    Tenet Healthcare Corp. 7.88% 2003......................................      120,000        121,500
                    Vencor, Inc. 8.63% 2007................................................       30,000         29,925
                                                                                                            ------------
                                                                                                                568,212
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 6.2%
                    Cincinnati Milacron, Inc. 7.88% 2000...................................      150,000        153,570
                    Clark Schwebel, Inc. 10.50% 2006.......................................       10,000         10,863
                    Columbia University Trustees 8.62% 2001................................      500,000        537,020
                    Comcast Cable Communications 8.50% 2027................................      150,000        176,229
                    Elgin National Industries, Inc. 11.00% 2007*...........................       20,000         20,700
                    International Wire Group, Inc., Class B 11.75% 2005....................       15,000         16,387
                    Neenah Corp., Class B 11.13% 2007......................................       10,000         10,975
                    Park Ohio Industries, Inc. 9.25% 2007*.................................       20,000         20,300
                    Petroliam Nasional Bhd 7.13% 2005*.....................................      200,000        190,760
                    Scotsman Group, Inc. 8.63% 2007........................................        5,000          5,019
                                                                                                            ------------
                                                                                                              1,141,823
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Advanced Micro Devices, Inc. 11.00% 2003...............................   $   25,000    $    26,750
                    Concentric Network Corp. Delaware 12.75% 2007*.........................        5,000          5,137
                    Decision Holdings Corp. zero coupon 2008(1)............................       10,000          6,500
                    Fairchild Semiconductor Corp. 10.13% 2007..............................       25,000         26,250
                    Iron Mountain, Inc. 8.75% 2009*........................................       10,000         10,250
                                                                                                            ------------
                                                                                                                 74,887
                                                                                                            ------------
                    METALS & MINERALS -- 0.3%
                    A.K. Steel Corp. 9.13% 2006............................................       15,000         15,338
                    Acindar Industria Argentina de Aceros SA 11.25% 2004...................       10,000          9,825
                    Hylsa SA de CV 9.25% 2007*.............................................       25,000         24,937
                                                                                                            ------------
                                                                                                                 50,100
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.7%
                    Republic of Argentina 11.00% 2006......................................      230,000        247,250
                    Republic of Columbia 7.25% 2004........................................      180,000        171,450
                    Republic of Lithuania 7.13% 2002*(2)...................................       70,000         66,325
                                                                                                            ------------
                                                                                                                485,025
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.3%
                    Grupo International Durango SA de CV 12.63% 2003.......................       25,000         27,938
                    Repap New Brunswick, Inc. 10.63% 2005..................................       25,000         23,750
                    Silgan Holdings Corp. 9.00% 2009.......................................       10,000         10,225
                                                                                                            ------------
                                                                                                                 61,913
                                                                                                            ------------
                    RETAIL -- 1.3%
                    Guitar Center Management Co., Inc. 11.00% 2006.........................       17,000         18,721
                    J Crew Group, Inc. zero coupon 2008*(1)................................       15,000          7,013
                    Penney (J.C.) Co., Inc. 7.40% 2037.....................................      200,000        219,110
                                                                                                            ------------
                                                                                                                244,844
                                                                                                            ------------
                    TELECOMMUNICATIONS -- 1.1%
                    Clearnet Communications, Inc. zero coupon 2005(1)......................       25,000         19,844
                    Esprit Telecommunications Group PLC 11.50% 2007........................        5,000          5,138
                    GCI, Inc. 9.75% 2007...................................................       25,000         25,937
                    Globalstar L.P. 10.75% 2004*...........................................       35,000         34,300
                    GST Telecommunications, Inc. 12.75% 2007...............................       20,000         20,800
                    Intermedia Communications, Inc. 8.88% 2007*............................       25,000         25,687
                    Iridium Capital Corp., Class C 11.25% 2005*............................       35,000         34,475
                    Teleport Communications Group zero coupon 2007(1)......................       40,000         32,600
                                                                                                            ------------
                                                                                                                198,781
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 46.8%
                    Federal Home Loan Mortgage Corp. 6.00% 2003............................      480,173        475,362
                    Federal Home Loan Participation 11.00% 2000............................        5,286          5,650
                    Government National Mortgage Association 7.00% 2012 - 2023.............      971,616        986,128
                    Government National Mortgage Association 7.50% 2022 - 2023.............      759,048        779,845
                    Government National Mortgage Association 10.00% 2000...................       18,571         19,116
                    Government National Mortgage Association 11.25% 1998...................        1,400          1,418
                    Government National Mortgage Association 13.25% 1999...................        1,053          1,112
                    United States Treasury Bonds 10.75% 2003...............................      520,000        633,589
                    United States Treasury Bonds 11.88% 2003...............................      980,000      1,274,764
                    United States Treasury Bonds 12.00% 2013...............................    2,985,000      4,398,218
                                                                                                            ------------
                                                                                                              8,575,202
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 6.0%
                    Cleveland Electric Illuminating Co. 7.19% 2000.........................   $  160,000    $   162,370
                    Niagara Mohawk Power Corp. 5.88% 2002..................................      750,000        735,820
                    WorldCom, Inc. 7.55% 2004..............................................      200,000        209,438
                                                                                                            ------------
                                                                                                              1,107,628
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $17,652,621).................................                  17,988,539
                                                                                                            ------------
                    PREFERRED STOCK -- 0.2%                                                     SHARES
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 0.2%
                    Fairfield Manufacturing, Inc. 11.25%(2)(4)
                      (cost $25,875).......................................................           25         26,750
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $17,678,496)                98.4%                             18,015,289
                    Other assets less liabilities --                         1.6                                299,933
                                                                          ------                            ------------
                    NET ASSETS --                                         100.0%                            $18,315,222
                                                                          ======                            =============


              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                                                                             PRINCIPAL
                    BONDS & NOTES -- 94.9%                                                    AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 13.7%
                    Asset Securitization Corp. 7.49% 2027................................   $ 5,000,000    $  5,346,094
                    CS First Boston Corp. 7.24% 2029(1)..................................     5,000,000       5,235,156
                    General Electric Capital Corp. 7.50% 2035............................     5,000,000       5,579,400
                    General Reinsurance Corp. 9.00% 2009.................................     5,000,000       5,991,500
                    Morgan (J.P.) & Co., Inc. 6.25% 2005.................................     5,000,000       4,931,900
                    Stanford University 6.88% 2024.......................................     5,000,000       5,001,050
                                                                                                           -------------
                                                                                                             32,085,100
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 2.5%
                    Postal Square L.P. 8.95% 2022........................................     4,758,950       5,867,690
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 1.9%
                    McDonald's Corp. 7.05% 2025..........................................     4,370,000       4,506,314
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    British Columbia Province Canada 6.50% 2026..........................     3,125,000       3,134,531
                                                                                                           -------------
                    RETAIL -- 2.2%
                    Wal-Mart Stores, Inc. 6.75% 2023.....................................     5,000,000       5,050,650
                                                                                                           -------------
                    TRANSPORTATION -- 2.6%
                    United Parcel Service of America, Inc. 8.38% 2020....................     5,000,000       6,076,050
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 68.2%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011...................     8,365,946       8,280,370
                    Federal Home Loan Mortgage Corp. 6.50% 2011..........................    12,228,154      12,300,667
                    Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011...................    16,704,635      17,010,134
                    Federal Home Loan Mortgage Corp. 14.75% 2010.........................       127,845         154,053
                    Federal National Mortgage Association 7.00% 2010 - 2011..............     5,836,296       5,934,145
                    Government National Mortgage Association 6.50% 2023..................     7,854,860       7,773,798
                    Government National Mortgage Association 7.00% 2009 - 2012...........     9,188,441       9,372,125
                    Government National Mortgage Association 10.00% 2013 - 2017..........     2,085,713       2,300,425
                    Government National Mortgage Association 11.50% 2014.................        17,233          19,694
                    Government National Mortgage Association 12.00% 1999 - 2016..........        80,574          86,658
                    Government National Mortgage Association 12.75% 2014.................        78,711          90,148
                    Government National Mortgage Association 13.25% 1999 - 2014..........        19,440          22,121
                    Government National Mortgage Association 13.50% 2014.................         8,360          10,089
                    Government National Mortgage Association 13.75% 2014.................         1,407           1,611
                    United States Treasury Bonds 7.63% 2022..............................    30,000,000      36,121,800
                    United States Treasury Notes 5.88% 1998..............................    31,000,000      31,038,750
                    United States Treasury Notes 6.25% 2002..............................    29,000,000      29,575,360
                                                                                                           -------------
                                                                                                            160,091,948
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                 AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 2.5%
                    Hydro Quebec Electric 8.40% 2022.....................................   $ 5,000,000    $  5,889,600
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $216,829,085)......................                   222,701,883
                                                                                                           -------------

                    REPURCHASE AGREEMENT -- 4.2%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $9,760,000)........     9,760,000       9,760,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $226,589,085)        99.1%                                   232,461,883
                    Other assets less liabilities --                 0.9                                      2,161,064
                                                                   ------                                  -------------
                    NET ASSETS --                                  100.0%                                  $234,622,947
                                                                   ======                                  =============

              -----------------------------

              (1) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 91.8%                                                     AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 3.4%
                    Argo-Tech Corp. 8.63% 2007*............................................   $  500,000    $   498,750
                    K & F Industries, Inc. 9.25% 2007*.....................................      150,000        153,750
                    Moog, Inc., Class B 10.00% 2006........................................      655,000        720,500
                                                                                                            ------------
                                                                                                              1,373,000
                                                                                                            ------------
                    AUTOMOTIVE -- 4.0%
                    Federal Mogul Corp. 8.80% 2007.........................................      250,000        267,388
                    Hayes Wheels International, Inc. 11.00% 2006...........................      135,000        150,525
                    Johnstown America Industries, Inc. 11.75% 2005.........................      500,000        548,750
                    Key Plastics, Inc., Class B 10.25% 2007................................      350,000        371,000
                    Lear Corp. 9.50% 2006..................................................      250,000        275,000
                                                                                                            ------------
                                                                                                              1,612,663
                                                                                                            ------------
                    CABLE -- 3.1%
                    Cablevision Systems Corp. 8.13% 2009...................................      150,000        154,500
                    Cablevision Systems Corp. 9.25% 2005...................................      350,000        371,000
                    Frontiervision Holding L.P. zero coupon 2007(1)........................      270,000        199,800
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1)....................      150,000        138,750
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................      350,000        384,125
                                                                                                            ------------
                                                                                                              1,248,175
                                                                                                            ------------
                    CHEMICALS -- 5.7%
                    Acetex Corp. 9.75% 2003................................................      350,000        362,250
                    Agriculture Minerals & Chemicals 10.75% 2003...........................      150,000        161,625
                    Buckeye Cellulose Corp. 8.50% 2005.....................................      250,000        255,625
                    Huntsman Corp. 9.50% 2007*.............................................      150,000        157,500
                    Huntsman Polymers Corp. 11.75% 2004....................................      250,000        280,313
                    PCI Chemical Canada, Inc. 9.25% 2007*..................................       60,000         59,925
                    Pioneer Americas Acquisition Corp., Class B 9.25% 2007.................      250,000        250,000
                    Sovereign Specialty Chemicals, Inc. 9.50% 2007*........................      495,000        508,612
                    Texas Petrochemicals Corp. 11.13% 2006.................................      250,000        270,000
                                                                                                            ------------
                                                                                                              2,305,850
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 7.0%
                    Big Flower Press Holdings 8.88% 2007...................................      125,000        124,375
                    Big Flower Press Holdings 8.88% 2007*..................................      225,000        226,688
                    Chancellor Media Corp. 9.38% 2004......................................      250,000        260,000
                    Chancellor Radio Broadcasting Co. 8.13% 2007*..........................      250,000        245,000
                    EchoStar DBS Corp. 12.50% 2002.........................................      325,000        355,062
                    Granite Broadcasting Corp. 10.38% 2005.................................      250,000        261,875
                    Jacor Communications Co. 9.75% 2006....................................      250,000        268,750
                    MobileMedia Corp. 9.38% 2007+(3).......................................      500,000         57,500
                    Plitt Theaters, Inc. 10.88% 2004.......................................      195,000        210,844
                    Sullivan Graphics, Inc. 12.75% 2005....................................      100,000        101,000
                    World Color Press, Inc. 9.13% 2003.....................................      250,000        260,625
                    Young Broadcasting, Inc. 11.75% 2004...................................      400,000        445,000
                                                                                                            ------------
                                                                                                              2,816,719
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 2.5%
                    Collins & Aikman Corp. 11.50% 2006.....................................      250,000        280,937
                    LDM Technologies, Inc., Class B 10.75% 2007............................      250,000        271,250

                                                           ---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY (continued)
                    Polysindo International Financing Co. BV 11.38% 2006...................   $  250,000    $   202,500
                    Standard Pacific Corp. 8.50% 2007......................................      230,000        229,713
                                                                                                            ------------
                                                                                                                984,400
                                                                                                            ------------
                    ENERGY -- 4.8%
                    Cross Timbers Oil Co., Class B 8.75% 2009*.............................       90,000         91,575
                    Cross Timbers Oil Co., Class B 9.25% 2007..............................      250,000        260,000
                    Flores & Rucks, Inc. 9.75% 2006........................................      150,000        164,625
                    Petroleos Mexicanos 8.85% 2007.........................................      750,000        743,010
                    Plains Resources, Inc., Class B 10.25% 2006............................      500,000        538,750
                    Pride Petroleum Services, Inc. 9.38% 2007..............................      120,000        129,000
                                                                                                            ------------
                                                                                                              1,926,960
                                                                                                            ------------
                    FINANCE -- 6.5%
                    Hawthorne Financial Corp. 12.50% 2004*(2)..............................      350,000        350,000
                    Olympic Financial Ltd. 11.50% 2007.....................................      350,000        353,500
                    Pindo Deli Finance Mauritius Ltd. 10.75% 2007*.........................      355,000        304,412
                    Resource America, Inc. 12.00% 2004*....................................      500,000        511,250
                    Southern Pacific Funding Corp. 11.50% 2004.............................      350,000        348,250
                    Tembec Finance Corp. 9.88% 2005........................................      250,000        255,000
                    Western Financial Savings Bank 8.88% 2007..............................      500,000        482,500
                                                                                                            ------------
                                                                                                              2,604,912
                                                                                                            ------------
                    FOOD & LODGING -- 2.7%
                    Aurora Foods, Inc. 9.88% 2007..........................................       65,000         68,413
                    Capstar Hotel Co. 8.75% 2007...........................................      250,000        257,500
                    Del Monte Foods Co. zero coupon 2007*(1)...............................      460,000        265,075
                    John Q. Hammons Hotels 8.88% 2004......................................      500,000        511,250
                                                                                                            ------------
                                                                                                              1,102,238
                                                                                                            ------------
                    GAMING -- 3.2%
                    Argosy Gaming Co. 13.25% 2004..........................................      260,000        271,700
                    Fitzgeralds Gaming Corp. 12.25% 2004*..................................      165,000        166,238
                    GB Property Funding Corp. 10.88% 2004..................................      250,000        210,000
                    Hollywood Casino, Inc. 12.75% 2003.....................................      350,000        375,375
                    Lady Luck Gaming Finance Corp. 11.88% 2001.............................      250,000        253,750
                                                                                                            ------------
                                                                                                              1,277,063
                                                                                                            ------------
                    GROCERY -- 1.1%
                    Homeland Stores, Inc. 10.00% 2003......................................      500,000        450,625
                                                                                                            ------------
                    HEALTHCARE -- 3.1%
                    Dade International, Inc. 11.13% 2006...................................      190,000        211,375
                    Leiner Health Products Group. 9.63% 2007...............................      350,000        374,500
                    Owens & Minor, Inc. 10.88% 2006........................................      350,000        388,500
                    Vencor, Inc. 8.63% 2007................................................      260,000        259,350
                                                                                                            ------------
                                                                                                              1,233,725
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 9.6%
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................      350,000        393,750
                    Clark Schwebel, Inc. 10.50% 2006.......................................      325,000        353,031
                    Globo Comunicacoes SA 10.50% 2006*.....................................      250,000        237,500
                    Graphic Controls Corp., Class A 12.00% 2005............................      225,000        251,156
                    Great Lakes Carbon Corp. 10.00% 2006...................................      500,000        537,500
                    International Wire Group, Inc., Class B 11.75% 2005....................      455,000        497,088
                    Neenah Corp., Class B 11.13% 2007......................................      350,000        384,125
                    Pierce Leahy Corp. 9.13% 2007..........................................      125,000        130,000
                    Scotsman Group, Inc. 8.63% 2007........................................      175,000        175,656
                    Specialty Equipment Cos., Inc. 11.38% 2003.............................      250,000        270,625
                    TV Azteca SA de CV, Class B 10.50% 2007................................      250,000        260,000

---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    UCAR Global Enterprises, Inc. 12.00% 2005..............................   $  100,000    $   112,000
                    Unicco Service Co. 9.88% 2007*.........................................      250,000        250,313
                                                                                                            ------------
                                                                                                              3,852,744
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 3.6%
                    Advanced Micro Devices, Inc. 11.00% 2003...............................      250,000        267,500
                    Concentric Network Corp. Delaware 12.75% 2007*.........................      130,000        133,575
                    Decision Holdings Corp. zero coupon 2008(1)............................      170,000        110,500
                    Fairchild Semiconductor Corp. 10.13% 2007..............................      250,000        262,500
                    Iron Mountain, Inc. 8.75% 2009*........................................      110,000        112,750
                    Unisys Corp., Class B 12.00% 2003......................................      500,000        566,250
                                                                                                            ------------
                                                                                                              1,453,075
                                                                                                            ------------
                    METALS & MINERALS -- 7.7%
                    A.K. Steel Corp. 9.13% 2006............................................      250,000        255,625
                    A.K. Steel Corp. 10.75% 2004...........................................      150,000        159,750
                    Acindar Industria Argentina de Aceros SA 11.25% 2004...................      500,000        491,250
                    Amtrol, Inc. 10.63% 2006...............................................      250,000        257,500
                    Armco, Inc. 9.00% 2007.................................................      100,000         98,000
                    Bethlehem Steel Corp. 10.38% 2003......................................      350,000        376,250
                    CSN Iron SA 9.13% 2007*................................................      350,000        290,500
                    Nortek, Inc., Class B 9.25% 2007.......................................      240,000        244,800
                    NS Group, Inc. 13.50% 2003.............................................      300,000        348,000
                    Weirton Steel Corp. 10.88% 1999........................................      300,000        308,250
                    Weirton Steel Corp. 11.38% 2004........................................      250,000        260,000
                                                                                                            ------------
                                                                                                              3,089,925
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.0%
                    Federal Republic of Brazil 4.50% 2014..................................      256,559        201,318
                    Republic of Argentina 11.00% 2006......................................      100,000        107,500
                    Republic of Argentina 11.38% 2017......................................      250,000        274,062
                    Republic of Brazil 6.00% 2013..........................................      250,000        199,463
                                                                                                            ------------
                                                                                                                782,343
                                                                                                            ------------
                    PAPER PRODUCTS -- 11.6%
                    APP International Finance Co. 11.75% 2005..............................      125,000        115,625
                    Aracruz Celulose SA 10.38% 2002........................................       60,000         60,750
                    Aracruz Celulose SA 10.38% 2002*.......................................      255,000        258,187
                    BWay Corp. 10.25% 2007*................................................      350,000        379,750
                    Calmar, Inc. Delaware, Class B 11.50% 2005.............................      350,000        371,000
                    Container Corp. of America 9.75% 2003..................................      250,000        268,750
                    Container Corp. of America, Class A 11.25% 2004........................      600,000        654,000
                    Fonda Group, Inc., Class B 9.50% 2007..................................      250,000        235,000
                    Industrias Klabin de Papel e Celulose SA 11.00% 2004*..................      250,000        237,500
                    Paperboard Industries International, Inc. 8.38% 2007*..................      100,000        101,500
                    Repap New Brunswick, Inc. 10.63% 2005..................................      350,000        332,500
                    S.D. Warren Co., Class B 12.00% 2004...................................      400,000        447,000
                    Silgan Holdings Corp. 9.00% 2009.......................................      750,000        766,875
                    Silgan Holdings Corp. 13.25% 2006......................................       80,715         91,713
                    Zeta Consumer Products Corp. 11.25% 2007*..............................      350,000        356,125
                                                                                                            ------------
                                                                                                              4,676,275
                                                                                                            ------------
                    RETAIL -- 0.9%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................      333,000        366,716
                                                                                                            ------------
                    TELECOMMUNICATIONS -- 7.2%
                    American Communications Services zero coupon 2006(1)...................      190,000        146,300
                    Comcast Cellular Holdings, Inc., Class B 9.50% 2007....................       50,000         52,000
                    Globalstar L.P. 10.75% 2004*...........................................      500,000        490,000

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    TELECOMMUNICATIONS (continued)
                    GST Telecommunications, Inc. 12.75% 2007...............................   $  165,000    $   171,600
                    Hyperion Telecommunications, Inc., Class B 12.25% 2004.................      175,000        192,500
                    Intermedia Communications, Inc. 8.50% 2008*............................      350,000        350,000
                    Intermedia Communications, Inc. 8.88% 2007*............................      150,000        154,125
                    Iridium Capital Corp., Class C 11.25% 2005*............................      350,000        344,750
                    McLeod, Inc. 9.25% 2007*...............................................      250,000        262,500
                    Microcell Telecommunications zero coupon 2007*(1)......................  CAD 220,000         85,441
                    Philippine Long District Telephone Co. Maine 7.85% 2007................      250,000        217,450
                    Rogers Cantel, Inc. 8.30% 2007.........................................      150,000        148,875
                    Teleport Communications Group zero coupon 2007(1)......................      350,000        285,250
                                                                                                            ------------
                                                                                                              2,900,791
                                                                                                            ------------
                    UTILITIES -- 2.1%
                    Cemig 9.13% 2004*......................................................      150,000        138,750
                    Korea Telecom 7.63% 2007...............................................      220,000        157,315
                    Texas-New Mexico Power Co. 10.75% 2003.................................      500,000        543,015
                                                                                                            ------------
                                                                                                                839,080
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $36,297,412).................................                  36,897,279
                                                                                                            ------------
                                            PREFERRED STOCK -- 2.1%                             SHARES
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.5%
                    Granite Broadcasting Corp. 12.75%(4)...................................          160        175,520
                                                                                                            ------------
                    FINANCE -- 0.7%
                    Superior National Insurance Group, Inc. 10.75%*(2).....................          280        287,000
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 0.9%
                    Fairfield Manufacturing, Inc. 11.25% (2)(4)............................          350        374,500
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $793,751)..................................                     837,020
                                                                                                            ------------
                                               WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.0%
                    Benedek Communications Corp. 7/01/07*(2) (cost $13,800)................        2,000          4,000
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $37,104,963).........................                  37,738,299
                                                                                                            ------------
                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 7.5%                           AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $3,010,000)..........   $3,010,000      3,010,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $40,114,963)                 101.4%                           40,748,299
                    Liabilities in excess of other assets --                 (1.4)                             (555,038)
                                                                           ------                           ------------
                    NET ASSETS --                                           100.0%                          $40,193,261
                                                                           ======                          =============


              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-kind") payment made with additional
                  securities in lieu of cash

---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                     CONTRACT            IN          DELIVERY     GROSS UNREALIZED
                    TO DELIVER      EXCHANGE FOR       DATE         APPRECIATION
                    --------------------------------------------------------------
                    CAD 125,400     USD 91,034       10/16/98          $2,745
                                                                  ==============

              CAD -- Canadian Dollar
              USD  -- United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                                                                               PRINCIPAL
                                             BONDS & NOTES -- 95.2%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SUPRANATIONALS -- 7.2%
                    International Bank For Reconstruction & Development zero coupon 1998....   $  550,000    $  537,490
                                                                                                             -----------
                    U.S. GOVERNMENT & AGENCIES -- 83.9%
                    Federal Judiciary Office Building zero coupon 1998......................    1,000,000       965,780
                    Federal National Mortgage Association zero coupon 1998..................    1,000,000       965,740
                    Government Trust Certificates Series 3D zero coupon 1998................    1,000,000       952,390
                    Government Trust Certificates Series T zero coupon 1998.................    2,300,000     2,190,497
                    Tennessee Valley Authority zero coupon 1998.............................      500,000       474,650
                    Treasury Investment Growth Receipts zero coupon 1998....................      500,000       476,800
                    United States Treasury Note Strip Prior zero coupon 1998................      200,000       190,636
                                                                                                             -----------
                                                                                                              6,216,493
                                                                                                             -----------
                    UTILITIES -- 4.1%
                    Virginia Electric & Power Co. 9.38% 1998................................      300,000       304,287
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $6,929,803)...........................                  7,058,270
                                                                                                             -----------

                                          REPURCHASE AGREEMENT -- 5.0%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $370,000).......................................................      370,000       370,000
                                                                                                             -----------
                    TOTAL INVESTMENTS -- (cost $7,299,803)                  100.2%                            7,428,270
                    Liabilities in excess of other assets --                 (0.2)                              (15,792)
                                                                            ------                           -----------
                    NET ASSETS --                                           100.0%                           $7,412,478
                                                                            ======                           ===========


              -----------------------------

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                            COMMON STOCK -- 95.3%                               SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.2%
                    Retail -- 6.2%
                    CVS Corp.............................................................        11,000        $    704,687
                    Gap, Inc.............................................................        18,000             637,875
                    May Department Stores Co.............................................        13,000             684,938
                    Wal-Mart Stores, Inc.................................................        18,000             709,875
                                                                                                                  ---------
                                                                                                                  2,737,375
                                                                                                                  ---------
                    CONSUMER STAPLES -- 8.5%
                    Food, Beverage & Tobacco -- 3.1%
                    Nabisco Holdings Corp., Class A......................................        13,000             629,688
                    PepsiCo, Inc.........................................................        20,000             728,750

                    Household Products -- 5.4%
                    Estee Lauder Cos., Inc., Class A.....................................        11,000             565,812
                    Gillette Co..........................................................         5,000             502,188
                    Kimberly-Clark Corp..................................................        14,000             690,375
                    Procter & Gamble Co..................................................         8,000             638,500
                                                                                                                  ---------
                                                                                                                  3,755,313
                                                                                                                  ---------
                    ENERGY -- 7.2%
                    Energy Services -- 1.8%
                    Schlumberger Ltd.....................................................        10,000             805,000

                    Energy Sources -- 5.4%
                    Amoco Corp...........................................................         6,000             510,750
                    Chevron Corp.........................................................         6,000             462,000
                    Exxon Corp...........................................................        12,000             734,250
                    Royal Dutch Petroleum Co., NY Registry Shares........................        13,000             704,438
                                                                                                                  ---------
                                                                                                                  3,216,438
                                                                                                                  ---------
                    FINANCE -- 21.6%
                    Banks -- 7.5%
                    Citicorp.............................................................         5,000             632,187
                    First Union Corp.....................................................        18,000             922,500
                    U.S. Bancorp.........................................................         8,000             895,500
                    Wachovia Corp........................................................        11,000             892,375

                    Financial Services -- 4.4%
                    American Express Co..................................................        11,000             981,750
                    Federal National Mortgage Association................................        17,000             970,063

                    Insurance -- 9.7%
                    Ace Ltd..............................................................        10,000             965,000
                    Allstate Corp........................................................        11,000             999,625
                    American International Group, Inc....................................         7,000             761,250
                    Marsh & McLennan Cos., Inc...........................................        10,000             745,625
                    Travelers Group, Inc.................................................        15,000             808,125
                                                                                                                  ---------
                                                                                                                  9,574,000
                                                                                                                  ---------

                                                           ---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 13.6%
                    Drugs -- 10.9%
                    American Home Products Corp..........................................         7,000        $    535,500
                    Bristol-Myers Squibb Co..............................................         7,000             662,375
                    Johnson & Johnson Co.................................................        10,000             658,750
                    Pfizer, Inc..........................................................        12,000             894,750
                    Pharmacia & Upjohn, Inc..............................................        14,000             512,750
                    Warner-Lambert Co....................................................         6,500             806,000
                    Zeneca Group PLC ADR.................................................         7,000             756,000

                    Health Services -- 0.8%
                    Columbia/HCA Healthcare Corp.........................................        12,000             355,500

                    Medical Products -- 1.9%
                    Abbott Laboratories, Inc.............................................        13,000             852,312
                                                                                                                  ---------
                                                                                                                  6,033,937
                                                                                                                  ---------
                    INDUSTRIAL & COMMERCIAL -- 6.7%
                    Business Services -- 1.2%
                    Hertz Corp., Class A.................................................        14,000             563,500

                    Electrical Equipment -- 3.0%
                    General Electric Co..................................................        18,000           1,320,750

                    Machinery -- 1.1%
                    Caterpillar, Inc.....................................................        10,000             485,625

                    Transportation -- 1.4%
                    Union Pacific Corp...................................................        10,000             624,375
                                                                                                                  ---------
                                                                                                                  2,994,250
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 8.9%
                    Broadcasting & Media -- 6.2%
                    Gannett Co., Inc.....................................................        18,000           1,112,625
                    Scripps (E.W) Co., Class A...........................................        18,000             871,875
                    Time Warner, Inc.....................................................        12,000             744,000

                    Leisure & Tourism -- 2.7%
                    Delta Air Lines, Inc.................................................         5,000             595,000
                    McDonald's Corp......................................................        13,000             620,750
                                                                                                                  ---------
                                                                                                                  3,944,250
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 14.4%
                    Communication Equipment -- 3.1%
                    Cisco Systems, Inc.+.................................................        12,000             669,000
                    Motorola, Inc........................................................        12,000             684,750

                    Computers & Business Equipment -- 4.9%
                    EMC Corp.+...........................................................        24,000             658,500
                    International Business Machines Corp.................................         7,400             773,762
                    Xerox Corp...........................................................        10,000             738,125

                    Software -- 6.4%
                    Automatic Data Processing, Inc.......................................        13,000             797,875
                    BMC Software, Inc.+..................................................        12,000             787,500
                    Computer Sciences Corp...............................................         6,000             501,000
                    Microsoft Corp.+.....................................................         6,000             775,500
                                                                                                                  ---------
                                                                                                                  6,386,012
                                                                                                                  ---------

---------------------

                    COMMON STOCK (continued)                                                    SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    MATERIALS -- 3.0%
                    Chemicals -- 3.0%
                    Air Products & Chemicals, Inc........................................         9,000        $    740,250
                    du Pont (E.I.) de Nemours & Co.......................................        10,000             600,625
                                                                                                                  ---------
                                                                                                                  1,340,875
                                                                                                                  ---------
                    UTILITIES -- 5.2%
                    Electric Utilities -- 1.2%
                    Duke Energy Corp.....................................................        10,000             553,750

                    Gas & Pipeline Utilities -- 1.3%
                    Columbia Gas Systems, Inc............................................         5,000             392,812
                    Peoples Energy Corp..................................................         4,100             161,438

                    Telephone -- 2.7%
                    SBC Communications, Inc..............................................        10,000             732,500
                    WorldCom, Inc.+......................................................        16,000             484,000
                                                                                                                  ---------
                                                                                                                  2,324,500
                                                                                                                  ---------
                    TOTAL COMMON STOCK (cost $30,910,724)................................                        42,306,950
                                                                                                                  ---------


                                                                                              PRINCIPAL
                    CONVERTIBLE BONDS -- 2.4%                                                   AMOUNT
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.2%
                    Retail -- 1.2%
                    Home Depot, Inc. 3.25% 2001..........................................      $400,000             525,500
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 1.2%
                    Electronics -- 1.2%
                    Analog Devices, Inc. 3.50% 2000......................................       400,000             557,000
                                                                                                                  ---------
                    TOTAL CONVERTIBLE BONDS (cost $994,928)..............................                         1,082,500
                                                                                                                  ---------
                    TOTAL INVESTMENT SECURITIES (cost $31,905,652).......................                        43,389,450
                                                                                                                  ---------

                    REPURCHASE AGREEMENT -- 0.7%
                    --------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $295,000)....................................................       295,000             295,000
                                                                                                                  ---------
                    TOTAL INVESTMENTS -- (cost $32,200,652)                98.4%                                 43,684,450
                    Other assets less liabilities --                        1.6                                     732,210
                                                                         ------                                   ---------
                    NET ASSETS --                                         100.0%                               $ 44,416,660
                                                                         ======                                   =========


              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipts

              See Notes to Financial Statements

                             ---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                    COMMON STOCK -- 94.1%                                                        SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.8%
                    Banco de Galicia y Buenos Aires SA de CV (Finance).......................      25,000    $   160,030
                    Telefonica de Argentina SA ADR (Utilities)...............................       3,700        137,825
                                                                                                             -----------
                                                                                                                 297,855
                                                                                                             -----------
                    AUSTRALIA -- 2.2%
                    Amcor Ltd. (Materials)...................................................      30,120        132,507
                    Australia & New Zealand Banking Group Ltd. (Finance).....................      34,000        224,697
                    Broken Hill Proprietary Co., Ltd. (Materials)............................      19,258        178,858
                    Goodman Fielder Wattie Ltd. (Consumer Staples)...........................     110,492        175,712
                    News Corp., Ltd. (Information & Entertainment)...........................      14,000         77,285
                                                                                                             -----------
                                                                                                                 789,059
                                                                                                             -----------
                    BRAZIL -- 1.3%
                    Aracruz Celulose ADR (Materials).........................................       5,700         81,937
                    Centrais Eletricas Brasileiras SA ADR (Utilities)+.......................       4,500        111,893
                    Telecomunicacoes Brasileras SA (Utilities)...............................   2,610,000        265,432
                                                                                                             -----------
                                                                                                                 459,262
                                                                                                             -----------
                    CANADA -- 2.3%
                    Canadian Imperial Bank Toronto (Finance).................................       7,800        243,434
                    Canadian Pacific Ltd. (Industrial & Commercial)..........................      14,400        387,950
                    CanWest Global Communications Corp. (Information & Entertainment)........      10,400        187,200
                                                                                                             -----------
                                                                                                                 818,584
                                                                                                             -----------
                    CHILE -- 0.3%
                    Embotelladora Andina SA, Class B (Consumer Staples)......................       5,000         97,187
                                                                                                             -----------
                    CHINA -- 0.1%
                    China Southern Airlines Ltd. ADR (Information & Entertainment)+..........       3,700         48,794
                                                                                                             -----------
                    DENMARK -- 2.2%
                    Unidanmark A/S (Finance).................................................      10,600        778,149
                                                                                                             -----------
                    FINLAND -- 2.5%
                    Kesko (Consumer Discretionary)...........................................      20,450        323,392
                    Metsa Serla Oy, Class B (Materials)......................................      32,500        253,396
                    Nokia Corp., Class A ADR (Information Technology)........................       4,900        343,000
                                                                                                             -----------
                                                                                                                 919,788
                                                                                                             -----------
                    FRANCE -- 10.8%
                    Assurance General de France (Finance)+...................................       7,500        397,400
                    Banque Nationale de Paris (Finance)......................................       7,071        375,843
                    Carrefour SA (Consumer Discretionary)....................................         450        234,776
                    Compagnie de St. Gobain (Materials)......................................       2,097        297,904
                    Credit Commerce France (Finance).........................................       3,120        213,841
                    Elf Aquitaine SA (Energy)................................................       3,720        432,666
                    Havas SA (Information & Entertainment)...................................       5,702        410,229
                    Peugeot SA (Consumer Discretionary)......................................       2,930        369,506
                    Rhone-Poulenc Ltd. (Healthcare)..........................................      12,585        563,748

                             ---------------------

                    COMMON STOCK (continued)                                                     SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Societe Generale (Finance)...............................................       2,313    $   315,138
                    Total SA, Series B (Energy)..............................................       2,656        289,055
                                                                                                             -----------
                                                                                                               3,900,106
                                                                                                             -----------
                    GERMANY -- 5.8%
                    Bayer AG (Healthcare)....................................................      17,100        638,773
                    Degussa AG (Materials)...................................................       3,500        175,102
                    Karstadt AG (Consumer Discretionary).....................................       1,050        358,434
                    Manitoba AG (Industrial & Commercial)....................................       1,300        376,497
                    Mannesmann AG (Industrial & Commercial)..................................         800        404,236
                    Metallgesellschaft AG (Industrial & Commercial)+.........................       8,800        160,938
                                                                                                             -----------
                                                                                                               2,113,980
                                                                                                             -----------
                    HONG KONG -- 1.7%
                    Hutchison Whampoa Ltd. (Industrial & Commercial).........................      42,000        263,415
                    Hysan Development Co., Ltd. (Real Estate)................................      28,000         55,826
                    New World Development Co., Ltd. (Real Estate)............................      15,000         51,878
                    Sun Hung Kai Properties Ltd. (Real Estate)...............................      25,100        174,913
                    Tingyi Holding Co. (Consumer Staples)....................................     486,000         63,345
                                                                                                             -----------
                                                                                                                 609,377
                                                                                                             -----------
                    INDIA -- 0.5%
                    Ranbaxy Laboratories Ltd. (Healthcare)...................................       3,300         85,140
                    State Bank of India GDR (Finance)*.......................................       4,400         80,080
                                                                                                             -----------
                                                                                                                 165,220
                                                                                                             -----------
                    INDONESIA -- 0.1%
                    PT Kalbe Farma (Healthcare)..............................................     180,000         31,909
                                                                                                             -----------
                    IRELAND -- 1.9%
                    Allied Irish Banks PLC (Finance).........................................      21,696        206,940
                    Jefferson Smurfit Group (Materials)+.....................................     177,378        492,370
                                                                                                             -----------
                                                                                                                 699,310
                                                                                                             -----------
                    ITALY -- 2.7%
                    First British Columbia San Paolo (Finance)*..............................      30,700        293,290
                    Telecom Italia SpA (Utilities)...........................................     106,000        677,106
                                                                                                             -----------
                                                                                                                 970,396
                                                                                                             -----------
                    JAPAN -- 16.4%
                    Aisin Seiki Co., Ltd. (Consumer Discretionary)...........................      32,000        330,857
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)..................................      28,000        386,000
                    Daiwa Securities Co., Ltd. (Finance).....................................      20,000         68,928
                    Eisai Co., Ltd. (Healthcare).............................................      23,000        350,540
                    Exedy Corp. (Consumer Discretionary).....................................       5,000         37,872
                    Fuji Machine Manufacturing Co. (Industrial & Commercial).................       9,000        217,125
                    Fujisawa Pharm Co. (Healthcare)..........................................      10,000         87,309
                    Fukuda Denshi (Healthcare)...............................................       6,000         61,117
                    Hitachi Ltd. (Information Technology)....................................      22,000        156,698
                    JGC Corp. (Industrial & Commercial)......................................      41,000         86,352
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)........................       3,000        152,332
                    Maruichi Steel Tube (Materials)..........................................      20,000        243,547
                    Matsumotokiyoshi (Consumer Discretionary)................................       9,200        352,301
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.......      31,000        453,473

                             ---------------------

                    COMMON STOCK (continued)                                                     SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Mazda Motor Corp. (Consumer Discretionary)+..............................     135,000    $   320,518
                    Meiwa Estate Co. (Real Estate)+..........................................       3,800         28,492
                    Murata Manufacturing Co. Ltd. (Information Technology)...................       5,000        125,603
                    Namco (Information & Entertainment)......................................      12,600        365,735
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).......................      21,000        119,017
                    Nomura Securities International, Inc. (Finance)..........................       6,000         79,957
                    Okumura Corp. (Consumer Discretionary)...................................      39,000         92,594
                    Otsuka Kagu (Consumer Staples)...........................................       1,300         46,795
                    Sakura Bank Ltd. (Finance)...............................................      69,000        197,113
                    Sanwa Bank Ltd. (Finance)................................................      14,000        141,533
                    Shimachu Co. (Consumer Discretionary)....................................       2,500         39,251
                    Sony Corp. (Information & Entertainment).................................       3,000        266,524
                    Sony Music Entertainment, Inc. (Information & Entertainment).............      13,600        499,962
                    Square Co., Ltd. (Information Technology)................................       4,200        116,443
                    Sumitomo Rubber Industries Ltd. (Consumer Discretionary).................      56,000        236,318
                    Yamato Kogyo Co. (Materials).............................................      42,000        252,508
                                                                                                             -----------
                                                                                                               5,912,814
                                                                                                             -----------
                    MALAYSIA -- 0.1%
                    Renong Bhd (Industrial & Commercial)(1)..................................      56,000         25,916
                    Sime Darby Bhd (Industrial & Commercial).................................      16,500         15,866
                                                                                                             -----------
                                                                                                                  41,782
                                                                                                             -----------
                    MEXICO -- 1.8%
                    Grupo Televisa SA de CV (Information & Entertainment)....................       9,100        177,140
                    Kimberly-Clark de Mexico SA de CV, Class A (Consumer Staples)............      79,000        386,655
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)..............       2,500         81,563
                                                                                                             -----------
                                                                                                                 645,358
                                                                                                             -----------
                    NETHERLANDS -- 3.2%
                    Elsevier NV (Information & Entertainment)................................      13,800        223,234
                    Internationale Nedederlanden Groep NV (Finance)..........................      12,109        510,003
                    PolyGram NV (Information & Entertainment)................................       6,700        320,519
                    Unilever NV PLC (Consumer Staples).......................................       1,800        110,966
                                                                                                             -----------
                                                                                                               1,164,722
                                                                                                             -----------
                    NEW ZEALAND -- 0.6%
                    Air New Zealand Ltd., Class B (Information & Entertainment)..............      34,561         69,234
                    Brierley Investments Ltd. (Finance)+.....................................      82,405         58,853
                    Carter Holt Harvey Ltd. (Materials)......................................      56,000         86,494
                                                                                                             -----------
                                                                                                                 214,581
                                                                                                             -----------
                    NORWAY -- 1.3%
                    Saga Petroleum ASA, Series A (Energy)....................................      28,000        481,464
                                                                                                             -----------
                    PHILIPPINES -- 0.2%
                    Metro Bank & Trust Co. (Finance).........................................       9,600         64,593
                                                                                                             -----------
                    PORTUGAL -- 0.3%
                    Manila Electric Co. (Utilities)..........................................      35,000        115,802
                                                                                                             -----------
                    SINGAPORE -- 1.2%
                    Keppel Corp., Ltd. (Industrial & Commercial).............................      28,500         81,839
                    Keppel Fels Ltd. (Energy)................................................      66,000        184,040
                    Overseas Union Bank Ltd. alien shares (Finance)..........................      46,000        176,031
                                                                                                             -----------
                                                                                                                 441,910
                                                                                                             -----------

                             ---------------------

                    COMMON STOCK (continued)                                                     SHARES         VALUE
                  ----------------------------                        --------------------------------------------------
                    SPAIN -- 2.9%
                    Banco de Santander SA (Finance)..........................................       8,800    $   294,007
                    Banco Popular Espanol SA (Finance).......................................       4,060        283,814
                    Endessa Nacional de Electricidad SA (Utilities)..........................      17,200        305,389
                    Telefonica de Espana SA ADR (Utilities)..................................       1,700        153,106
                                                                                                             -----------
                                                                                                               1,036,316
                                                                                                             -----------
                    SWEDEN -- 4.7%
                    Forenings Sparbanken Ser A (Finance).....................................       4,660        105,937
                                                                                                  -------    -----------
                    Hennes & Mauritz AB Class B (Consumer Discretionary).....................       4,000        176,325
                    Nordbanken Holding (Finance)+............................................     133,700        756,071
                    Pharmacia & Upjohn, Inc. (Healthcare)....................................      18,100        665,651
                                                                                                             -----------
                                                                                                               1,703,984
                                                                                                             -----------
                    SWITZERLAND -- 6.5%
                    Ciba Specialty Chemicals AG (Materials)+.................................       1,180        140,515
                    Holderbank Financiere Glarus (Materials).................................         650        530,249
                    Nestle SA (Consumer Staples).............................................         449        672,640
                    Roche Holdings AG (Healthcare)...........................................          60        595,606
                    Schweizerische Bankgesellschaft (Finance)................................         294        424,944
                                                                                                             -----------
                                                                                                               2,363,954
                                                                                                             -----------
                    THAILAND -- 0.1%
                    Siam City Cement PCL alien shares (Materials)............................       5,070          5,265
                    Siam Commercial Bank PCL alien shares (Finance)..........................       1,167          1,333
                    Thai Farmers Bank alien shares (Finance).................................      18,400         33,437
                                                                                                             -----------
                                                                                                                  40,035
                                                                                                             -----------
                    UNITED KINGDOM -- 19.6%
                    Associated British Foods PLC (Consumer Staples)..........................      33,000        287,273
                    Bass PLC (Consumer Staples)..............................................      28,700        446,432
                    Billiton PLC (Materials)+*...............................................      50,300        128,884
                    BOC Group PLC (Materials)................................................      23,028        378,613
                    British Petroleum Co. PLC (Energy).......................................      35,000        462,999
                    BTR Ltd. PLC (Industrial & Commercial)...................................     110,000        332,442
                    Burmah Castrol PLC (Energy)..............................................      26,000        453,527
                    Carlton Communications PLC (Information & Entertainment).................      53,000        409,147
                    Cookson Group PLC (Information Technology)...............................     106,307        343,980
                    Guinness PLC (Consumer Staples)..........................................      37,000        338,503
                    HSBC Holdings PLC (Finance)..............................................      15,200        374,989
                    Johnson Matthey PLC (Materials)..........................................      37,000        331,210
                    PowerGen PLC (Utilities).................................................      26,914        350,113
                    Rank Group PLC (Information & Entertainment).............................      66,000        367,493
                    Reckitt & Colman PLC (Consumer Staples)..................................      25,200        395,284
                    Royal & Sun Alliance Insurance Group PLC (Finance).......................      33,181        334,084
                    Royal Bank of Scotland Group PLC (Finance)...............................      29,000        369,719
                    Zeneca Group PLC (Healthcare)............................................      27,400        970,545
                                                                                                             -----------
                                                                                                               7,075,237
                                                                                                             -----------
                    TOTAL COMMON STOCK (cost $33,687,700)....................................                 34,001,528
                                                                                                             -----------

                                             PREFERRED STOCK -- 3.1%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 1.2%
                    Cemig Cia Energy MG (Utilities)..........................................   2,589,900    $   112,525
                    Centrais Electricas Brasileiras SA, Series B (Utilities).................      50,000          2,554
                    Cia Riograndense Telecomunicacoes (Utilities)............................      67,600         83,285
                    Petroleo Brasileiros SA (Energy).........................................     659,000        154,114
                    Telecomunicacoes de Sao Paulo SA (Information & Entertainment)...........     286,000         76,107
                                                                                                             -----------
                                                                                                                 428,585
                                                                                                             -----------

                             ---------------------

                                           PREFERRED STOCK (continued)                           SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 1.9%
                    Hornbach Holding AG (Consumer Discretionary).............................       3,600    $   249,145
                    Prosieben Media AG (Information & Entertainment)+*.......................       9,710        453,398
                                                                                                             -----------
                                                                                                                 702,543
                                                                                                             -----------
                    TOTAL PREFERRED STOCK (cost $1,163,165)..................................                  1,131,128
                                                                                                             -----------

                                                                                                PRINCIPAL
                                              BONDS & NOTES -- 0.0%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.0%
                    Vale Rio Doce Cia zero coupon 1999 (Materials)(1)
                      (cost $0)..............................................................    $  5,500              1
                                                                                                             -----------
                                                WARRANTS -- 0.0%+                                SHARES
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.0%
                    Siam Commercial Bank 12/31/02 (Finance)(1)
                      (cost $0)..............................................................       1,167              0
                                                                                                             -----------
                                                                                                PRINCIPAL
                                                OPTIONS -- 0.0%+                                 AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FOREIGN CURRENCY PUT OPTIONS
                    Brazilian Real Option Jan. 16, 1998/1.17(1)
                      (cost $2,920)..........................................................    $  4,950          1,040
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $34,853,785)...........................                 35,133,697
                                                                                                             -----------

                                          SHORT-TERM SECURITIES -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 5.29% due 2/12/98 (cost $49,700)............      50,000         49,700
                                                                                                             -----------

                                          REPURCHASE AGREEMENT -- 2.1%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)   (cost $765,000)............     765,000        765,000
                                                                                                             -----------
                    TOTAL SHORT-TERM SECURITIES (cost $814,700)..............................                    814,700
                                                                                                             -----------
                    TOTAL INVESTMENTS --   (cost $35,668,485)       99.4%                                     35,948,397
                    Other assets less liabilities --                 0.6                                         199,859
                                                                   -----                                     -----------
                    NET ASSETS --                                  100.0%                                    $36,148,256
                                                                   =====                                     ===========


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              (1) Fair valued security; See Note 2

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                            COMMON STOCK -- 96.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 7.1%
                    Automotive -- 0.5%
                    Goodyear Tire & Rubber Co............................................        38,500    $  2,449,563

                    Retail -- 6.6%
                    Arbor Drugs, Inc.....................................................       137,000       2,534,500
                    Barnes & Noble, Inc.+................................................        72,600       2,423,025
                    CVS Corp.............................................................        33,000       2,114,062
                    Dayton Hudson Corp...................................................        95,000       6,412,500
                    Ethan Allen Interiors, Inc...........................................        35,200       1,357,400
                    Home Depot, Inc......................................................       129,000       7,594,875
                    Office Max, Inc.+....................................................       160,000       2,280,000
                    Stein Mart, Inc.+....................................................        36,000         963,000
                    Wal-Mart Stores, Inc.................................................       160,000       6,310,000
                                                                                                           -------------
                                                                                                             34,438,925
                                                                                                           -------------
                    CONSUMER STAPLES -- 7.5%
                    Food, Beverage & Tobacco -- 4.0%
                    Beringer Wine Estates Holdings, Inc., Class B+.......................        35,000       1,330,000
                    General Mills, Inc...................................................        45,000       3,223,125
                    PepsiCo, Inc.........................................................        80,000       2,915,000
                    Philip Morris Cos., Inc..............................................       120,000       5,437,500
                    Sara Lee Corp........................................................       120,600       6,791,288

                    Household Products -- 3.5%
                    Bush Boake Allen, Inc.+..............................................        65,000       1,702,187
                    Estee Lauder Cos., Inc., Class A.....................................        37,300       1,918,619
                    Gillette Co..........................................................        15,000       1,506,563
                    Kimberly-Clark Corp..................................................        82,600       4,073,212
                    Procter & Gamble Co..................................................        98,000       7,821,625
                                                                                                           -------------
                                                                                                             36,719,119
                                                                                                           -------------
                    ENERGY -- 6.0%
                    Energy Services -- 1.6%
                    Diamond Offshore Drilling, Inc.......................................        40,000       1,925,000
                    Schlumberger Ltd.....................................................        75,000       6,037,500

                    Energy Sources -- 4.4%
                    Amoco Corp...........................................................        42,000       3,575,250
                    Anadarko Petroleum Corp..............................................        26,600       1,614,288
                    Barrett Resources Corp.+.............................................        15,000         453,750
                    Chevron Corp.........................................................        75,000       5,775,000
                    Exxon Corp...........................................................        77,400       4,735,912
                    Royal Dutch Petroleum Co., NY Registry Shares........................        60,000       3,251,250
                    Unocal Corp..........................................................        45,000       1,746,562
                                                                                                           -------------
                                                                                                             29,114,512
                                                                                                           -------------
                    FINANCE -- 19.6%
                    Banks -- 7.2%
                    Associated Banc Corp.................................................        55,000       3,031,875
                    Citicorp.............................................................        45,000       5,689,687
                    Crestar Financial Corp...............................................        30,000       1,710,000
                    First Commercial Corp................................................        44,438       2,605,184
                    First Union Corp.....................................................       136,000       6,970,000

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    Mercantile Bankshares Corp...........................................        73,000    $  2,856,125
                    NationsBank Corp.....................................................        73,000       4,439,313
                    State Street Corp....................................................        44,800       2,606,800
                    U.S. Bancorp.........................................................        22,000       2,462,625
                    Wilmington Trust Corp................................................        42,000       2,619,750

                    Financial Services -- 5.0%
                    American Express Co..................................................        81,000       7,229,250
                    Associates First Capital Corp., Class A..............................        46,000       3,271,750
                    Federal National Mortgage Association................................       144,000       8,217,000
                    Morgan Stanley, Dean Witter, Discover & Co...........................        92,400       5,463,150

                    Insurance -- 7.4%
                    Ace Ltd..............................................................        57,000       5,500,500
                    Allstate Corp........................................................        84,600       7,688,025
                    American International Group, Inc....................................        68,250       7,422,187
                    Frontier Insurance Group, Inc........................................       100,400       2,296,650
                    Marsh & McLennan Cos., Inc...........................................        27,000       2,013,188
                    Reinsurance Group America, Inc.......................................        48,150       2,049,384
                    Travelers Group, Inc.................................................       165,000       8,889,375
                                                                                                           -------------
                                                                                                             95,031,818
                                                                                                           -------------
                    HEALTHCARE -- 11.2%
                    Drugs -- 7.1%
                    American Home Products Corp..........................................        24,000       1,836,000
                    Covance, Inc.+.......................................................       125,000       2,484,375
                    Genzyme Corp.+.......................................................        80,000       2,220,000
                    Johnson & Johnson Co.................................................        15,000         988,125
                    Merck & Co., Inc.....................................................        38,000       4,037,500
                    Pfizer, Inc..........................................................       118,000       8,798,375
                    Pharmacia & Upjohn, Inc..............................................       121,600       4,453,600
                    Warner-Lambert Co....................................................        48,000       5,952,000
                    Zeneca Group PLC ADR.................................................        34,000       3,672,000

                    Health Services -- 2.0%
                    Columbia/HCA Healthcare Corp.........................................        75,000       2,221,875
                    Shared Medical Systems Corp..........................................        60,000       3,960,000
                    Tenet Healthcare Corp.+..............................................        23,200         768,500
                    United Healthcare Corp...............................................        58,800       2,921,625

                    Medical Products -- 2.1%
                    Abbott Laboratories, Inc.............................................        90,000       5,900,625
                    Biomet, Inc..........................................................        75,000       1,921,875
                    Life Technologies, Inc...............................................        77,000       2,560,250
                                                                                                           -------------
                                                                                                             54,696,725
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 12.8%
                    Aerospace & Military Technology -- 2.0%
                    Boeing Co............................................................       100,000       4,893,750
                    General Motors Corp., Class H+.......................................        40,000       1,477,500
                    United Technologies Corp.............................................        44,000       3,203,750

                    Business Services -- 3.4%
                    Avnet, Inc...........................................................        25,000       1,650,000
                    Dames & Moore, Inc...................................................       100,000       1,325,000
                    Foster Wheeler Corp..................................................        67,800       1,834,837
                    G & K Services, Inc., Class A........................................        79,000       3,318,000
                    Ionics, Inc.+........................................................        67,000       2,621,375

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services (continued)
                    Metromail Corp.+.....................................................       101,000    $  1,805,375
                    Tetra Tech, Inc.+....................................................        92,500       1,850,000
                    United States Rentals, Inc.+.........................................        96,000       2,256,000

                    Electrical Equipment -- 3.8%
                    General Electric Co..................................................       150,000      11,006,250
                    Hubbell, Inc., Class B...............................................        94,000       4,635,375
                    Littelfuse, Inc.+....................................................       108,000       2,686,500

                    Machinery -- 1.7%
                    Caterpillar, Inc.....................................................        56,600       2,748,637
                    Donaldson Co., Inc...................................................        55,000       2,478,437
                    MSC Industrial Direct Co., Inc. Class A+.............................         9,000         381,375
                    Paxar Corp.+.........................................................        87,000       1,288,688
                    UCAR International, Inc.+............................................        36,000       1,437,750

                    Multi-Industry -- 0.8%
                    Minnesota Mining & Manufacturing Co..................................        44,000       3,610,750

                    Transportation -- 1.1%
                    Air Express International Corp.......................................        91,500       2,790,750
                    Union Pacific Corp...................................................        43,000       2,684,813
                                                                                                           -------------
                                                                                                             61,984,912
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 6.5%
                    Broadcasting & Media -- 2.9%
                    ADVO, Inc.+..........................................................       105,000       2,047,500
                    Cox Communications, Inc., Class A+...................................        81,000       3,245,063
                    Disney (Walt) Co.....................................................        22,000       2,179,375
                    Gannett Co., Inc.....................................................       110,000       6,799,375

                    Entertainment Products -- 0.5%
                    Speedway Motorsports, Inc.+..........................................        90,000       2,233,125

                    Leisure & Tourism -- 3.1%
                    Landry's Seafood Restaurants, Inc.+..................................        50,000       1,200,000
                    McDonald's Corp......................................................        98,000       4,679,500
                    Mirage Resorts, Inc..................................................       130,000       2,957,500
                    Southwest Airlines Co................................................       247,500       6,094,687
                                                                                                           -------------
                                                                                                             31,436,125
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 19.0%
                    Communication Equipment -- 3.2%
                    3Com Corp.+..........................................................        28,000         978,250
                    Andrew Corp.+........................................................        54,000       1,296,000
                    Cisco Systems, Inc.+.................................................       135,000       7,526,250
                    Lucent Technologies, Inc.............................................        41,167       3,288,214
                    Motorola, Inc........................................................        40,000       2,282,500

                    Computers & Business Equipment -- 3.5%
                    Adaptec, Inc.+.......................................................        52,600       1,952,775
                    EMC Corp.+...........................................................       140,000       3,841,250
                    Hewlett-Packard Co...................................................        77,000       4,812,500
                    International Business Machines Corp.................................        60,000       6,273,750

                    Electronics -- 3.8%
                    AMP, Inc.............................................................        70,000       2,940,000
                    Analog Devices, Inc.+................................................       110,000       3,045,625
                    Dallas Semiconductor Corp............................................        59,000       2,404,250
                    Intel Corp...........................................................        70,000       4,917,500

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics (continued)
                    Maxim Integrated Products, Inc.+.....................................        42,000    $  1,449,000
                    Silicon Valley Group, Inc.+..........................................        80,000       1,810,000
                    Texas Instruments, Inc...............................................        40,000       1,800,000

                    Software -- 8.5%
                    American Management Systems, Inc.+...................................       123,000       2,398,500
                    Automatic Data Processing, Inc.......................................       112,000       6,874,000
                    BISYS Group, Inc.+...................................................        50,000       1,662,500
                    Cognos, Inc.+........................................................        90,000       2,070,000
                    Computer Sciences Corp...............................................        45,000       3,757,500
                    DST Systems, Inc.+...................................................        59,000       2,518,563
                    First Data Corp......................................................       100,000       2,925,000
                    Microsoft Corp.+.....................................................        60,000       7,755,000
                    PeopleSoft, Inc.+....................................................        62,000       2,418,000
                    Policy Management Systems Corp.+.....................................        52,000       3,617,250
                    Sterling Software, Inc.+.............................................        78,000       3,198,000
                    Synopsys, Inc.+......................................................        49,000       1,751,750
                    Systems & Computer Technology Corp.+.................................        12,000         595,500
                                                                                                           -------------
                                                                                                             92,159,427
                                                                                                           -------------
                    MATERIALS -- 3.2%
                    Chemicals -- 1.5%
                    du Pont (E.I.) de Nemours & Co.......................................        72,000       4,324,500
                    Minerals Technologies, Inc...........................................        61,000       2,771,687

                    Metals & Minerals -- 0.6%
                    Aluminum Co. of America..............................................        40,000       2,815,000

                    Paper Products -- 1.1%
                    Bemis Co., Inc.......................................................        23,000       1,013,438
                    Crown, Cork & Seal Co., Inc..........................................        40,000       2,005,000
                    International Paper Co...............................................        59,000       2,544,375
                                                                                                           -------------
                                                                                                             15,474,000
                                                                                                           -------------
                    UTILITIES -- 3.2%
                    Telephone -- 3.2%
                    AT&T Corp............................................................        64,000       3,920,000
                    Century Telephone Enterprises, Inc...................................        33,000       1,643,813
                    SBC Communications, Inc..............................................        87,000       6,372,750
                    WorldCom, Inc.+......................................................       120,000       3,630,000
                                                                                                           -------------
                                                                                                             15,566,563
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $311,550,840)......................                   466,622,126
                                                                                                           -------------


                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 3.8%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $18,295,000).......   $18,295,000      18,295,000
                                                                                                           -------------

                    TOTAL INVESTMENTS --
                      (cost $329,845,840)                       99.9%                                       484,917,126
                    Other assets less liabilities --             0.1                                            611,134
                                                               -----                                       -------------
                    NET ASSETS --                              100.0%                                      $485,528,260
                                                               =====                                       =============


              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                            COMMON STOCK -- 90.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 8.8%
                    Apparel & Textiles -- 0.4%
                    Tefron Ltd.+.........................................................       150,000    $  3,450,000

                    Retail -- 8.4%
                    Barnes & Noble, Inc.+................................................       400,000      13,350,000
                    Bed Bath & Beyond, Inc.+.............................................       400,000      15,400,000
                    Gadzooks, Inc.+......................................................       150,000       3,150,000
                    Gap, Inc.............................................................       400,000      14,175,000
                    Home Depot, Inc......................................................       195,000      11,480,625
                    Hot Topic, Inc.+.....................................................       130,500       2,968,875
                    Mercantile Stores Co., Inc...........................................       125,000       7,609,375
                                                                                                           -------------
                                                                                                             71,583,875
                                                                                                           -------------
                    CONSUMER STAPLES -- 1.5%
                    Food, Beverage & Tobacco -- 1.2%
                    American Italian Pasta Co., Class A+.................................       175,000       4,375,000
                    General Cigar Holdings, Inc., Class A+...............................       175,000       3,729,687
                    International Home Foods, Inc.+......................................        75,000       2,100,000

                    Household Products -- 0.3%
                    Revlon, Inc., Class A+...............................................        70,000       2,471,875
                                                                                                           -------------
                                                                                                             12,676,562
                                                                                                           -------------
                    ENERGY -- 5.7%
                    Energy Services -- 5.4%
                    ENSCO International, Inc.............................................       450,000      15,075,000
                    Noble Drilling Corp.+................................................       100,000       3,062,500
                    Santa Fe International Corp..........................................       150,900       6,139,744
                    Transocean Offshore, Inc.............................................       400,000      19,275,000

                    Energy Sources -- 0.3%
                    Vastar Resources, Inc................................................        76,400       2,731,300
                                                                                                           -------------
                                                                                                             46,283,544
                                                                                                           -------------
                    FINANCE -- 11.4%
                    Financial Services -- 5.6%
                    Interra Financial, Inc...............................................       140,000       9,660,000
                    Legg Mason, Inc......................................................       186,666      10,441,629
                    McDonald & Co. Investments, Inc......................................       170,000       4,823,750
                    Morgan Keegan, Inc...................................................       330,000       8,353,125
                    Piper Jaffray Cos., Inc..............................................       280,000      10,202,500
                    Raymond James Financial, Inc.........................................        65,000       2,579,688

                    Insurance -- 5.8%
                    Ace Ltd..............................................................       250,000      24,125,000
                    Allstate Corp........................................................       200,000      18,175,000
                    Transatlantic Holdings, Inc..........................................        67,500       4,826,250
                                                                                                           -------------
                                                                                                             93,186,942
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 13.3%
                    Drugs -- 7.2%
                    Eisai Co., Ltd.......................................................       575,000    $  8,763,498
                    Genzyme Corp.+.......................................................       475,000      13,181,250
                    Human Genome Sciences, Inc.+.........................................        40,000       1,590,000
                    Immunex Corp.+.......................................................       210,000      11,340,000
                    Pharmacia & Upjohn, Inc..............................................       170,000       6,226,250
                    Warner-Lambert Co....................................................        90,000      11,160,000
                    Zeneca Group PLC ADR.................................................        56,800       6,134,400

                    Health Services -- 4.6%
                    Beverly Enterprises, Inc.+...........................................       500,000       6,500,000
                    Columbia/HCA Healthcare Corp.........................................       280,000       8,295,000
                    IDX Systems Corp.+...................................................        90,000       3,330,000
                    Magellan Health Services, Inc.+......................................       200,000       4,300,000
                    MedPartners, Inc.+...................................................       400,000       8,950,000
                    Vencor, Inc.+........................................................       250,000       6,109,375

                    Medical Products -- 1.5%
                    Biomet, Inc..........................................................       200,000       5,125,000
                    Perkin-Elmer Corp....................................................        75,000       5,329,687
                    Physio-Control International Corp.+..................................       115,000       1,825,625
                                                                                                           -------------
                                                                                                            108,160,085
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 9.6%
                    Aerospace & Military Technology -- 2.9%
                    General Motors Corp., Class H+.......................................       100,000       3,693,750
                    Gulfstream Aerospace Corp.+..........................................       290,000       8,482,500
                    Loral Space & Communications Corp.+..................................       240,000       5,145,000
                    Precision Castparts Corp.............................................       100,000       6,031,250

                    Business Services -- 2.9%
                    American Residential Services, Inc.+.................................       150,000       2,343,750
                    Group Maintenance America Corp.+.....................................       186,000       3,127,125
                    Republic Industries, Inc.+(1)........................................       320,700       7,476,319
                    Select Appointments Holdings PLC ADR.................................       210,000       3,832,500
                    Service Experts, Inc.+...............................................       124,900       3,575,262
                    West TeleServices Corp.+.............................................       260,000       3,120,000

                    Electrical Equipment -- 2.4%
                    General Cable Corp.+.................................................       282,900      10,237,444
                    Honeywell, Inc.......................................................       140,000       9,590,000

                    Transportation -- 1.4%
                    Pittston Burlington Co...............................................       139,400       3,659,250
                    Werner Enterprises, Inc..............................................       380,000       7,790,000
                                                                                                           -------------
                                                                                                             78,104,150
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 13.5%
                    Broadcasting & Media -- 12.9%
                    CanWest Global Communications Corp...................................       197,200       3,549,600
                    Central European Media Enterprises Ltd., Class A+....................       140,000       3,535,000
                    EchoStar Communications Corp., Class A+..............................       180,000       3,015,000
                    Jacor Communications, Inc.+..........................................       225,000      11,953,125
                    Lamar Advertising Co., Class A.......................................       150,000       5,962,500
                    LodgeNet Entertainment Corp.+........................................       181,100       1,992,100
                    Metro Networks, Inc.+................................................       145,000       4,748,750
                    MetroNet Communications Corp., Class B+..............................        46,200         802,725
                    NTL, Inc.+...........................................................       146,666       4,088,315
                    Outdoor Systems, Inc.+...............................................       287,925      11,049,122
                    Pulitzer Publishing Co...............................................        92,766       5,826,864
                    Scripps (E.W) Co., Class A...........................................        70,000       3,390,625

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Broadcasting & Media (continued)
                    Tele-Communications Liberty Media Group, Class A+....................       700,000    $ 25,375,000
                    Universal Outdoor Holdings, Inc.+....................................       163,000       8,476,000
                    Viacom, Inc., Class B+...............................................       170,000       7,044,375
                    Young Broadcasting, Inc., Class A+...................................       100,000       3,875,000

                    Leisure & Tourism -- 0.6%
                    American Skiing Co.+.................................................       200,200       2,977,975
                    Virgin Express Holdings PLC ADR+.....................................       102,800       2,133,100
                                                                                                           -------------
                                                                                                            109,795,176
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 24.1%
                    Communication Equipment -- 3.6%
                    3Com Corp.+..........................................................       175,000       6,114,063
                    APT Satellite Holdings Ltd. ADR+.....................................       150,000       1,762,500
                    CIENA Corp.+.........................................................        67,800       4,144,275
                    Gilat Satellite Networks Ltd.+.......................................       125,000       3,578,125
                    Larscom, Inc., Class A+..............................................       150,000       1,425,000
                    Natural Microsystems Corp.+..........................................        90,000       4,185,000
                    NICE Systems Ltd. ADR+...............................................       160,000       6,720,000
                    Teledata Communications, Inc.+.......................................        75,000       1,368,750

                    Computers & Business Equipment -- 3.7%
                    Adaptec, Inc.+.......................................................       150,000       5,568,750
                    Discreet Logic, Inc.+................................................       150,000       3,290,625
                    EMC Corp.+...........................................................       650,000      17,834,375
                    Splash Technology Holdings, Inc.+....................................       150,000       3,375,000

                    Electronics -- 4.4%
                    Analog Devices, Inc.+................................................       267,300       7,400,869
                    Peak International Ltd.+.............................................        37,500         782,813
                    Philips Electronics NV-NY Shares.....................................       350,000      21,175,000
                    Xilinx, Inc.+........................................................       175,000       6,135,937

                    Software -- 12.4%
                    BA Merchants Services, Inc., Class A+................................       199,400       3,539,350
                    BISYS Group, Inc.+...................................................       360,000      11,970,000
                    BMC Software, Inc....................................................       170,000      11,156,250
                    Computer Sciences Corp...............................................       190,000      15,865,000
                    DST Systems, Inc.+...................................................       200,000       8,537,500
                    Electronic Arts, Inc.+...............................................       200,000       7,562,500
                    First Data Corp......................................................       315,000       9,213,750
                    Omtool Ltd.+.........................................................       170,000       1,742,500
                    Parametric Technology Corp.+.........................................       225,000      10,659,375
                    Policy Management Systems Corp.+.....................................        75,000       5,217,187
                    Rational Software Corp.+.............................................       150,000       1,706,250
                    Sterling Software, Inc.+.............................................       340,000      13,940,000
                                                                                                           -------------
                                                                                                            195,970,744
                                                                                                           -------------
                    REAL ESTATE -- 1.0%
                    Real Estate Companies -- 1.0%
                    Security Capital Group, Inc., Class B+...............................       254,100       8,258,250
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 1.2%
                    Telephone -- 1.2%
                    Teleport Communications Group Inc., Class A+.........................        70,000    $  3,841,250
                    WorldCom, Inc.+......................................................       200,000       6,050,000
                                                                                                           -------------
                                                                                                              9,891,250
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $559,045,302)...............................                   733,910,578
                                                                                                           -------------
                                           PREFERRED STOCK -- 0.7%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.7%
                    Broadcasting & Media -- 0.7%
                    News Corp., Ltd. ADR (cost $4,691,342)...............................       300,000       5,962,500
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $563,736,644)......................                   739,873,078
                                                                                                           -------------
                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 10.6%                                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $86,080,000).................................................   $86,080,000      86,080,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $649,816,644)                            101.4%                                 825,953,078
                    Liabilities in excess of other assets --          (1.4)                                 (11,642,012)
                                                                     -----                                 -------------
                    NET ASSETS --                                    100.0%                                $814,311,066
                                                                     =====                                 =============


              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipt

              (1) At December 31, 1997 the Portfolio held a restricted security amounting to 0.9% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the following security:

                                                                                   VALUATION
                                                                                     AS OF
                                                           DATE OF       UNIT     DECEMBER 31,
                     DESCRIPTION                         ACQUISITION     COST         1997
                     -----------                         -----------    -------   ------------
                      Republic Industries, Inc.            1/17/97      $33.59      $23.3125

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                             COMMON STOCK -- 92.4%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 30.3%
                    Energy Sources -- 30.3%
                    Alberta Energy Co., Ltd................................................       40,000    $   776,740
                    Amerada Hess Corp......................................................       24,390      1,338,401
                    Anadarko Petroleum Corp................................................       10,000        606,875
                    Apex Silver Mines Ltd.+................................................       17,500        223,125
                    Barrett Resources Corp.+...............................................       30,000        907,500
                    Chevron Corp...........................................................       20,000      1,540,000
                    Enron Oil & Gas Co.....................................................       20,600        436,463
                    Norsk Hydro ASA ADR....................................................       30,000      1,530,000
                    Northstar Energy Corp.+................................................       30,000        209,930
                    PanCanadian Petroleum Ltd..............................................       60,000        955,180
                    Poco Petroleum Ltd.+...................................................       60,000        529,023
                    Pogo Producing Co......................................................       15,000        442,500
                    Talisman Energy, Inc.+.................................................       27,000        812,428
                    Total SA ADR...........................................................       23,193      1,287,211
                    Ultramar Diamond Shamrock Corp.+.......................................       20,200        643,875
                    Unocal Corp............................................................       14,020        544,151
                    Vastar Resources, Inc..................................................       30,000      1,072,500
                    YPF Sociedad Anonima ADR...............................................       38,000      1,299,125
                                                                                                            -----------
                                                                                                             15,155,027
                                                                                                            -----------
                    MATERIALS -- 51.8%
                    Metals & Minerals -- 41.1%
                    Alcan Aluminium Ltd....................................................       15,000        414,375
                    Alumax, Inc.+..........................................................       20,200        686,800
                    Aluminum Co. of America................................................       17,600      1,238,600
                    Ashanti Goldfields Co., Ltd. GDR.......................................      111,064        832,980
                    Barrick Gold Corp......................................................       80,000      1,490,000
                    Billiton PLC+*.........................................................      481,400      1,233,491
                    Carbide/Graphite Group, Inc.+..........................................       42,100      1,420,875
                    Companhia Vale do Rio Doce ADR.........................................       51,000      1,033,260
                    EASCO, Inc.............................................................       59,000        781,750
                    Freeport-McMoRan Copper & Gold, Inc. Class A...........................       72,900      1,116,281
                    Freeport-McMoRan Copper & Gold, Inc., Class B..........................       10,000        157,500
                    Hecla Mining Co.+......................................................       17,300         85,419
                    Newcrest Mining Ltd....................................................       95,953        104,437
                    Newmont Gold Co........................................................       22,600        673,763
                    Newmont Mining Corp....................................................       88,150      2,589,406
                    Normandy Mining Ltd....................................................      926,155        899,396
                    Phelps Dodge Corp......................................................       21,500      1,338,375
                    Placer Dome, Inc.......................................................       90,000      1,141,875
                    Rio Tinto PLC+.........................................................       30,083        370,832
                    Stillwater Mining Co.+.................................................       36,750        615,563
                    Titanium Metals Corp.+.................................................       38,000      1,097,250
                    TVX Gold, Inc.+........................................................      133,000        448,875
                    UCAR International, Inc.+..............................................       20,750        828,703

                    Paper Products -- 10.7%
                    Bowater, Inc...........................................................       14,000        622,125
                    International Paper Co.................................................       15,000        646,875

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Paper Products (continued)
                    Jefferson Smurfit Corp.+...............................................       40,000    $   565,000
                    Temple-Inland, Inc.....................................................       14,500        758,531
                    Weyerhaeuser Co........................................................       30,000      1,471,875
                    Willamette Industries, Inc.............................................       40,000      1,287,500
                                                                                                            -----------
                                                                                                             25,951,712
                                                                                                            -----------
                    REAL ESTATE -- 10.3%
                    Real Estate Investment Trusts -- 10.3%
                    CarrAmerica Realty Corp................................................       33,300      1,055,194
                    Security Capital Pacific Trust.........................................       40,000        970,000
                    Spieker Properties, Inc................................................       24,000      1,029,000
                    Starwood Lodging Trust.................................................       18,500      1,070,687
                    Urban Shopping Centers, Inc............................................       29,400      1,025,325
                                                                                                            -----------
                                                                                                              5,150,206
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $47,274,317)..................................                  46,256,945
                                                                                                            -----------

                                               WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 0.0%
                    Real Estate Investment Trusts -- 0.0%
                    Security Capital Group, Inc., Class B 9/18/98 (cost $18,682)...........        2,105         11,051
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $47,292,999).........................                  46,267,996
                                                                                                            -----------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 5.6%                           AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $2,800,000)..........   $2,800,000      2,800,000
                                                                                                            -----------

                    TOTAL INVESTMENTS --
                      (cost $50,092,999)                                 98.0%                               49,067,996
                    Other assets less liabilities --                      2.0                                   985,936
                                                                        -----                               -----------
                    NET ASSETS --                                       100.0%                              $50,053,932
                                                                        =====                               ===========

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                            COMMON STOCK -- 59.5%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.4%
                    Retail -- 4.4%
                    CVS Corp..............................................................       28,000    $  1,793,750
                    Gap, Inc..............................................................       37,500       1,328,906
                    Home Depot, Inc.......................................................       25,000       1,471,875
                    Wal-Mart Stores, Inc..................................................       45,000       1,774,688
                                                                                                              6,369,219
                    CONSUMER STAPLES -- 5.9%
                    Food, Beverage & Tobacco -- 2.1%
                    Coca-Cola Co..........................................................       15,000         999,375
                    Nabisco Holdings Corp., Class A.......................................       20,000         968,750
                    PepsiCo, Inc..........................................................       30,000       1,093,125

                    Household Products -- 3.8%
                    Estee Lauder Cos., Inc., Class A......................................       24,000       1,234,500
                    Gillette Co...........................................................       12,000       1,205,250
                    Kimberly-Clark Corp...................................................       30,000       1,479,375
                    Procter & Gamble Co...................................................       20,000       1,596,250
                                                                                                              8,576,625
                    ENERGY -- 4.2%
                    Energy Services -- 1.3%
                    Schlumberger Ltd......................................................       24,000       1,932,000

                    Energy Sources -- 2.9%
                    Amoco Corp............................................................       17,000       1,447,125
                    Chevron Corp..........................................................       15,000       1,155,000
                    Exxon Corp............................................................       27,000       1,652,063
                                                                                                              6,186,188
                    FINANCE -- 13.1%
                    Banks -- 4.2%
                    Citicorp..............................................................       14,000       1,770,125
                    First Union Corp......................................................       36,000       1,845,000
                    U.S. Bancorp..........................................................       22,000       2,462,625

                    Financial Services -- 3.8%
                    American Express Co...................................................       25,000       2,231,250
                    Federal National Mortgage Association.................................       33,000       1,883,062
                    Merrill Lynch & Co., Inc..............................................       20,000       1,458,750

                    Insurance -- 5.1%
                    Allstate Corp.........................................................       30,000       2,726,250
                    American International Group, Inc.....................................       14,500       1,576,875
                    Marsh & McLennan Cos., Inc............................................       20,000       1,491,250
                    Travelers Group, Inc..................................................       30,000       1,616,250
                                                                                                             19,061,437
                    HEALTHCARE -- 8.7%
                    Drugs -- 6.1%
                    American Home Products Corp...........................................       25,000       1,912,500
                    Bristol-Myers Squibb Co...............................................       10,000         946,250
                    Johnson & Johnson Co..................................................       26,000       1,712,750

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Drugs (continued)
                    Merck & Co., Inc......................................................       13,000    $  1,381,250
                    Pfizer, Inc...........................................................       26,000       1,938,625
                    Warner-Lambert Co.....................................................        8,000         992,000

                    Health Services -- 0.6%
                    Columbia/HCA Healthcare Corp..........................................       30,000         888,750

                    Medical Products -- 2.0%
                    Abbott Laboratories, Inc..............................................       30,000       1,966,875
                    Perkin-Elmer Corp.....................................................       14,000         994,875
                                                                                                             12,733,875
                    INDUSTRIAL & COMMERCIAL -- 4.5%
                    Business Services -- 0.8%
                    Hertz Corp., Class A..................................................       30,000       1,207,500

                    Electrical Equipment -- 2.0%
                    General Electric Co...................................................       40,000       2,935,000

                    Machinery -- 0.7%
                    Caterpillar, Inc......................................................       22,000       1,068,375

                    Transportation -- 1.0%
                    Union Pacific Corp....................................................       22,000       1,373,625
                                                                                                              6,584,500
                    INFORMATION & ENTERTAINMENT -- 4.5%
                    Broadcasting & Media -- 2.5%
                    Disney (Walt) Co......................................................       12,000       1,188,750
                    Gannett Co., Inc......................................................       40,000       2,472,500

                    Leisure & Tourism -- 2.0%
                    McDonald's Corp.......................................................       40,000       1,910,000
                    Mirage Resorts, Inc...................................................       40,000         910,000
                                                                                                              6,481,250
                    INFORMATION TECHNOLOGY -- 10.8%
                    Communication Equipment -- 2.1%
                    Cisco Systems, Inc.+..................................................       18,000       1,003,500
                    Lucent Technologies, Inc..............................................       12,315         983,661
                    Motorola, Inc.........................................................       18,000       1,027,125

                    Computers & Business Equipment -- 2.9%
                    EMC Corp.+............................................................       40,000       1,097,500
                    International Business Machines Corp..................................       16,000       1,673,000
                    Xerox Corp............................................................       20,000       1,476,250

                    Electronics -- 1.5%
                    Analog Devices, Inc.+.................................................       45,000       1,245,937
                    Intel Corp............................................................       13,000         913,250

                    Software -- 4.3%
                    Automatic Data Processing, Inc........................................       20,000       1,227,500
                    Computer Sciences Corp................................................       20,000       1,670,000
                    First Data Corp.......................................................       36,000       1,053,000
                    Microsoft Corp.+......................................................       12,000       1,551,000
                    PeopleSoft, Inc.+.....................................................       20,000         780,000
                                                                                                             15,701,723
                    MATERIALS -- 0.8%
                    Chemicals -- 0.8%
                    du Pont (E.I.) de Nemours & Co........................................       20,000       1,201,250

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 2.6%
                    Electric Utilities -- 0.7%
                    Duke Energy Corp......................................................       18,000    $    996,750

                    Telephone -- 1.9%
                    SBC Communications, Inc...............................................       25,000       1,831,250
                    WorldCom, Inc.+.......................................................       30,000         907,500
                                                                                                              3,735,500
                    TOTAL COMMON STOCK (cost $57,832,342).................................                   86,631,567
                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 37.2%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 2.0%
                    Aesop Funding II LLC 6.22% 2001*......................................   $1,000,000       1,003,660
                    Honda Auto Receivables Trust 5.95% 2003...............................      923,199         922,977
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000............       93,444          93,020
                    Nissan Auto Receivables Grantor 6.15% 2003............................      930,293         935,758
                                                                                                              2,955,415
                    ENERGY -- 1.0%
                    Husky Oil Ltd. 7.13% 2006.............................................    1,000,000       1,015,030
                    Mobil Oil Corp. 9.17% 2000............................................      390,000         403,997
                                                                                                              1,419,027
                    FINANCE -- 5.4%
                    Bankers Trust New York Corp. 8.25% 2005...............................    1,000,000       1,092,261
                    First Financial Caribbean Corp. 7.84% 2006............................      450,000         473,063
                    Fleet Mortgage Group, Inc. 6.50% 2000.................................    1,000,000       1,007,010
                    General Electric Capital Corp. 6.50% 2006.............................    1,000,000       1,016,170
                    General Motors Acceptance Corp. 5.63% 2001............................    1,000,000         985,830
                    Lumbermans Mutual Casualty Co. 9.15% 2026*............................    1,000,000       1,156,550
                    Security Benefit Life Co. 8.75% 2016*.................................    1,000,000       1,122,860
                    United States West Capital Funding, Inc. 7.30% 2007...................    1,000,000       1,035,090
                                                                                                              7,888,834
                    INDUSTRIAL & COMMERCIAL -- 2.2%
                    Clear Channel Communications, Inc. 7.25% 2027.........................    1,000,000       1,008,880
                    Northrop Grumman Corp. 8.63% 2004.....................................    1,000,000       1,118,100
                    TCI Communications, Inc. 6.88% 2006...................................    1,000,000       1,003,680
                                                                                                              3,130,660
                    MORTGAGE-RELATED SECURITIES -- 1.7%
                    Asset Securitization Corp. 7.49% 2027.................................    1,000,000       1,069,219
                    CS First Boston Corp. 7.24% 2029(1)...................................    1,000,000       1,047,031
                    CS First Boston Mortgage 6.40% 2035(1)................................      425,000         426,195
                                                                                                              2,542,445
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.8%
                    Quebec Province Canada 8.80% 2003.....................................    1,500,000       1,663,140
                    Republic of Lithuania 7.13% 2002*(1)..................................    1,000,000         947,500
                                                                                                              2,610,640
                    U.S. GOVERNMENT & AGENCIES -- 21.8%
                    Federal Home Loan Mortgage Corp. 6.50% 2010 - 2026....................    8,997,476       8,977,256
                    Federal Home Loan Mortgage Corp. 7.00% 2011...........................    2,397,173       2,441,616
                    Federal Home Loan Mortgage Corp. 8.50% 2001...........................    1,157,024       1,169,495
                    Government National Mortgage Association 6.50% 2023...................    4,020,498       3,979,006
                    United States Treasury Bonds 7.63% 2022...............................    6,000,000       7,224,360

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Bonds 10.38% 2012..............................   $3,000,000    $  3,986,250
                    United States Treasury Notes 6.00% 1999...............................    4,000,000       4,020,000
                                                                                                             31,797,983
                    UTILITIES -- 1.3%
                    Korea Telecom 7.63% 2007..............................................    1,000,000         715,070
                    Niagara Mohawk Power Corp. 5.88% 2002.................................    1,250,000       1,226,367
                                                                                                              1,941,437
                    TOTAL BONDS & NOTES (cost $53,106,923)................................                   54,286,441
                    TOTAL INVESTMENT SECURITIES (cost $110,939,265).......................                  140,918,008
                                        SHORT-TERM SECURITIES -- 0.2%
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.2%
                    United States Treasury Bills 5.21% due 6/4/98
                        (cost $268,877)...................................................      275,000         268,899
                                         REPURCHASE AGREEMENT -- 2.8%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account@ (Note 3)
                      (cost $4,045,000)...................................................    4,045,000        4,045,000
                    TOTAL INVESTMENTS --
                    (cost $115,253,142)                                 99.7%                                145,231,907
                    Other assets less liabilities --                     0.3                                     453,527
                                                                      ------
                    NET ASSETS --                                      100.0%                               $145,685,434
                                                                      ======

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              (1) Fair valued security; see Note 2
              @ The security or a portion thereof represents collateral for the following open futures contracts:



                    OPEN FUTURES CONTRACTS
                    -------------------------------------------------------------------------------------------------------------
                    NUMBER OF                                    EXPIRATION      VALUE AT         VALUE AS OF         UNREALIZED
                    CONTRACTS             DESCRIPTION               DATE        TRADE DATE     DECEMBER 31, 1997     APPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                     9 Long       Standard & Poor's 500 Index    March 1998      $2,161,125       $ 2,202,975          $ 41,850
                                                                                                                     ===========

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1997

                                             COMMON STOCK -- 38.6%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 15.9%
                    Aerospace & Military Technology -- 0.3%
                    Gulfstream Aerospace Corp.+............................................        5,500    $   160,875

                    Banks -- 0.0%
                    Metro Bank & Trust Co..................................................        4,200         28,259

                    Broadcasting & Media -- 2.9%
                    Central European Media Enterprises, Ltd., Class A+.....................        3,500         88,375
                    Jacor Communications, Inc.+............................................        4,000        212,500
                    Larscom Inc., Class A..................................................        5,000         47,500
                    LodgeNet Entertainment Corp.+..........................................        7,100         78,100
                    Metro Networks, Inc.+..................................................        2,500         81,875
                    Outdoor Systems, Inc.+.................................................        6,000        230,250
                    Pulitzer Publishing Co.................................................        2,000        125,625
                    Scripps (E.W) Co., Class A.............................................        1,500         72,656
                    Tele-Communications Liberty Media Group, Inc., Series A+...............        8,000        290,000
                    Universal Outdoor Holdings, Inc.+......................................        3,000        156,000
                    Viacom, Inc., Class B+.................................................        2,000         82,875
                    Young Broadcasting, Inc., Class A+.....................................        2,000         77,500

                    Business Services -- 0.8%
                    Republic Industries, Inc.+.............................................        4,000         93,250
                    Select Appointments Holdings PLC ADR...................................        5,000         91,250
                    Service Experts, Inc.+.................................................        4,000        114,500
                    West TeleServices Corp.+...............................................       12,300        147,600

                    Communication Equipment -- 0.9%
                    3Com Corp.+............................................................        2,500         87,344
                    CIENA Corp.+...........................................................        1,000         61,125
                    Gilat Satellite Networks Ltd.+.........................................        3,000         85,875
                    NICE Systems Ltd. ADR+.................................................        3,500        147,000
                    NTL, Inc.+.............................................................        3,000         83,625

                    Computers & Business Equipment -- 0.9%
                    Adaptec, Inc.+.........................................................        1,000         37,125
                    Discreet Logic, Inc.+..................................................       11,000        241,312
                    EMC Corp.+.............................................................        5,000        137,188
                    Splash Technology Holdings, Inc.+......................................        2,100         47,250

                    Drugs -- 1.3%
                    Eisai Co., Ltd.........................................................        5,999         91,422
                    Genzyme Corp.+.........................................................        8,500        235,875
                    Human Genome Sciences, Inc.+...........................................        1,000         39,750
                    Immunex Corp.+.........................................................        2,400        129,600
                    Pharmerica Inc.........................................................            1              5
                    Warner-Lambert Co......................................................        1,000        124,003
                    Zeneca Group PLC ADR...................................................          900         97,200

                    Electric Utilities -- 0.1%
                    Manila Electric Co.....................................................       15,000         49,630

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electrical Equipment -- 0.3%
                    General Cable Corp.+...................................................        4,000    $   144,750

                    Electronics -- 0.4%
                    Philips Electronics NV-NY Shares.......................................        3,600        217,800

                    Energy Services -- 0.8%
                    ENSCO International, Inc...............................................        6,000        201,000
                    Santa Fe International Corp............................................        2,000         81,375
                    Transocean Offshore, Inc...............................................        3,000        144,562

                    Energy Sources -- 0.0%
                    Vastar Resources, Inc..................................................          300         10,725

                    Financial Services -- 1.6%
                    Interra Financial, Inc.................................................        3,000        207,000
                    Legg Mason, Inc........................................................        1,333         74,564
                    McDonald & Co. Investments, Inc........................................        3,000         85,125
                    Morgan Keegan, Inc.....................................................        8,000        202,500
                    Piper Jaffray Cos., Inc................................................        8,500        309,719

                    Health Services -- 0.4%
                    Beverly Enterprises, Inc.+.............................................        5,000         65,000
                    Columbia/HCA Healthcare Corp...........................................        3,000         88,875
                    MedPartners, Inc.+.....................................................        3,500         78,313

                    Insurance -- 1.1%
                    Ace Ltd................................................................        3,500        337,750
                    Allstate Corp. ........................................................        2,500        227,165

                    Leisure & Tourism -- 0.1%
                    Virgin Express Holdings PLC ADR+.......................................        3,700         76,775

                    Real Estate Companies -- 0.3%
                    Security Capital Group, Inc., Class B+.................................        4,500        146,250

                    Retail -- 0.9%
                    Bed Bath & Beyond, Inc.+...............................................        6,000        231,000
                    Gap, Inc...............................................................        3,500        124,024
                    Hot Topic, Inc.+.......................................................        4,500        102,375

                    Software -- 2.4%
                    BA Merchants Services, Inc., Class A+..................................        2,000         35,500
                    BISYS Group, Inc.+.....................................................        5,000        166,250
                    BMC Software, Inc.+....................................................        4,000        262,500
                    DST Systems, Inc.+.....................................................        3,000        128,062
                    Electronic Arts, Inc.+.................................................        4,000        151,250
                    Omtool Ltd.+...........................................................       14,000        143,500
                    Parametric Technology Corp.+...........................................        2,500        118,438
                    Policy Management Systems Corp.+.......................................        1,500        104,344
                    Sterling Software, Inc.+...............................................        4,000        164,000

                    Telephone -- 0.2%
                    Teleport Communications Group Inc., Class A+...........................        1,500         82,313

                    Transportation -- 0.2%
                    Werner Enterprises, Inc................................................        6,000        123,000
                                                                                                            -----------
                                                                                                              8,510,123
                                                                                                            -----------
                    CORE EQUITY -- 22.7%
                    Banks -- 1.4%
                    Citicorp...............................................................        2,200        278,163
                    First Union Corp.......................................................        4,000        205,000
                    U.S. Bancorp...........................................................        2,300        257,456

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Broadcasting & Media -- 1.0%
                    Disney (Walt) Co.......................................................        1,500    $   148,594
                    EchoStar Communications Corp., Class A+................................        5,500         92,125
                    Gannett Co., Inc.......................................................        5,000        309,062

                    Business Services -- 0.3%
                    Hertz Corp., Class A...................................................        4,000        161,000

                    Chemicals -- 0.3%
                    du Pont (E.I.) de Nemours & Co.........................................        3,000        180,188

                    Communication Equipment -- 0.9%
                    Cisco Systems, Inc.+...................................................        3,000        167,250
                    Lucent Technologies, Inc...............................................        2,138        170,773
                    Motorola, Inc..........................................................        2,500        142,656

                    Computers & Business Equipment -- 1.1%
                    EMC Corp.+.............................................................        5,000        137,188
                    International Business Machines Corp...................................        2,600        271,862
                    Xerox Corp.............................................................        2,500        184,531

                    Drugs -- 2.4%
                    American Home Products Corp............................................        3,000        229,500
                    Bristol-Myers Squibb Co................................................        1,500        141,937
                    Johnson & Johnson Co...................................................        4,000        263,500
                    Merck & Co., Inc.......................................................        2,000        212,500
                    Pfizer, Inc............................................................        3,000        223,687
                    Pharmacia & Upjohn, Inc................................................        2,500         91,563
                    Warner-Lambert Co......................................................        1,100        136,398

                    Electrical Equipment -- 0.7%
                    General Electric Co....................................................        5,400        396,225

                    Electronics -- 0.5%
                    Analog Devices, Inc.+..................................................        5,000        138,438
                    Intel Corp.............................................................        1,500        105,375

                    Energy Services -- 0.5%
                    Schlumberger Ltd.......................................................        3,000        241,500

                    Energy Sources -- 1.1%
                    Amoco Corp.............................................................        2,000        170,250
                    Chevron Corp...........................................................        2,500        192,500
                    Exxon Corp.............................................................        3,500        214,156

                    Financial Services -- 1.5%
                    American Express Co....................................................        3,500        312,375
                    Federal National Mortgage Association..................................        4,500        256,781
                    Merrill Lynch & Co., Inc...............................................        3,000        218,813

                    Food, Beverage & Tobacco -- 0.8%
                    Coca-Cola Co...........................................................        2,000        133,250
                    Nabisco Holdings Corp., Class A........................................        3,000        145,312
                    PepsiCo, Inc...........................................................        4,000        145,750

                    Health Services -- 0.3%
                    Columbia/HCA Healthcare Corp...........................................        5,000        148,125

                    Household Products -- 1.6%
                    Estee Lauder Cos., Inc., Class A.......................................        4,000        205,750
                    Gillette Co............................................................        2,000        200,875
                    Kimberly-Clark Corp....................................................        5,000        246,562
                    Procter & Gamble Co....................................................        2,400        191,550

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Insurance -- 1.8%
                    Allstate Corp..........................................................        3,000    $   272,648
                    American International Group, Inc......................................        2,300        250,125
                    Marsh & McLennan Cos., Inc.............................................        2,600        193,863
                    Travelers Group, Inc...................................................        4,500        242,437

                    Leisure & Tourism -- 0.9%
                    McDonald's Corp........................................................        6,000        286,500
                    Mirage Resorts, Inc....................................................        8,000        182,000

                    Machinery -- 0.2%
                    Caterpillar, Inc.......................................................        2,500        121,406

                    Medical Products -- 0.9%
                    Abbott Laboratories, Inc...............................................        4,500        295,031
                    Perkin-Elmer Corp......................................................        2,500        177,656

                    Retail -- 1.7%
                    CVS Corp...............................................................        4,000        256,250
                    Gap, Inc...............................................................        6,000        212,632
                    Home Depot, Inc........................................................        3,700        217,838
                    Wal-Mart Stores, Inc...................................................        6,000        236,625

                    Software -- 1.8%
                    Automatic Data Processing, Inc.........................................        3,000        184,125
                    Computer Sciences Corp.................................................        3,200        267,200
                    First Data Corp........................................................        6,000        175,500
                    Microsoft Corp.+.......................................................        1,800        232,650
                    PeopleSoft, Inc.+......................................................        2,500         97,500

                    Telephone -- 0.6%
                    SBC Communications, Inc................................................        3,000        219,750
                    WorldCom, Inc.+........................................................        3,500        105,875

                    Transportation -- 0.4%
                    Union Pacific Corp.....................................................        3,000        187,313
                                                                                                            -----------
                                                                                                             12,083,444
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $14,341,996)..................................                  20,593,567
                                                                                                            -----------

                                            PREFERRED STOCK -- 0.8%
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.3%
                    Finance -- 0.3%
                    Superior National Insurance Group, Inc. 10.75%*(1).....................          140        143,500
                    BRAZIL -- 0.3%
                    Broadcasting & Media -- 0.0%
                    Telecomunicacoes de Sao Paulo SA.......................................      132,000         35,126

                    Electric Utilities -- 0.1%
                    Cemig Cia Energy MG....................................................    1,063,900         46,224

                    Energy Sources -- 0.1%
                    Petroleo Brasileiros SA................................................      314,000         73,432

                    Utilities -- 0.1%
                    Cia Riograndense Telecomunicacoes......................................       28,900         35,606
                                                                                                            -----------
                                                                                                                190,388
                                                                                                            -----------

---------------------

                                          PREFERRED STOCK (continued)                           SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 0.2%
                    Retail -- 0.2%
                    Hornbach Holding AG....................................................        1,300    $    89,969
                                                                                                            -----------
                    TOTAL PREFERRED STOCK (cost $405,369)..................................                     423,857
                                                                                                            -----------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 25.2%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
                    Argo-Tech Corp. 8.63% 2007*............................................   $   50,000         49,875
                    K & F Industries, Inc. 9.25% 2007*.....................................       50,000         51,250
                    Moog, Inc., Class B 10.00% 2006........................................       50,000         55,000
                                                                                                            -----------
                                                                                                                156,125
                                                                                                            -----------
                    AUTOMOTIVE -- 0.6%
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,875
                    Johnstown America Industries, Inc. 11.75% 2005.........................       85,000         93,287
                    Key Plastics, Inc., Class B 10.25% 2007................................      100,000        106,000
                    Lear Corp. 9.50% 2006..................................................      100,000        110,000
                                                                                                            -----------
                                                                                                                337,162
                                                                                                            -----------
                    CABLE -- 0.5%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000        106,000
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       50,000         54,875
                    Tele-Communications, Inc. 9.25% 2023...................................      100,000        110,787
                                                                                                            -----------
                                                                                                                271,662
                                                                                                            -----------
                    CHEMICALS -- 0.5%
                    Freedom Chemical Co. 10.63% 2006.......................................       50,000         55,000
                    Huntsman Polymers Corp. 11.75% 2004....................................       25,000         28,031
                    Pioneer Americas Acquisition Corp., Class B 9.25% 2007.................      100,000        100,000
                    Sovereign Specialty Chemicals, Inc. 9.50% 2007*........................       50,000         51,375
                    Texas Petrochemicals Corp. 11.13% 2006.................................       35,000         37,800
                                                                                                            -----------
                                                                                                                272,206
                                                                                                            -----------
                    COMMUNICATIONS & MEDIA -- 0.6%
                    EchoStar DBS Corp. 12.50% 2002.........................................       45,000         49,162
                    Muzak L.P. 10.00% 2003.................................................      100,000        104,250
                    Young Broadcasting, Inc. 9.00% 2006....................................       50,000         50,000
                    Young Broadcasting, Inc. 11.75% 2004...................................      100,000        111,250
                                                                                                            -----------
                                                                                                                314,662
                                                                                                            -----------
                    CONSUMER DISCRETIONARY -- 0.1%
                    Standard Pacific Corp. 8.50% 2007......................................       70,000         69,913
                                                                                                            -----------
                    ENERGY -- 1.4%
                    Petroleos Mexicanos 8.85% 2007.........................................      250,000        247,670
                    Phillips Petroleum Co. 9.18% 2021......................................      250,000        279,742
                    Plains Resources, Inc., Class B 10.25% 2006............................      100,000        107,750
                    Pride Petroleum Services, Inc. 9.38% 2007..............................       30,000         32,250
                    Transportadora De Gas 10.25% 2001......................................      100,000        104,750
                                                                                                            -----------
                                                                                                                772,162
                                                                                                            -----------
                    FINANCE -- 0.6%
                    First Nationwide Parent Holdings 12.50% 2003...........................      100,000        113,500
                    Pindo Deli Finance Mauritius Ltd. 10.75% 2007..........................      100,000         85,750
                    Western Financial Savings Bank 8.88% 2007..............................      150,000        144,750
                                                                                                            -----------
                                                                                                                344,000
                                                                                                            -----------

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FOOD & LODGING -- 0.2%
                    Aurora Foods, Inc. 9.88% 2007..........................................   $   25,000    $    26,313
                    Del Monte Foods Co. zero coupon 2007*(2)...............................      100,000         57,625
                                                                                                            -----------
                                                                                                                 83,938
                                                                                                            -----------
                    GAMING -- 0.3%
                    Fitzgeralds Gaming Corp. 12.25% 2004*..................................       35,000         35,263
                    Hollywood Casino, Inc. 12.75% 2003.....................................      100,000        107,250
                                                                                                            -----------
                                                                                                                142,513
                                                                                                            -----------
                    HEALTHCARE -- 0.3%
                    Owens & Minor, Inc. 10.88% 2006........................................       60,000         66,600
                    Vencor, Inc. 8.63% 2007................................................       75,000         74,813
                                                                                                            -----------
                                                                                                                141,413
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL -- 0.7%
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................      100,000        112,500
                    Globo Comunicacoes SA 10.50% 2006*.....................................      100,000         95,000
                    Graphic Controls Corp., Class A 12.00% 2005............................       50,000         55,813
                    International Wire Group, Inc., Class B 11.75% 2005....................       90,000         98,775
                    Scotsman Group, Inc. 8.63% 2007........................................       35,000         35,131
                                                                                                            -----------
                                                                                                                397,219
                                                                                                            -----------
                    INFORMATION & ENTERTAINMENT -- 0.2%
                    MCI Communications Corp. 7.13% 2000....................................       90,000         91,604
                                                                                                            -----------
                    INFORMATION TECHNOLOGY -- 0.5%
                    Decision Holdings Corp. zero coupon 2008(2)............................       50,000         32,500
                    Iridium Capital Corp., Class C 11.25% 2005*............................      100,000         98,500
                    Iron Mountain Inc. Delaware 8.75% 2009*................................       35,000         35,875
                    Pierce Leahy Corp. 9.13% 2007..........................................       75,000         78,000
                                                                                                            -----------
                                                                                                                244,875
                                                                                                            -----------
                    MATERIALS -- 1.1%
                    A.K. Steel Corp. 9.13% 2006............................................      150,000        153,375
                    A.K. Steel Corp. 10.75% 2004...........................................      100,000        106,500
                    Acindar Industria Argentina de Aceros SA 11.25% 2004...................       55,000         54,038
                    CSN Iron SA 9.13% 2007*................................................      100,000         83,000
                    Nortek, Inc., Class B 9.25% 2007.......................................       70,000         71,400
                    Vale Rio Doce Cia zero coupon 1999(1)..................................        2,000              0
                    Weirton Steel Corp. 11.38% 2004........................................      100,000        104,000
                                                                                                            -----------
                                                                                                                572,313
                                                                                                            -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                    British Columbia Province Canada 6.50% 2026............................      150,000        150,457
                    Republic of Argentina 8.38% 2003.......................................      150,000        143,250
                    Republic of Argentina 11.00% 2006......................................      100,000        107,500
                                                                                                            -----------
                                                                                                                401,207
                                                                                                            -----------
                    PAPER PRODUCTS -- 1.5%
                    Aracruz Celulose SA 10.38% 2002........................................      100,000        101,250
                    Container Corp. of America 10.75% 2002.................................      225,000        246,375
                    Industrias Klabin de Papel e Celulose SA 11.00% 2004...................      100,000         95,000
                    S.D. Warren Co., Class B 12.00% 2004...................................      100,000        111,750
                    Silgan Holdings Corp. 9.00% 2009.......................................      250,000        255,625
                                                                                                            -----------
                                                                                                                810,000
                                                                                                            -----------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................       33,000         36,341
                                                                                                            -----------

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    TELECOMMUNICATIONS -- 0.7%
                    Globalstar L.P. 10.75% 2004*...........................................   $  150,000    $   147,000
                    GST Telecommunications, Inc. 12.75% 2007...............................       60,000         62,400
                    Microcell Telecommunications zero coupon 2007(2).......................      160,000         62,139
                    Philippine Long District Telephone Co. Maine 7.85% 2007................      100,000         86,980
                                                                                                            -----------
                                                                                                                358,519
                                                                                                            -----------
                    U.S. GOVERNMENT & AGENCIES -- 14.2%
                    Government National Mortgage Association 6.00% 2009....................      157,686        156,798
                    Government National Mortgage Association 6.50% 2008 - 2009.............    1,050,444      1,060,938
                    Government National Mortgage Association 7.50% 2022 - 2024.............      595,536        611,555
                    Government National Mortgage Association 8.50% 2024....................      308,451        324,546
                    United States Treasury Bonds 5.88% 2004................................      250,000        252,187
                    United States Treasury Bonds 6.25% 2023................................      200,000        206,000
                    United States Treasury Bonds 9.25% 2016................................      150,000        203,531
                    United States Treasury Notes 6.25% 2003................................      750,000        766,995
                    United States Treasury Notes 6.50% 2006................................      500,000        523,515
                    United States Treasury Notes 7.50% 2001................................      750,000        795,120
                    United States Treasury Notes 7.75% 1999................................      500,000        518,515
                    United States Treasury Notes 7.88% 1999 - 2004.........................    1,250,000      1,357,697
                    United States Treasury Notes 8.50% 2000................................      750,000        791,715
                                                                                                            -----------
                                                                                                              7,569,112
                                                                                                            -----------
                    TOTAL BONDS & NOTES (cost $12,587,045).................................                  13,386,946
                                                                                                            -----------
                                               WARRANTS -- 0.0%+                                SHARES
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.0%
                    Siam Commercial Bank 12/31/02 (Finance)(1)
                      (cost $0)............................................................          400              0
                                                                                                            -----------

                                          FOREIGN SECURITIES -- 28.6%
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    Banco de Galicia y Buenos Aires SA de CV (Finance).....................       10,300         65,932
                    Telefonica de Argentina SA ADR (Utilities).............................        1,500         55,875
                                                                                                            -----------
                                                                                                                121,807
                                                                                                            -----------
                    AUSTRALIA -- 0.7%
                    Amcor Ltd. (Materials).................................................       12,811         56,360
                    Australia & New Zealand Banking Group Ltd. (Finance)...................       15,000         99,131
                    Broken Hill Proprietary Co., Ltd. (Materials)..........................        8,299         77,076
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................       65,072        103,482
                    News Corp., Ltd. (Information & Entertainment).........................        6,000         33,122
                                                                                                            -----------
                                                                                                                369,171
                                                                                                            -----------
                    BRAZIL -- 0.4%
                    Aracruz Celulose ADR (Materials).......................................        2,400         34,500
                    Centrais Eletricas Brasileiras SA-ELECTROBRAS ADR (Utilities)+.........        2,050         50,973
                    Telecomunicacoes Brasileras SA (Utilities).............................    1,094,000        111,258
                                                                                                            -----------
                                                                                                                196,731
                                                                                                            -----------
                    CANADA -- 0.7%
                    Canadian Imperial Bank of Toronto (Finance)............................        3,100         96,750
                    Canadian Pacific Ltd. (Industrial & Commercial)+.......................        6,500        175,116
                    CanWest Global Communications Corp. (Information & Entertainment)......        4,400         79,200
                                                                                                            -----------
                                                                                                                351,066
                                                                                                            -----------
                    CHINA -- 0.0%
                    China Southern Airlines Ltd. ADR (Information & Entertainment)+........        1,500         19,781
                                                                                                            -----------

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    DENMARK -- 0.6%
                    Unidanmark A/S (Finance)...............................................        4,650    $   341,358
                                                                                                            -----------
                    FINLAND -- 0.7%
                    Kesko (Consumer Discretionary).........................................        8,700        137,580
                    Metsa Serla Oy, Class B (Materials)....................................       15,500        120,850
                    Nokia Corp., Class A ADR (Information Technology)......................        1,800        126,000
                                                                                                            -----------
                                                                                                                384,430
                                                                                                            -----------
                    FRANCE -- 3.1%
                    Assurance General de France (Finance)+.................................        3,500        185,453
                    Banque Nationale de Paris (Finance)....................................        2,639        140,270
                    Carrefour SA (Consumer Discretionary)..................................          200        104,345
                    Compagnie de St. Gobain (Materials)....................................          781        110,950
                    Credit Commerce France (Finance).......................................        1,180         80,876
                    Elf Aquitaine SA (Energy)..............................................        1,700        197,724
                    Havas SA (Information & Entertainment).................................        2,271        163,387
                    Peugeot SA (Consumer Discretionary)....................................        1,200        151,333
                    Rhone-Poulenc Ltd. (Healthcare)........................................        5,536        247,986
                    Societe Generale (Finance).............................................          990        134,884
                    Total SA, Series B (Energy)............................................        1,152        125,374
                                                                                                            -----------
                                                                                                              1,642,582
                                                                                                            -----------
                    GERMANY -- 2.2%
                    Bayer AG (Healthcare)..................................................        7,900        295,105
                    Degussa AG (Materials).................................................        1,500         75,044
                    Karstadt AG (Consumer Discretionary)...................................          440        150,201
                    Manitoba AG (Industrial & Commercial)..................................          500        144,807
                    Mannesmann AG (Industrial & Commercial)................................          332        167,758
                    Metallgesellschaft AG (Industrial & Commercial)+.......................        8,050        147,222
                    Prosieben Media AG (Information & Entertainment)+*.....................        3,940        183,974
                                                                                                            -----------
                                                                                                              1,164,111
                                                                                                            -----------
                    HONG KONG -- 0.6%
                    Hutchison Whampoa Ltd. (Industrial & Commercial).......................       21,000        131,707
                    Hysan Development Co., Ltd. (Real Estate)..............................       16,000         31,901
                    Peak International Ltd. (Information Technology)+......................        2,500         52,187
                    Sun Hung Kai Properties Ltd. (Real Estate).............................        9,900         68,990
                    Tingyi Holding Co. (Consumer Staples)..................................      200,000         26,068
                                                                                                            -----------
                                                                                                                310,853
                                                                                                            -----------
                    INDIA -- 0.1%
                    Ranbaxy Laboratories Ltd. (Healthcare).................................        1,300         33,540
                    State Bank India of GDR (Finance)*.....................................        1,700         30,940
                                                                                                            -----------
                                                                                                                 64,480
                                                                                                            -----------
                    INDONESIA -- 0.0%
                    PT Kalbe Farma (Healthcare)............................................       73,000         12,941
                                                                                                            -----------
                    IRELAND -- 0.5%
                    Allied Irish Banks PLC (Finance).......................................        4,669         44,534
                    Jefferson Smurfit Group (Materials)+...................................       78,612        218,213
                                                                                                            -----------
                                                                                                                262,747
                                                                                                            -----------
                    ITALY -- 0.9%
                    First British Columbia San Paolo (Finance)*............................       14,900        142,346
                    Telecom Italia SpA (Utilities).........................................       49,500        316,196
                                                                                                            -----------
                                                                                                                458,542
                                                                                                            -----------
                    JAPAN -- 4.9%
                    Aisin Seiki Co., Ltd. (Consumer Discretionary).........................       14,000        144,750
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)................................       12,000        165,429
                    Daiwa Securities Co., Ltd. (Finance)...................................        9,000         31,018

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Eisai Co. Ltd. (Healthcare)............................................        9,002    $   137,191
                    Exedy Corp. (Consumer Discretionary)...................................        2,100         15,906
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        5,000        120,625
                    Fujisawa Pharm Co. (Healthcare)........................................        4,000         34,924
                    Fukuda Denshi (Healthcare).............................................        3,000         30,558
                    Hitachi Ltd. (Information Technology)..................................        9,000         64,104
                    JGC Corp. (Industrial & Commercial)....................................       16,000         33,698
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        3,000        152,332
                    Maruichi Steel Tube (Materials)........................................        7,000         85,242
                    Matsumotokiyoshi (Consumer Discretionary)..............................        3,400        130,198
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.....       12,000        175,538
                    Mazda Motor Corp. (Consumer Discretionary) +...........................       59,000        140,078
                    Murata Manufacturing Co. Ltd. (Information Technology).................        2,000         50,241
                    Namco (Information & Entertainment)....................................        5,000        145,133
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).....................       10,000         56,675
                    Nomura Securities International, Inc. (Finance)........................        3,000         39,979
                    Okumura Corp. (Consumer Discretionary).................................       16,000         37,987
                    Otsuka Kagu (Consumer Staples).........................................          500         17,998
                    Rohm Co. (Information Technology)......................................        1,000        101,861
                    Sakura Bank Ltd. (Finance).............................................       27,000         77,131
                    Sanwa Bank Ltd. (Finance)..............................................        5,000         50,548
                    Shimachu Co. (Consumer Discretionary)..................................        1,200         18,840
                    Sony Corp. (Information & Entertainment)...............................        1,000         88,841
                    Sony Music Entertainment, Inc. (Information & Entertainment)...........        5,600        205,867
                    Square Co., Ltd. (Information Technology)..............................        2,000         55,449
                    Sumitomo Rubber Industries Ltd. (Consumer Discretionary)...............       24,000        101,279
                    Yamato Kogyo Co. (Materials)...........................................       14,000         84,169
                                                                                                            -----------
                                                                                                              2,593,589
                                                                                                            -----------
                    MALAYSIA -- 0.0%
                    Renong Bhd (Industrial & Commercial)(1)................................       19,000          8,793
                    Sime Darby Bhd (Industrial & Commercial)...............................        6,250          6,010
                                                                                                            -----------
                                                                                                                 14,803
                                                                                                            -----------
                    MEXICO -- 0.5%
                    Grupo Televisa SA de CV (Information & Entertainment)..................        4,300         83,703
                    Kimberly-Clark de Mexico SA de CV, Class A (Consumer Staples)..........       32,000        156,620
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)............        1,000         32,625
                                                                                                            -----------
                                                                                                                272,948
                                                                                                            -----------
                    NETHERLANDS -- 1.2%
                    Akzo Nobel NV (Healthcare).............................................          810        139,657
                    Elsevier NV (Information & Entertainment)..............................        6,100         98,676
                    Internationale Nedederlanden Groep NV (Finance)........................        5,371        226,214
                    PolyGram NV (Information & Entertainment)..............................        2,867        137,154
                    Unilever NV PLC (Consumer Staples).....................................          800         49,318
                                                                                                            -----------
                                                                                                                651,019
                                                                                                            -----------
                    NEW ZEALAND -- 0.2%
                    Air New Zealand Ltd., Class B (Information & Entertainment)............       13,366         26,776
                    Brierley Investments Ltd. (Finance)+...................................       32,833         23,449
                    Carter Holt Harvey Ltd. (Materials)....................................       23,000         35,524
                                                                                                            -----------
                                                                                                                 85,749
                                                                                                            -----------
                    NORWAY -- 0.4%
                    Saga Petroleum ASA, Series A (Energy)..................................       11,400        196,025
                                                                                                            -----------

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 0.3%
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       11,000    $    31,587
                    Keppel Fels Ltd. (Energy)..............................................       20,000         55,770
                    Overseas Union Bank Ltd. alien shares (Finance)........................       20,000         76,535
                                                                                                            -----------
                                                                                                                163,892
                                                                                                            -----------
                    SPAIN -- 1.0%
                    Banco de Santander SA (Finance)........................................        3,900        130,298
                    Banco Popular Espanol SA (Finance).....................................        2,700        188,743
                    Empresa Nacional de Electricidad SA (Utilities)........................        7,500        133,164
                    Telefonica de Espana SA ADR (Utilities)................................          700         63,044
                                                                                                            -----------
                                                                                                                515,249
                                                                                                            -----------
                    SWEDEN -- 1.3%
                    Hennes & Mauritz AB Class B (Consumer Discretionary)...................        1,800         79,346
                    Nordbanken Holding (Finance)+..........................................       58,100        328,554
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................        6,700        246,401
                    Sparbanken Sverige AB (Finance)........................................        1,820         41,375
                                                                                                            -----------
                                                                                                                695,676
                                                                                                            -----------
                    SWITZERLAND -- 2.1%
                    Ciba Specialty Chemicals AG (Materials)+...............................          620         73,830
                    Holderbank Financiere Glarus (Materials)...............................          280        228,415
                    Nestle SA (Consumer Staples)...........................................          181        271,153
                    Roche Holdings AG (Healthcare).........................................           37        367,290
                    Schweizerische Bankgesellschaft (Finance)..............................          131        189,346
                                                                                                            -----------
                                                                                                              1,130,034
                                                                                                            -----------
                    THAILAND -- 0.0%
                    Siam City Cement PCL alien shares (Materials)..........................          563            585
                    Siam Commercial Bank PCL alien shares (Finance)........................          400            457
                    Thai Farmers Bank alien shares (Finance)...............................        7,800         14,174
                                                                                                            -----------
                                                                                                                 15,216
                                                                                                            -----------
                    UNITED KINGDOM -- 6.0%
                    Associated British Foods PLC (Consumer Staples)........................       19,000        165,400
                    Bank of Scotland (Finance).............................................       12,400        112,629
                    Bass PLC (Consumer Staples)............................................       11,500        178,884
                    Billiton PLC (Materials)+*.............................................       20,300         52,015
                    BOC Group PLC (Materials)..............................................        9,637        158,446
                    British Petroleum Co. PLC (Energy).....................................       14,000        185,199
                    BTR Ltd. PLC (Industrial & Commercial).................................       43,000        129,955
                    Burmah Castrol PLC (Energy)............................................       11,600        202,343
                    Carlton Communications PLC (Information & Entertainment)...............       22,500        173,694
                    Cookson Group PLC (Information Technology).............................       44,461        143,864
                    Guinness PLC (Consumer Staples)........................................       24,000        219,569
                    HSBC Holdings PLC (Finance)............................................        6,600        162,824
                    Johnson Matthey PLC (Materials)........................................       16,000        143,226
                    PowerGen PLC (Utilities)...............................................       11,253        146,386
                    Rank Group PLC (Information & Entertainment)...........................       26,000        144,770
                    Reckitt & Colman PLC (Consumer Staples)................................       10,800        169,407
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       16,254        163,654
                    Royal Bank of Scotland Group PLC (Finance).............................       12,000        152,987
                    Zeneca Group PLC (Healthcare)..........................................       11,700        414,430
                                                                                                            -----------
                                                                                                              3,219,682
                                                                                                            -----------
                    TOTAL FOREIGN SECURITIES (cost $14,685,240)............................                  15,254,482
                                                                                                            -----------

---------------------

                                                                                              PRINCIPAL
                                                OPTIONS -- 0.0%                                 AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FOREIGN CURRENCY PUT OPTIONS
                    Brazilian Real Option Jan. 16, 1998/1.17(1)
                      (cost $1,168)........................................................   $    1,980            416
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $42,021,818).........................                  49,659,268
                                                                                                            -----------

                                         SHORT-TERM SECURITIES -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 5.21% due 6/04/98.........................      175,000        171,117
                    United States Treasury Bills 5.35% due 4/30/98@........................       75,000         73,722
                                                                                                            -----------
                    TOTAL SHORT-TERM SECURITIES (cost $244,829)............................                     244,839
                                                                                                            -----------
                                         REPURCHASE AGREEMENT -- 6.5%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $3,485,000)....................................................    3,485,000      3,485,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $45,751,647)                                  100.2%                             53,389,107
                    Liabilities in excess of other assets --               (0.2)                                (99,957)
                                                                         ------                             -----------
                    NET ASSETS --                                         100.0%                            $53,289,150
                                                                         ======                             ===========

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR -- American Depository Receipts
              GDR -- Global Depository Receipts
              (1) Fair valued security; see Note 2
              (2) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              @ The security or a portion thereof represents collateral for the following open futures contracts:


              OPEN FUTURES CONTRACTS
              -----------------------------------------------------------------------------------------------------------------
                     NUMBER                                                         VALUE AT
                       OF                                            EXPIRATION      TRADE         VALUE AS OF        UNREALIZED
                    CONTRACTS             DESCRIPTION                   DATE          DATE      DECEMBER 31, 1997    APPRECIATION
              ------------------------------------------------------------------------------------------------------------------
                    15 Long    All ordinaries share price Stock       March 1998    $618,206        $ 644,107          $ 25,901
                               Index Future -- Sydney Futures
                               Exchange
                     3 Long    Deutsche Terminboerse -- Dax Stock     March 1998     703,187          713,837            10,650
                               Index Future
                     7 Long    Hang Seng Index Future -- Hong       January 1998     460,217          484,222            24,005
                               Kong Futures Exchange
                     6 Long    Marche A Terme International de        March 1998     592,252          603,489            11,237
                               France -- CAC 40 Stock Index
                               Future
                                                                                                                     ------------
                               Net Unrealized Appreciation..................................                           $ 71,793
                                                                                                                      =========

                                                           ---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    --------------------------------------------------------------------
                      CONTRACT            IN            DELIVERY        GROSS UNREALIZED
                     TO DELIVER      EXCHANGE FOR         DATE            APPRECIATION
                    --------------------------------------------------------------------
                    CAD 91,200       USD    66,207         10/16/98         $  1,996
                    DEM 29,250       USD    16,541          3/19/98              208
                                                                        ----------------
                                                                               2,204
                                                                        ----------------

                                                                        GROSS UNREALIZED
                                                                          DEPRECIATION
                    --------------------------------------------------------------------
                    USD 640,848       AUD  972,750          3/31/98         $ (5,545)
                    USD 592,594     FRF  3,509,400          3/31/98           (6,497)
                    USD 706,860      DEM 1,251,000          3/19/98           (8,285)
                                                                        ----------------
                                                                             (20,327)
                                                                        ----------------
                             Net Unrealized Depreciation...........         $(18,123)
                                                                        ================
                    AUD   --  Australian Dollar
                    CAD   --  Canadian Dollar
                    DEM   --  Deutsche Mark
                    FRF   --  French Franc
                    USD   --  United States Dollar

              See Notes to Financial Statements

---------------------

                      (This page intentionally left blank)







                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 1997

                                                                      MONEY          FIXED       GOVERNMENT &
                                                                     MARKET         INCOME       QUALITY BOND     HIGH YIELD
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*.............................  $        --    $18,015,289    $222,701,883    $ 37,738,299
    Short-term securities*.......................................   69,594,514             --              --              --
    Repurchase agreements (cost equals market)...................      540,000             --       9,760,000       3,010,000
    Cash.........................................................        2,305             --             389           2,508
    Foreign currency.............................................           --             --              --              --
    Receivables for --
      Fund shares sold...........................................       48,457         12,902         884,599          46,399
      Dividends and accrued interest.............................      195,839        370,513       1,978,249         930,127
      Sales of investments.......................................           --             --              --              --
      Variation margin on futures contracts......................           --             --              --              --
      Foreign currency contracts.................................           --             --              --              --
    Prepaid expenses.............................................       19,289          8,554          44,473           9,319
    Unrealized appreciation on forward foreign currency
      contracts..................................................           --             --              --           2,745
                                                                   ----------------------------------------------------------
                                                                    70,400,404     18,407,258     235,369,593      41,739,397
                                                                   ----------------------------------------------------------
    LIABILITIES:
    Payables for --
      Fund shares redeemed.......................................      524,394          9,692         525,433         827,043
      Management fees............................................       31,062          9,739         120,063          23,762
      Purchases of investments...................................           --             --              --         652,031
      Foreign currency contracts.................................           --             --              --              --
      Variation margin on futures contracts......................           --             --              --              --
    Other accrued expenses.......................................       40,767         27,668         101,150          43,300
    Unrealized depreciation on forward foreign currency
      contracts..................................................           --             --              --              --
    Due to custodian bank........................................           --         44,937              --              --
                                                                   ----------------------------------------------------------
                                                                       596,223         92,036         746,646       1,546,136
                                                                   ----------------------------------------------------------
    NET ASSETS:..................................................  $69,804,181    $18,315,222    $234,622,947    $ 40,193,261
                                                                   ==========================================================
    Shares of beneficial interest outstanding (unlimited shares
      authorized)................................................   69,804,181      1,379,083      16,803,116       4,798,650
    Net asset value per share....................................  $      1.00    $     13.28    $      13.96    $       8.38
                                                                   ==========================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in..............................................  $69,804,181    $18,301,157    $215,745,068    $ 45,337,237
    Accumulated undistributed net investment income..............          632      1,372,518      13,552,555       3,705,994
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and foreign currency........        (632)     (1,695,246)       (547,474)     (9,486,051)
    Unrealized appreciation (depreciation) of investments........           --        336,793       5,872,798         633,336
    Unrealized foreign exchange gain (loss) on other assets and
      liabilities................................................           --             --              --           2,745
    Unrealized appreciation on futures contracts.................           --             --              --              --
                                                                   ----------------------------------------------------------
                                                                   $69,804,181    $18,315,222    $234,622,947    $ 40,193,261
                                                                   ==========================================================
    ---------------
    *Cost
     Investment securities.......................................  $        --    $17,678,496    $216,829,085    $ 37,104,963
                                                                   ==========================================================
     Short-term securities.......................................  $69,594,514    $        --              --    $         --
                                                                   ==========================================================

    See Notes to Financial Statements

---------------------

                       GROWTH AND        FOREIGN                          CAPITAL          NATURAL                       STRATEGIC
        TARGET '98       INCOME        SECURITIES         GROWTH        APPRECIATION      RESOURCES      MULTI-ASSET    MULTI-ASSET
        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
        ---------------------------------------------------------------------------------------------------------------------------
        $7,058,270     $43,389,450     $35,133,697     $466,622,126     $739,873,078     $46,267,996     $140,918,008  $49,659,268
                --              --          49,700               --               --              --          268,899      244,839
           370,000         295,000         765,000       18,295,000       86,080,000       2,800,000        4,045,000    3,485,000
             4,763           4,927           3,028              205              570           2,781            1,566        4,842
                --              --          29,826               --           37,432           3,569               --       12,617
             3,927          65,978          60,701          588,820        2,256,230       1,080,015           50,397       11,937
             2,411          48,588         116,355          450,048          255,082          65,638          631,139      302,387
                --       1,237,889         438,262          883,348        4,714,653              --               --      286,928
                --              --              --               --               --              --               --        5,558
                --              --         394,654               --           37,538              --               --      114,775
               804           3,567           4,270           45,950           25,075           2,811           29,881       14,164
                --              --              --               --               --              --               --        2,204
        ---------------------------------------------------------------------------------------------------------------------------
         7,440,175      45,045,399      36,995,493      486,885,497      833,279,658      50,222,810      145,944,890   54,144,519
        ---------------------------------------------------------------------------------------------------------------------------
             1,977          19,269          23,474          593,369        1,206,589         101,457           50,246       42,242
             4,069          26,363          28,217          291,265          426,076          30,693          124,240       45,004
                --         551,364         297,059          350,150       17,110,640              --               --      527,668
                --              --         394,757               --           37,432              --               --      115,054
                --              --              --               --               --              --              450           --
            21,651          31,743         103,730          122,453          187,855          36,728           84,520      105,074
                --              --              --               --               --              --               --       20,327
                --              --              --               --               --              --               --           --
        ---------------------------------------------------------------------------------------------------------------------------
            27,697         628,739         847,237        1,357,237       18,968,592         168,878          259,456      855,369
        ---------------------------------------------------------------------------------------------------------------------------
        $7,412,478     $44,416,660     $36,148,256     $485,528,260     $814,311,066     $50,053,932     $145,685,434  $53,289,150
        ===========================================================================================================================
           669,420       2,591,557       3,170,352       17,953,297       25,278,342       3,470,928       10,774,534    4,723,650
        $    11.07     $     17.14     $     11.40     $      27.04     $      32.21     $     14.42     $      13.52  $     11.28
        ===========================================================================================================================
        $6,961,259     $30,764,229     $33,479,349     $296,867,213     $564,921,133     $50,083,441     $ 89,396,384  $36,928,266
           593,334         377,994         440,430        2,514,747          443,996         591,715        3,631,038    1,039,089
          (270,582)      1,790,639       1,950,233       31,075,014       72,817,047         406,552       22,637,397    7,631,528
           128,467      11,483,798         279,912      155,071,286      176,136,434      (1,025,003)      29,978,765    7,637,460
                --              --          (1,668)              --           (7,544)         (2,773)              --      (18,986)
                --              --              --               --               --              --           41,850       71,793
        ---------------------------------------------------------------------------------------------------------------------------
        $7,412,478     $44,416,660     $36,148,256     $485,528,260     $814,311,066     $50,053,932     $145,685,434  $53,289,150
        ===========================================================================================================================
        $6,929,803     $31,905,652     $34,853,785     $311,550,840     $563,736,644     $47,292,999     $110,939,265  $42,021,818
        ===========================================================================================================================
        $       --     $        --     $    49,700     $         --     $         --     $        --     $    268,877  $   244,829
        ===========================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                      GOVERNMENT &
                                                                        MONEY MARKET   FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest........................................................   $4,312,171     $ 1,540,711   $ 14,895,280   $ 3,844,704
      Dividends.......................................................           --              --             --       103,508
                                                                        ---------------------------------------------------------
             Total income*............................................    4,312,171       1,540,711     14,895,280     3,948,212
                                                                        ---------------------------------------------------------
    Expenses:
      Investment management fees......................................      383,800         124,001      1,364,101       286,254
      Custodian fees..................................................       25,075          40,725        120,350        52,875
      Audit and tax consulting fees...................................       15,850          10,325         24,550        13,350
      Trustees' fees..................................................        5,819           1,147         15,350         2,859
      Reports to investors............................................        4,800           1,200         16,325         2,400
      Legal fees......................................................        3,025           1,200          6,050            --
      Insurance expense...............................................        1,248             305          2,995           616
      Other expenses..................................................        2,545             858          5,435         1,860
                                                                        ---------------------------------------------------------
             Total expenses...........................................      442,162         179,761      1,555,156       360,214
                                                                        ---------------------------------------------------------
    Net investment income.............................................    3,870,009       1,360,950     13,340,124     3,587,998
                                                                        ---------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain (loss) on investments...........................           --           2,846       (164,068)    1,614,047
    Net realized foreign exchange gain (loss) on other assets and
      liabilities.....................................................           --              --             --            --
    Net realized gain on futures contracts............................           --              --             --            --
    Change in unrealized appreciation/depreciation of investments.....           --         379,729      6,917,378      (803,941)
    Change in unrealized foreign exchange gain/loss on other assets
      and liabilities.................................................           --              --             --         2,745
    Change in unrealized appreciation/depreciation on futures
      contracts.......................................................           --              --             --            --
                                                                        ---------------------------------------------------------
    Net realized and unrealized gain (loss) on investments and foreign
      currencies......................................................           --         382,575      6,753,310       812,851
                                                                        ---------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $3,870,009     $ 1,743,525   $ 20,093,434   $ 4,400,849
                                                                         ========================================================
    ---------------
    * Net of foreign withholding taxes on interest and dividends
      of:.............................................................   $       --     $        64   $         --   $     1,132
                                                                         ========================================================

    See Notes to Financial Statements

---------------------

        TARGET      GROWTH AND      FOREIGN                        CAPITAL         NATURAL                     STRATEGIC
          '98         INCOME      SECURITIES        GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
       $ 691,476    $  118,435    $   111,267    $    621,638    $  3,164,654    $   263,359    $ 4,001,965   $1,219,182
              --       596,506        898,246       5,210,878       2,063,531        785,993      1,242,698      604,796
       ------------------------------------------------------------------------------------------------------------------
         691,476       714,941      1,009,513       5,832,516       5,228,185      1,049,352      5,244,663    1,823,978
       ------------------------------------------------------------------------------------------------------------------
          55,542       280,911        404,182       3,049,207       4,366,046        380,856      1,501,407      563,207
          20,700        30,500        192,900         128,075         217,675         44,525         75,550      203,675
          10,275        12,725         11,000          41,550          64,175         13,975         18,400       13,975
             714         1,872          3,539          25,397          37,627          2,845          9,560        4,341
           1,200           625            625           9,075          15,125          1,825          3,650        1,825
              --            --          3,600          28,375          40,775          2,500         10,800        4,800
             148           423            640           4,508           6,666            577          2,043          776
             658         1,938          3,803           6,222          12,235          1,200          4,252        3,983
       ------------------------------------------------------------------------------------------------------------------
          89,237       328,994        620,289       3,292,409       4,760,324        448,303      1,625,662      796,582
       ------------------------------------------------------------------------------------------------------------------
         602,239       385,947        389,224       2,540,107         467,861        601,049      3,619,001    1,027,396
       ------------------------------------------------------------------------------------------------------------------
         (17,879)    1,874,021      1,955,084      31,187,271      71,694,746        417,576     22,517,840    7,616,407
              --            --       (207,950)             --          (3,171)          (328)            58      (11,793)
              --            --        274,991              --       1,527,540             --        157,744       67,891
        (137,546)    7,471,248     (2,293,078)     75,254,383      78,026,936     (5,760,825)     2,368,322   (1,149,205)
              --            --        (14,202)             --          (7,316)        (2,530)            14      (19,409)
              --            --        (28,021)             --        (393,750)            --         41,850       71,793
       ------------------------------------------------------------------------------------------------------------------
        (155,425)    9,345,269       (313,176)    106,441,654     150,844,985     (5,346,107)    25,085,828    6,575,684
       ------------------------------------------------------------------------------------------------------------------
       $ 446,814    $9,731,216    $    76,048    $108,981,761    $151,312,846    $(4,745,058)   $28,704,829   $7,603,080
       ==================================================================================================================
       $      --    $    4,602    $   131,245    $     15,798    $     35,594    $    31,970    $        --   $   55,387
       ==================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                 GOVERNMENT &
                                                                MONEY MARKET     FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income.....................................  $   3,870,009    $  1,360,950    $ 13,340,124    $  3,587,998
    Net realized gain (loss) on investments...................             --           2,846        (164,068)      1,614,047
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................             --              --              --              --
    Net realized gain on futures contracts....................             --              --              --              --
    Change in unrealized appreciation/depreciation of
      investments ............................................             --         379,729       6,917,378        (803,941)
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities..................................             --              --              --           2,745
    Change in unrealized appreciation/depreciation on futures
      contracts...............................................             --              --              --              --
                                                                --------------------------------------------------------------
    Net increase in net assets resulting from operations......      3,870,009       1,743,525      20,093,434       4,400,849
                                                                --------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from capital gains..........................             --              --        (790,000)             --
    Dividends from net investment income......................     (3,870,009)     (1,670,000)    (13,980,000)     (4,025,000)
                                                                --------------------------------------------------------------
    Total dividends and distributions to shareholders.........     (3,870,009)     (1,670,000)    (14,770,000)     (4,025,000)
                                                                --------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................................    179,789,798       1,882,041      84,629,814      25,080,588
    Proceeds from shares issued for reinvestment of dividends
      and distributions.......................................      3,870,009       1,670,000      14,770,000       4,025,000
    Cost of shares repurchased................................   (187,856,279)     (8,053,346)    (91,703,378)    (34,974,896)
                                                                --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions..............................     (4,196,472)     (4,501,305)      7,696,436      (5,869,308)
                                                                --------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...................     (4,196,472)     (4,427,780)     13,019,870      (5,493,459)
    NET ASSETS:
    Beginning of period.......................................     74,000,653      22,743,002     221,603,077      45,686,720
                                                                --------------------------------------------------------------
    End of period.............................................  $  69,804,181    $ 18,315,222    $234,622,947    $ 40,193,261
                                                                ==============================================================

    ---------------
    Accumulated undistributed net investment income...........  $         632    $  1,372,518    $ 13,552,555    $  3,705,994
                                                                ==============================================================
    Shares issued and repurchased:
    Sold......................................................    179,789,798         140,887       6,117,786       2,936,419
    Issued in reinvestment of dividends and distributions.....      3,870,009         130,367       1,100,596         492,656
    Repurchased...............................................   (187,856,279)       (601,742)     (6,625,026)     (4,080,564)
                                                                --------------------------------------------------------------
    Net increase (decrease)...................................     (4,196,472)       (330,488)        593,356        (651,489)
                                                                ==============================================================

    See Notes to Financial Statements

---------------------

                 GROWTH AND        FOREIGN                             CAPITAL          NATURAL                         STRATEGIC
TARGET '98         INCOME         SECURITIES         GROWTH         APPRECIATION       RESOURCES       MULTI-ASSET     MULTI-ASSET
 PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
$   602,239     $    385,947     $    389,224     $   2,540,107     $     467,861     $    601,049     $  3,619,001    $ 1,027,396
    (17,879)       1,874,021        1,955,084        31,187,271        71,694,746          417,576       22,517,840      7,616,407
         --               --         (207,950)               --            (3,171)            (328)              58        (11,793)
         --               --          274,991                --         1,527,540               --          157,744         67,891
   (137,546)       7,471,248       (2,293,078)       75,254,383        78,026,936       (5,760,825)       2,368,322     (1,149,205)
         --               --          (14,202)               --            (7,316)          (2,530)              14        (19,409)
         --               --          (28,021)               --          (393,750)              --           41,850         71,793
----------------------------------------------------------------------------------------------------------------------------------
    446,814        9,731,216           76,048       108,981,761       151,312,846       (4,745,058)      28,704,829      7,603,080
----------------------------------------------------------------------------------------------------------------------------------
         --           (3,000)      (3,775,000)      (44,990,000)      (63,555,000)      (3,075,000)     (20,195,000)    (9,430,000)
   (825,000)        (865,000)        (985,000)       (3,085,000)       (1,055,000)        (535,000)      (4,135,000)    (1,270,000)
----------------------------------------------------------------------------------------------------------------------------------
   (825,000)        (868,000)      (4,760,000)      (48,075,000)      (64,610,000)      (3,610,000)     (24,330,000)   (10,700,000)
----------------------------------------------------------------------------------------------------------------------------------
    488,918       17,209,143       14,889,890       172,256,188       594,961,738       33,911,861       15,771,917      5,143,306
    825,000          868,000        4,760,000        48,075,000        64,610,000        3,610,000       24,330,000     10,700,000
 (3,694,795)     (15,988,972)     (26,853,371)     (162,312,016)     (499,635,823)     (24,442,072)     (49,410,173)   (17,201,470)
----------------------------------------------------------------------------------------------------------------------------------
 (2,380,877)       2,088,171       (7,203,481)       58,019,172       159,935,915       13,079,789       (9,308,256)    (1,358,164)
----------------------------------------------------------------------------------------------------------------------------------
 (2,759,063)      10,951,387      (11,887,433)      118,925,933       246,638,761        4,724,731       (4,933,427)    (4,455,084)
 10,171,541       33,465,273       48,035,689       366,602,327       567,672,305       45,329,201      150,618,861     57,744,234
----------------------------------------------------------------------------------------------------------------------------------
$ 7,412,478     $ 44,416,660     $ 36,148,256     $ 485,528,260     $ 814,311,066     $ 50,053,932     $145,685,434    $53,289,150
==================================================================================================================================

$   593,334     $    377,994     $    440,430     $   2,514,747     $     443,996     $    591,715     $  3,631,038    $ 1,039,089
==================================================================================================================================
     41,786        1,098,773        1,175,585         6,579,872        19,642,838        2,040,810        1,110,108        410,357
     75,619           53,713          389,844         1,855,461         2,046,563          215,909        1,886,047        960,503
   (319,495)      (1,023,740)      (2,107,426)       (6,287,471)      (16,686,320)      (1,473,329)      (3,503,935)    (1,380,080)
----------------------------------------------------------------------------------------------------------------------------------
   (202,090)         128,746         (541,997)        2,147,862         5,003,081          783,390         (507,780)        (9,220)
==================================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                 GOVERNMENT &
                                                                MONEY MARKET     FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income.....................................  $   4,225,419    $  1,655,779    $ 14,041,082    $  3,933,675
    Net realized gain on investments..........................             --         462,470         585,700         696,575
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................             --              --              --              --
    Net realized gain (loss) on futures contracts.............             --              --              --              --
    Change in unrealized appreciation/depreciation
      on investments..........................................             --      (1,654,211)     (7,904,999)        392,992
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities..................................             --              --              --              --
    Change in unrealized appreciation/depreciation on futures
      contracts...............................................             --              --              --              --
                                                                --------------------------------------------------------------
    Net increase in net assets resulting from operations......      4,225,419         464,038       6,721,783       5,023,242
                                                                --------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Distributions from capital gains..........................             --              --        (460,000)             --
    Dividends from net investment income......................     (4,225,419)     (1,900,000)    (14,120,000)     (4,670,000)
                                                                --------------------------------------------------------------
    Total dividends...........................................     (4,225,419)     (1,900,000)    (14,580,000)     (4,670,000)
                                                                --------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................................    159,314,533       2,345,220     101,230,555      27,871,250
    Proceeds from shares issued for reinvestment of dividends
      and distributions.......................................      4,225,419       1,900,000      14,580,000       4,670,000
    Cost of shares repurchased................................   (183,230,982)     (8,041,058)   (111,927,989)    (34,024,510)
                                                                --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions..............................    (19,691,030)     (3,795,838)      3,882,566      (1,483,260)
                                                                --------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...................    (19,691,030)     (5,231,800)     (3,975,651)     (1,130,018)
    NET ASSETS:
    Beginning of period.......................................     93,691,683      27,974,802     225,578,728      46,816,738
                                                                --------------------------------------------------------------
    End of period.............................................  $  74,000,653    $ 22,743,002    $221,603,077    $ 45,686,720
                                                                ==============================================================

    ---------------
    Accumulated undistributed net investment income...........  $       2,155    $  1,661,104    $ 13,956,938    $  4,006,818
                                                                ==============================================================
    Shares issued and repurchased:
    Sold......................................................    159,314,533         171,519       7,327,912       3,270,396
    Issued in reinvestment of dividends and distributions.....      4,225,419         149,137       1,115,532         586,683
    Repurchased...............................................   (183,230,982)       (587,362)     (8,086,708)     (4,025,306)
                                                                --------------------------------------------------------------
    Net increase (decrease)...................................    (19,691,030)       (266,706)        356,736        (168,227)
                                                                ==============================================================

    See Notes to Financial Statements

---------------------

                         GROWTH AND        FOREIGN                             CAPITAL          NATURAL
        TARGET '98         INCOME         SECURITIES         GROWTH         APPRECIATION       RESOURCES       MULTI-ASSET
         PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
        -------------------------------------------------------------------------------------------------------------------
        $   754,372     $    797,787     $    609,646     $   3,079,449     $   1,049,647     $    539,303     $  4,073,653
             70,306        1,459,904        6,115,742        44,948,751        63,266,968        3,314,738       20,265,945
                 --               --          (43,558)               --             2,560            1,145              (44)
                 --               --          414,564                --           (34,322)              --               --
           (419,896)       3,455,775       (1,580,975)       24,747,361        29,785,509          901,030       (4,163,250)
                 --              (19)         (17,987)               --              (860)            (512)              (6)
                 --               --          (16,205)               --           393,750               --               --
        -------------------------------------------------------------------------------------------------------------------
            404,782        5,713,447        5,481,227        72,775,561        94,463,252        4,755,704       20,176,298
        -------------------------------------------------------------------------------------------------------------------
                 --               --               --       (13,940,000)      (16,280,000)        (585,000)      (9,825,000)
         (1,210,000)      (1,745,000)        (810,000)       (1,545,000)         (935,000)        (340,000)      (5,330,000)
        -------------------------------------------------------------------------------------------------------------------
         (1,210,000)      (1,745,000)        (810,000)      (15,485,000)      (17,215,000)        (925,000)     (15,155,000)
        -------------------------------------------------------------------------------------------------------------------
            997,281        7,391,151       22,606,509       179,335,720       517,761,626       47,430,602       11,595,717
          1,210,000        1,745,000          810,000        15,485,000        17,215,000          925,000       15,155,000
         (4,004,707)     (11,647,598)     (33,661,510)     (193,366,398)     (400,770,612)     (35,798,476)     (49,395,962)
        -------------------------------------------------------------------------------------------------------------------
         (1,797,426)      (2,511,447)     (10,245,001)        1,454,322       134,206,014       12,557,126      (22,645,245)
        -------------------------------------------------------------------------------------------------------------------
         (2,602,644)       1,457,000       (5,573,774)       58,744,883       211,454,266       16,387,830      (17,623,947)
         12,774,185       32,008,273       53,609,463       307,857,444       356,218,039       28,941,371      168,242,808
        -------------------------------------------------------------------------------------------------------------------
        $10,171,541     $ 33,465,273     $ 48,035,689     $ 366,602,327     $ 567,672,305     $ 45,329,201     $150,618,861
        ===================================================================================================================

        $   816,095     $    857,047     $    969,165     $   3,059,640     $   1,034,306     $    525,994     $  4,119,739
        ===================================================================================================================
             80,381          574,026        1,828,894         8,416,003        19,407,178        2,907,359          874,874
            106,327          140,273           66,942           740,555           644,274           58,213        1,220,209
           (325,577)        (916,670)      (2,721,124)       (9,155,873)      (15,116,927)      (2,192,057)      (3,714,000)
        -------------------------------------------------------------------------------------------------------------------
           (138,869)        (202,371)        (825,288)              685         4,934,525          773,515       (1,618,917)
        ===================================================================================================================

          STRATEGIC
         MULTI-ASSET
          PORTFOLIO
        ------------
        $  1,208,923
           9,506,288
               8,710
                  --
          (2,438,293)
              (1,533)
                  --
        ------------
           8,284,095
        ------------
          (3,785,000)
          (1,800,000)
        ------------
          (5,585,000)
        ------------
           4,456,606
           5,585,000
         (19,022,327)
        ------------
          (8,980,721)
        ------------
          (6,281,626)
          64,025,860
        ------------
        $ 57,744,234
        ============
        $  1,252,720
        ============
             366,240
             490,773
          (1,560,019)
        ------------
            (703,006)
        ============

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Effective February 29, 1996, the Convertible Securities Portfolio changed its name to the Growth and Income Portfolio.

The investment objectives for each portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The Fixed Income Portfolio seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The Government & Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal.

The High Yield Portfolio seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The Target '98 Portfolio seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign companies. These investments will generally mature no later than November 15, 1998. (Note 9)

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The Foreign Securities Portfolio seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The Growth Portfolio seeks capital appreciation primarily through investments in growth equity securities.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the

---------------------

Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

                                                           ---------------------

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                               ACCUMULATED       ACCUMULATED
                                                                              UNDISTRIBUTED     UNDISTRIBUTED         PAID
                                                                              NET REALIZED      NET REALIZED           IN
                                                                               INCOME/LOSS        GAIN/LOSS          CAPITAL
                                                                              -------------------------------------------------
    Money Market Portfolio................................................      $  (1,523)       $     1,523       $         --
    Fixed Income Portfolio................................................         20,464            352,074           (372,538)
    Government & Quality Bond Portfolio...................................        235,493           (235,493)                --
    High Yield Portfolio..................................................        136,178          2,997,806         (3,133,984)
    Target '98 Portfolio..................................................             --                 --                 --
    Growth and Income Portfolio...........................................             --                 --                 --
    Foreign Securities Portfolio..........................................         67,041            (67,041)                --
    Growth Portfolio......................................................             --                 --                 --
    Capital Appreciation Portfolio........................................         (3,171)             3,171                 --
    Natural Resources Portfolio...........................................           (328)               328                 --
    Multi-Asset Portfolio.................................................         27,298            (27,298)                --
    Strategic Multi-Asset Portfolio.......................................         28,973            (28,973)                --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and expiring capital loss carryovers.

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1997, each participating portfolio had a percentage of an undivided interest in the repurchase agreement in the joint account in which it participates. The balance in the joint repo account at December 31, 1997 and the related repurchase agreement and collateral is as follows:

                                                                                                 PRINCIPAL
                                REPURCHASE AGREEMENT DESCRIPTION                                   AMOUNT
    ----------------------------------------------------------------------------------------    ------------
    Lehman Brothers, Inc. Repurchase Agreement
    6.57% dated 12/31/97 repurchase price $131,387,939
    due 1/2/98 collateralized by $215,525,000 U.S. Treasury
    Strip due 5/15/08, $27,136,000 U.S. Treasury Strip due 5/15/09 and
    $6,615,000 U.S. Treasury Strip due 2/15/00, approximate aggregate value $137,939,416....    $131,340,000
                                                                                                =============

                                                                                                          LEHMAN
                             % OF UNDIVIDED INTEREST OWNED BY EACH PORTFOLIO                             BROTHERS
    ----------------------------------------------------------------------------------------------------------------
    Money Market Portfolio............................................................................       0.4%
    Fixed Income Portfolio............................................................................       0.0%
    Government & Quality Bond Portfolio...............................................................       7.4%
    High Yield Portfolio..............................................................................       2.3%
    Target '98 Portfolio..............................................................................       0.3%
    Growth and Income Portfolio.......................................................................       0.2%
    Foreign Securities Portfolio......................................................................       0.6%
    Growth Portfolio..................................................................................      13.9%
    Capital Appreciation Portfolio....................................................................      65.5%
    Natural Resources Portfolio.......................................................................       2.1%
    Multi-Asset Portfolio.............................................................................       3.1%
    Strategic Multi-Asset Portfolio...................................................................       2.7%
    Other Affiliated Funds............................................................................       1.5%
                                                                                                         -------
                                                                                                          100.0%
                                                                                                         =======

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

---------------------

  At December 31, 1997, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                         AGGREGATE       AGGREGATE
                                           GROSS           GROSS        UNREALIZED                       CAPITAL
                                         UNREALIZED     UNREALIZED     GAIN (LOSS)       COST OF          LOSS
                                            GAIN           LOSS            NET         INVESTMENTS      CARRYOVER     EXPIRATION
                                           ----------------------------------------------------------------------------------
     Money Market Portfolio..........   $         --    $        --    $         --    $ 70,134,514    $       632       2005
     Fixed Income Portfolio..........        535,215       (198,422)        240,304      17,774,985      1,598,757     1998-2002
     Government & Quality Bond
       Portfolio.....................      6,380,434       (507,636)      5,872,798     226,589,085             --        --*
     High Yield Portfolio............      1,372,651       (739,314)        633,336      40,114,963      9,486,051     1998-2003
     Target '98 Portfolio............        128,467             --         128,467       7,299,803        270,582     2002-2005
     Growth and Income Portfolio.....     11,834,695       (350,897)     11,483,798      32,200,652             --       --***
     Foreign Securities Portfolio....      4,378,859     (4,227,215)        151,644      35,796,754             --        --
     Growth Portfolio................    160,903,091     (5,923,299)    154,979,792     329,937,334             --        --
     Capital Appreciation
       Portfolio.....................    199,439,463    (24,906,525)    174,532,938     651,420,140             --       --**
     Natural Resources Portfolio.....      5,000,623     (6,025,626)     (1,025,003)     50,092,999             --       --**
     Multi-Asset Portfolio...........     31,540,440     (1,561,675)     29,978,765     115,253,142             --        --
     Strategic Multi-Asset
       Portfolio.....................      9,595,673     (1,993,902)      7,601,771      45,787,336             --       --**

The Fixed Income and High Yield portfolios utilized capital loss carryovers of $19,266 and $1,477,869, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1997. In addition $372,538 and $3,133,984, respectively, of prior year capital loss carryover for the Fixed Income and High Yield portfolios expired as of December 31, 1997.

 * Post 10/31 Capital Loss Deferrals: Government & Quality Bond $1,026,765 and Foreign Securities $1,610,370.

** Post 10/31 Foreign Exchange Loss Deferrals: Foreign Securities $58,271,
   Capital Appreciation $2,749, Natural Resources $16 and Strategic Multi-Asset $2,841.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Money Market               $0-$150 million       .500%
                            > $150 million       .475%
                            > $250 million       .450%
                            > $500 million       .425%
Government & Quality
  Bond/                    $0-$200 million       .625%
Fixed Income                > $200 million       .575%
                            > $500 million       .500%
High Yield                 $0-$250 million       .700%
                            > $250 million       .575%
                            > $500 million       .500%
Target '98                 $0-$100 million       .625%
                            > $100 million       .570%
                            > $250 million       .525%
                            > $500 million       .500%
Growth and Income          $0-$100 million       .700%
                            > $100 million       .650%
                            > $250 million       .600%
                            > $500 million       .575%

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Foreign Securities         $0-$100 million       .900%
                            > $100 million       .825%
                            > $250 million       .750%
                            > $500 million       .700%
Growth                     $0-$250 million       .750%
                            > $250 million       .675%
                            > $500 million       .600%
Capital Appreciation       $0-$100 million       .750%
                            > $100 million       .675%
                            > $250 million       .625%
                            > $500 million       .600%
Natural Resources            >          $0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%
Multi-Asset                 > $200 million       .875%
                            > $500 million       .800%

                                                           ---------------------

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Money Market               $0-$500 million       .075%
                            > $500 million       .020%
Government & Quality
  Bond/                    $0-$ 50 million       .225%
Fixed Income                > $ 50 million       .125%
                            > $100 million       .100%
High Yield                 $0-$ 50 million       .300%
                            > $ 50 million       .225%
                            > $150 million       .175%
                            > $500 million       .150%
Target '98                 $0-$ 50 million       .225%
                            > $ 50 million       .150%
                            > $100 million       .100%
                            > $500 million       .050%
Growth/                    $0-$ 50 million       .325%
Growth and Income           > $ 50 million       .225%
                            > $150 million       .200%
                            > $500 million       .150%

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Foreign Securities         $0-$ 50 million       .400%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Capital Appreciation       $0-$ 50 million       .375%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Natural Resources          $0-$ 50 million       .350%
                            > $ 50 million       .250%
                            > $150 million       .200%
                            > $500 million       .150%
Multi-Asset                $0-$ 50 million       .250%
                            > $ 50 million       .175%
                            > $150 million       .150%
Strategic Multi-Asset      $0-$ 50 million       .300%
                            > $ 50 million       .200%
                            > $150 million       .175%
                            > $500 million       .150%

  For the year ended December 31, 1997, SAAMCo received fees of $12,759,514 from the Trust, of which SAAMCo informed the Trust that $8,931,972 was retained and $3,827,542 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1997:

                                                MONEY                     GOVERNMENT &                                  GROWTH
                                               MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD     TARGET '98    AND INCOME
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              ----------------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities)..........................  $        --   $  6,278,268   $ 16,185,077   $39,239,457   $         --   $20,493,720
    Sales of portfolio securities
      (excluding U.S. government
      securities)..........................           --      4,895,117     54,770,142    45,192,672      1,129,743    19,195,055
    U.S. Government Securities excluded
      above were as follows:
    Purchases of U.S. government
      securities...........................           --      4,932,437    180,328,824            --             --            --
    Sales of U.S. government securities....           --     10,441,595    103,056,993            --      2,151,398            --

                                               FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
                                             SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities)..........................  $33,638,246   $132,223,890   $484,332,732   $24,371,018   $ 46,658,591   $32,390,574
    Sales of portfolio securities
      (excluding U.S. government
      securities)..........................   41,276,573    132,612,631    370,121,871    12,810,603     81,746,353    43,833,718
    U.S. Government Securities excluded
      above were as follows:
    Purchases of U.S. government
      securities...........................           --             --             --            --     34,216,555            --
    Sales of U.S. government securities....           --             --             --            --     27,548,425       371,474

---------------------

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc., SunAmerica Securities, Inc., and Advantage Capital Corp., which are broker/dealers affiliated with SAAMCo. For the year ended December 31, 1997, the following portfolios of the Trust paid brokerage commissions to these affiliate companies:

                                                                                               AMOUNT
                                                                                               -------
              Growth Portfolio...............................................................  $   250
              Capital Appreciation Portfolio.................................................   20,400
              Strategic Multi-Asset Portfolio................................................      420

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1997, the Trust had accrued $123,405 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1997, expensed $37,305 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 9. SUBSEQUENT EVENTS: In January 1998, investors will be notified regarding the forthcoming maturity and liquidation of the Target '98 Portfolio. To facilitate an orderly liquidation, the shareholder will be requested to provide instructions for the reallocation of investments by November 15, 1998. Instructions not received by the aforementioned date will result in the reallocation of the investment into the Money Market Portfolio.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*

----------------------------------------------------------------------------------------------------------------------------
                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/93       $   1.00       $  0.02        $   --          $ 0.02        $  (0.02)     $     --      $   1.00        2.0%
12/31/94           1.00          0.04            --            0.04           (0.04)           --          1.00        3.8
12/31/95           1.00          0.05            --            0.05           (0.05)           --          1.00        5.6
12/31/96           1.00          0.05            --            0.05           (0.05)           --          1.00        5.0
12/31/97           1.00          0.05            --            0.05           (0.05)           --          1.00        5.1
Fixed Income Portfolio
12/31/93          14.31          0.95          0.19            1.14           (0.91)           --         14.54        8.0
12/31/94          14.54          0.89         (1.36)          (0.47)          (1.17)           --         12.90       (3.2)
12/31/95          12.90          0.90          1.52            2.42           (1.16)           --         14.16       19.2
12/31/96          14.16          0.93         (0.64)           0.29           (1.15)           --         13.30        2.4
12/31/97          13.30          0.91          0.30            1.21           (1.23)           --         13.28        9.4
Government & Quality Bond Portfolio
12/31/93          13.93          0.90          0.25            1.15           (0.86)           --         14.22        8.3
12/31/94          14.22          0.86         (1.30)          (0.44)          (0.73)        (0.19)        12.86       (3.1)
12/31/95          12.86          0.90          1.55            2.45           (1.08)           --         14.23       19.4
12/31/96          14.23          0.87         (0.50)           0.37           (0.90)        (0.03)        13.67        2.9
12/31/97          13.67          0.84          0.42            1.26           (0.92)        (0.05)        13.96        9.5
High Yield Portfolio
12/31/93           8.39          0.79          0.79            1.58           (0.54)           --          9.43       19.1
12/31/94           9.43          0.15         (0.56)          (0.41)          (1.15)           --          7.87       (4.5)
12/31/95           7.87          0.77          0.67            1.44           (0.98)           --          8.33       18.8
12/31/96           8.33          0.74          0.19            0.93           (0.88)           --          8.38       11.7
12/31/97           8.38          0.75          0.18            0.93           (0.93)           --          8.38       11.4
Target '98 Portfolio
12/31/93          13.57          0.82          0.71            1.53           (0.93)        (0.23)        13.94       11.2
12/31/94          13.94          0.83         (1.39)          (0.56)          (1.11)        (0.07)        12.20       (4.1)
12/31/95          12.20          0.86          0.88            1.74           (1.30)           --         12.64       14.6
12/31/96          12.64          0.81         (0.37)           0.44           (1.41)           --         11.67        3.7
12/31/97          11.67          0.78         (0.19)           0.59           (1.19)           --         11.07        5.2
Growth and Income Portfolio
12/31/93          12.49          0.61          2.11            2.72           (0.55)        (0.08)        14.58       22.0
12/31/94          14.58          0.66         (1.96)          (1.30)          (0.52)        (1.20)        11.56       (9.7)
12/31/95          11.56          0.61          1.29            1.90           (0.83)        (0.62)        12.01       16.6
12/31/96+         12.01          0.33          2.02            2.35           (0.77)           --         13.59       20.2
12/31/97          13.59          0.15          3.74            3.89           (0.34)           --         17.14       28.8

              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES         INCOME      PORTFOLIO        AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE     TURNOVER       COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS       RATE         PER SHARE@
----------------------------------------------------------------------------------------------------------------------------
Money Mark
12/31/93    $ 99,309         0.6%             2.7%             %--     $   NA
12/31/94     126,004         0.6              3.8               --         NA
12/31/95      93,692         0.6              5.5               --         NA
12/31/96      74,001         0.6              4.9               --         NA
12/31/97      69,804         0.6              5.0               --         NA
Fixed Inco
12/31/93      41,116         0.8              6.3             45.9         NA
12/31/94      28,582         0.8              6.5             56.5         NA
12/31/95      27,975         0.8              6.5             76.7         NA
12/31/96      22,743         0.8              6.8             77.9         NA
12/31/97      18,315         0.9              6.9             58.0       .0500
Government
12/31/93     264,660         0.7              6.2             93.2         NA
12/31/94     232,530         0.7              6.4            117.6         NA
12/31/95     225,579         0.7              6.5            135.2         NA
12/31/96     221,603         0.7              6.3            106.7         NA
12/31/97     234,623         0.7              6.1             75.7         NA
High Yield
12/31/93      79,303         0.9              8.5            121.1         NA
12/31/94      48,057         0.9              9.0             97.9         NA
12/31/95      46,817         0.9              9.2             68.1         NA
12/31/96      45,687         0.9              8.8             58.0         NA
12/31/97      40,193         0.9              8.8            101.4       .0600
Target '98
12/31/93      20,500         0.9              5.7             20.8         NA
12/31/94      19,194         0.8              6.5              9.2         NA
12/31/95      12,774         0.9              6.7             38.6         NA
12/31/96      10,172         0.9              6.5               --         NA
12/31/97       7,412         1.0              6.8               --         NA
Growth and
12/31/93      41,555         0.9              4.4             86.2         NA
12/31/94      34,995         0.9              4.9             50.7         NA
12/31/95      32,008         0.9              5.2             88.8         NA
12/31/96+     33,465         0.9              2.5            108.5       .0477
12/31/97      44,417         0.8              1.0             49.4       .0522

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------
                                                    Foreign Securities Portfolio
12/31/93       $   8.47      $   0.05        $ 2.50          $   2.55      $  (0.09)     $     --      $  10.93       30.2%
12/31/94          10.93          0.11         (0.46)            (0.35)        (0.03)           --         10.55       (3.2)
12/31/95          10.55          0.13          1.19              1.32         (0.05)        (0.01)        11.81       12.6
12/31/96          11.81          0.15          1.19              1.34         (0.21)           --         12.94       11.5
12/31/97          12.94          0.11         (0.14)            (0.03)        (0.31)        (1.20)        11.40       (1.0)
                                                          Growth Portfolio
12/31/93          21.67          0.05          1.60              1.65         (0.08)        (0.92)        22.32        7.8
12/31/94          22.32          0.05         (1.03)            (0.98)        (0.05)        (3.11)        18.18       (4.7)
12/31/95          18.18          0.11          4.62              4.73         (0.05)        (3.38)        19.48       26.3
12/31/96          19.48          0.20          4.57              4.77         (0.11)        (0.95)        23.19       25.0
12/31/97          23.19          0.16          6.76              6.92         (0.20)        (2.87)        27.04       30.4
                                                   Capital Appreciation Portfolio
12/31/93          17.75         (0.03)         3.73              3.70         (0.01)        (1.16)        20.28       21.1
12/31/94          20.28         (0.02)        (0.71)            (0.73)           --         (2.04)        17.51       (3.8)
12/31/95          17.51          0.06          6.00              6.06         (0.15)        (0.20)        23.22       34.6
12/31/96          23.22          0.06          5.73              5.79         (0.06)        (0.95)        28.00       25.1
12/31/97          28.00          0.02          7.05              7.07         (0.05)        (2.81)        32.21       25.4
                                                    Natural Resources Portfolio
12/31/93           9.93          0.15          3.42              3.57         (0.17)           --         13.33       36.2
12/31/94          13.33          0.23         (0.09)             0.14         (0.09)        (0.09)        13.29        1.0
12/31/95          13.29          0.18          2.15              2.33         (0.21)        (0.29)        15.12       17.5
12/31/96          15.12          0.22          1.89              2.11         (0.13)        (0.23)        16.87       14.1
12/31/97          16.87          0.20         (1.49)            (1.29)        (0.17)        (0.99)        14.42       (8.6)
                                                       Multi-Asset Portfolio
12/31/93          13.79          0.36          0.63              0.99         (0.44)        (0.46)        13.88        7.3
12/31/94          13.88          0.39         (0.60)            (0.21)        (0.47)        (1.49)        11.71       (1.7)
12/31/95          11.71          0.40          2.47              2.87         (0.49)        (1.05)        13.04       24.9
12/31/96          13.04          0.35          1.36              1.71         (0.49)        (0.91)        13.35       13.9
12/31/97          13.35          0.34          2.36              2.70         (0.43)        (2.10)        13.52       21.1
                                                  Strategic Multi-Asset Portfolio
12/31/93          12.45          0.21          1.68              1.89         (0.28)           --         14.06       15.3
12/31/94          14.06          0.24         (0.53)            (0.29)        (0.20)        (2.28)        11.29       (2.6)
12/31/95          11.29          0.32          2.18              2.50         (0.23)        (1.78)        11.78       22.8
12/31/96          11.78          0.25          1.41              1.66         (0.40)        (0.84)        12.20       14.8
12/31/97          12.20          0.23          1.48              1.71         (0.31)        (2.32)        11.28       14.3


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES      INCOME (LOSS)  PORTFOLIO      AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER      COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS      RATE        PER SHARE@
---------------------------------------------------------------------------------
                        Foreign Securities Portfolio
12/31/93    $ 72,579         1.3%             0.5%        47.7%      $   NA
12/31/94      68,641         1.2              1.0         73.9           NA
12/31/95      53,609         1.2              1.2         33.0           NA
12/31/96      48,036         1.4              1.2         74.3         .0062
12/31/97      36,148         1.4              0.9         79.9         .0056
                               Growth Portfolio
12/31/93     311,050         0.9              0.2         66.3           NA
12/31/94     246,149         0.8              0.2         74.8           NA
12/31/95     307,857         0.9              0.6         92.1           NA
12/31/96     366,602         0.8              0.9         51.7         .0515
12/31/97     485,528         0.8              0.6         32.2         .0538
                        Capital Appreciation Portfolio
12/31/93     182,515         0.9             (0.2)       111.2           NA
12/31/94     229,544         0.8             (0.1)        64.0           NA
12/31/95     356,218         0.8              0.3         60.1           NA
12/31/96     567,672         0.8              0.2         69.2         .0517
12/31/97     814,311         0.7              0.1         60.1         .0548
                         Natural Resources Portfolio
12/31/93      18,255         1.1              1.3         34.5           NA
12/31/94      21,230         1.0              1.7         36.0           NA
12/31/95      28,941         1.0              1.3         32.0           NA
12/31/96      45,329         0.9              1.3         52.5         .0409
12/31/97      50,054         0.9              1.2         27.9         .0319
                            Multi-Asset Portfolio
12/31/93     208,900         1.1              2.6         48.2           NA
12/31/94     164,159         1.1              3.0         82.5           NA
12/31/95     168,243         1.1              3.2         85.9           NA
12/31/96     150,619         1.1              2.6         64.1         .0517
12/31/97     145,685         1.1              2.4         56.5         .0546
                        Strategic Multi-Asset Portfolio
12/31/93      76,466         1.3              1.2         73.9           NA
12/31/94      65,357         1.3              1.8         63.7           NA
12/31/95      64,026         1.3              2.7         36.9           NA
12/31/96      57,744         1.4              2.0         51.3         .0064
12/31/97      53,289         1.4              1.8         59.7         .0070

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Fixed Income Portfolio, Government & Quality Bond Portfolio, High Yield Portfolio, Target '98 Portfolio, Growth and Income Portfolio, Foreign Securities Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the 12 portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

As stated in Note 9 to the financial statements, Target '98 Portfolio was designed with the expectation that it will terminate on or about November 1998.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 13, 1998

---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 1997. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1998.

During the year ended December 31, 1997 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                NET             NET              NET         QUALIFYING % FOR THE
                                                  TOTAL      INVESTMENT     SHORT-TERM        LONG-TERM         70% DIVIDENDS
                                                DIVIDENDS      INCOME      CAPITAL GAINS    CAPITAL GAINS     RECEIVED DEDUCTION
                                                ---------    ----------    -------------    -------------    --------------------
Money Market Portfolio.......................     $  --        $   --          $  --            $  --                   --%
Fixed Income Portfolio.......................      1.23          1.23             --               --                   --
Government & Quality Bond Portfolio..........      0.97          0.92           0.02             0.03                   --
High Yield Portfolio.........................      0.93          0.93             --               --                 2.66
Target '98 Portfolio.........................      1.19          1.19             --               --                   --
Growth and Income Portfolio..................      0.34          0.34             --               --                80.95
Foreign Securities Portfolio.................      1.51          0.31             --             1.20                   --
Growth Portfolio.............................      3.07          0.20           0.69             2.18                36.60
Capital Appreciation Portfolio...............      2.85          0.05           1.25             1.55                30.33
Natural Resources Portfolio..................      1.16          0.17           0.05             0.94                55.38
Multi-Asset Portfolio........................      2.53          0.43           0.14             1.96                29.44
Strategic Multi-Asset Portfolio..............      2.63          0.31           0.50             1.82                 7.92

                                                           ---------------------
                                       71

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                  Condensed Financial Information

         The following financial statements are included in Part B of the Registration Statement.


                  Financial Statements for Anchor Series Trust -- with respect to Registrant's fiscal year ended December 31, 1997.



(b) Exhibits

  ( 1) Declaration of Trust, as Amended                      Previously Filed
  ( 2) By-Laws                                               Previously Filed
  ( 3) Voting Trust Agreement                                Not Applicable
  ( 4) Share of Beneficial Interest                          Not Applicable
  ( 5) (a)Investment Advisory and                            Previously Filed
                  Management Agreements
       (b)Sub-Advisory Agreement                             Previously Filed
  ( 6) Distribution Agreement                                Not Applicable
  ( 7) Bonus, Profit Sharing,                                Not Applicable
           Pension or Similar Contracts

  ( 8) Custodian Agreement                                   Previously Filed

  ( 9) Form of Fund Participation Agreement                  Previously Filed

 (10) Opinion and Consent of Counsel                         Not Applicable

 (11) Consent of Accountants                                 Filed Herewith
 (12) Financial Statements Omitted from Item 23              Not Applicable
 (13) Initial Capitalization Agreement                       Not Applicable
 (14) Model Plan                                             Not Applicable
 (15) Rule 12b-1 Plan                                        Not Applicable
 (16) Persons under Common Control with                      Filed Herewith
          Registrant
 (17) Performance Computations                               Not Applicable
 (18) Powers of Attorney                                     Previously Filed
 (27) Financial Data Schedule                                Filed Herewith

       All previously filed exhibits are specifically incorporated herein by reference.


Item 25. Persons Controlled by or Under Common Control with
Registrant

                  Previously Filed.

Item 26. Number of Holders of Securities


         As of February 26, 1998, the number of record holders of Anchor Series Trust was as follows:


          Title of Class                    Number of Record Holders
          Shares of Beneficial Interest              5*

         * Held by Variable Separate Account of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company, Variable Annuity Account Four of Anchor National Life Insurance Company, Variable Annuity Account One of Anchor National Life Insurance Company and Variable Annuity Account One of First SunAmerica Life Insurance Company.

Item 27. Indemnification

         The Declaration of Trust (Section 5.3) provides that "each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct")."

         The Investment Advisory and Management Agreements and Sub-Advisory Agreements each provide in essence that under certain circumstances the Investment Adviser or the Sub-Adviser (and their officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser or Sub-Adviser to perform or assist in the performance of its obligations under each Agreement) shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

         SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and other Connections of Investment Adviser

         Information concerning the business and other connections of SAAMCo is incorporated herein by reference from SAAMCo's Form ADV (File No. 801-19813) and information concerning the business and other connections of Wellington is incorporated herein by reference from Wellington's Form ADV (File No. 801-15908), which are currently on file with the Securities and Exchange Commission.

Item 29. Principal Underwriters

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Custodian, Transfer Agent and Dividend Paying Agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica Asset Management Corp., the Investment Adviser, is located at 733 Third Avenue, New York, New York 10017-3204. It maintains the books, accounts and records required to be maintained pursuant to
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

         Wellington Management Company, the Sub-Adviser, is located at 75 State Street, Boston, Massachusetts 02109. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

         None.

Item 32. Undertakings

         (c) Registrant hereby undertakes to furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of March 27, 1998.


                                       ANCHOR SERIES TRUST


                                       By:/s/Peter A. Harbeck
                                             Peter A. Harbeck
                                                President


         Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




/s/Peter A. Harbeck                    President and Trustee                 March 27, 1998
Peter A. Harbeck                       (Principal Executive
                                       Officer)

       *                               Treasurer                             March 27, 1998
Peter C. Sutton                        (Principal Financial
                                        and Accounting Officer)

       *                               Trustee                               March 27, 1998
S. James Coppersmith


       *                               Trustee                               March 27, 1998
Samuel M. Eisenstat


       *                               Trustee                               March 27, 1998
Stephen J. Gutman



*By:/s/Robert M. Zakem
         Attorney-in-Fact
         Robert M. Zakem

                               ANCHOR SERIES TRUST


                                  EXHIBIT INDEX



Exhibit No.                         Name
        11                          Consent of Accountants
        27                          Financial Data Schedule